UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2004



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA EXTENDED MARKET INDEX FUND - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2004

[LOGO OF USAA]
   USAA(R)

                      USAA EXTENDED MARKET
                             INDEX Fund

                               [GRAPHIC OF USAA EXTENDED MARKET INDEX FUND]

                     3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
   SEPTEMBER 30, 2004

                                                                      (Form N-Q)

 I N T R O D U C T I O N
========================--------------------------------------------------------

USAA EXTENDED MARKET INDEX FUND
SEPTEMBER 30, 2004 (UNAUDITED)

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the Act), as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA Extended Market Index Fund (the Fund).

         The Fund's primary investment objective is to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Dow Jones Wilshire 4500 Completion (Full Cap) Index. The Dow Jones Wilshire 4500 Completion (Full Cap) Index measures the performance of all small- and mid-cap stocks as measured by the Dow Jones Wilshire 5000 Composite (Full Cap) Index less the stocks in the S&P 500 Index.

         USAA Investment Management Company (the Manager), an affiliate of the Fund, attempts to achieve this objective by investing all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series Trust (the Series), which is a separate open-end investment management company advised by Merrill Lynch Quantitative Advisers (MLQA), a division of Fund Asset Management, L.P. with a substantially similar investment objective.

         FUND INVESTMENT
         ---------------

         At September 30, 2004, the Fund's investment in the Series was $96,951,514, at value, (representing 50.84%) of the Series. The Fund records its investment in the Series at fair value, which reflects its proportionate interest in the net assets of the Series.

         Following is the Portfolio of Investments of the Series as of September 30, 2004.
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MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2004 (UNAUDITED)

   SHARES
     HELD   INDUSTRY++/ISSUE                                                VALUE
---------------------------------------------------------------------------------
   COMMON STOCKS

   AEROSPACE - 0.6%
      200   Aerosonic Corporation+                                   $        878
    2,300   Armor Holdings, Inc.+                                          95,703
    1,500   Cubic Corporation                                              34,350
    1,781   DRS Technologies, Inc.+                                        66,681
    1,300   EDO Corporation                                                36,075
      900   ESCO Technologies Inc.+                                        60,984
    1,955   Engineered Support Systems, Inc.                               89,226
    1,000   EnPro Industries, Inc.+                                        24,140
      500   Esterline Technologies Corporation+                            15,295
    2,700   GenCorp Inc.+                                                  36,585
    1,792   HEICO Corporation (Class A)                                    24,156
    2,700   KVH Industries, Inc.+                                          19,494
    1,500   Kaman Corp. (Class A)                                          17,910
    5,695   L-3 Communications Holdings, Inc.                             381,565
      400   MTC Technologies, Inc.+                                        11,052
    1,300   Metrologic Instruments, Inc.+                                  20,605
      500   SPACEHAB, Incorporated+                                         1,250
      700   SatCon Technology Corporation+                                  1,323
    1,900   Teledyne Technologies Incorporated+                            47,576
      300   TransTechnology Corporation+                                    2,541
    3,000   Trimble Navigation Limited+                                    94,800
    2,100   Veeco Instruments Inc.+                                        44,037
                                                                     ------------
                                                                        1,126,226
                                                                     ------------
   AIR TRANSPORT - 0.4%
    1,900   AAR Corp.+                                                     23,655
    9,900   AMR Corporation(d)+                                            72,567
    1,500   ATA Holdings Corp.+                                             3,630
    3,500   AirTran Holdings, Inc.+                                        34,860
    1,500   Alaska Air Group, Inc.+                                        37,170
    1,600   America West Holdings Corporation (Class B)+                    8,640
    1,800   Aviall, Inc.+                                                  36,720
    1,200   Aviation General, Incorporated+                                    12
    3,970   Continental Airlines, Inc. (Class B)+                          33,824
    2,895   EGL, Inc.+                                                     87,603
    1,600   ExpressJet Holdings, Inc.+                                     16,016
    2,700   FLYi Inc.+                                                     10,557
    2,100   Frontier Airlines, Inc.+                                       16,128
      700   Great Lakes Aviation, Ltd.+                                       490
    3,802   Hawaiian Holdings, Inc.+                                       23,420
    5,250   JetBlue Airways Corporation(d)+                               109,830
      900   LMI Aerospace, Inc.+                                            1,494
    1,300   MAIR Holdings, Inc.+                                           10,660
    1,900   Mesa Air Group, Inc.+                                           9,690
      800   Midwest Express Holdings+                                       2,360
    5,100   Northwest Airlines Corporation+                                41,871
      700   Petroleum Helicopters, Inc. (Non-voting)+                      14,525
    1,300   Pinnacle Airlines Corp.+                                       13,130
    3,500   SkyWest, Inc.                                                  52,675
    4,705   UAL Corporation(d)+                                             4,964
      200   Vanguard Airlines, Inc.+                                            -
                                                                     ------------
                                                                          666,491
                                                                     ------------
    APPAREL - 1.0%
    2,650   Aeropostale, Inc.+                                             69,430
    3,500   Ashworth, Inc.+                                                28,700
    3,400   bebe stores, inc.                                              71,808
    1,200   Brown Shoe Company, Inc.                                       30,072
      700   The Buckle, Inc.                                               19,229
    1,400   Burke Mills, Inc.+                                              1,694
    2,100   Cache, Inc.+                                                   31,500
      900   Carter's, Inc.+                                                24,921
      400   Cherokee Inc.                                                   9,544
    2,500   Columbia Sportswear Company+                                  136,250
    3,400   DHB Capital Group Inc.+                                        48,280
    1,300   Deckers Outdoor Corporation+                                   44,200
      600   Escalade, Incorporated                                          8,334
      200   Fab Industries, Inc.                                              810
    4,817   Fossil, Inc.+                                                 149,038
    1,800   GSI Commerce, Inc.+                                            15,858
    1,600   Guess?, Inc.+                                                  28,496
      300   Haggar Corp.                                                    5,142
      300   Hampshire Group, Limited+                                       9,468
    2,100   Hartmarx Corporation+                                          15,582
      400   JPS Industries Inc.+                                            1,316
    1,900   J. Jill Group Inc.+                                            37,715
    1,625   Jos. A. Bank Clothiers, Inc.(d)+                               44,980
    1,600   Kellwood Co.                                                   58,320
    1,100   Kenneth Cole Productions, Inc. (Class A)                       30,954
    2,600   K-Swiss Inc. (Class A)                                         50,050
      500   LaCrosse Footwear, Inc.+                                        3,915
    1,000   Lakeland Industries, Inc.+                                     18,171
    1,000   Magic Lantern Group, Inc.+                                        740
      900   Marisa Christina, Incorporated+                                 1,223
      800   Mossimo, Inc.+                                                  3,000
      300   Mothers Work, Inc.+                                             4,350
      700   OshKosh B'Gosh, Inc. (Class A)                                 14,140
    1,500   Oxford Industries, Inc.                                        55,875
    1,400   Perry Ellis International, Inc.+                               31,486
    1,900   Phillips-Van Heusen Corporation                                42,332
    1,000   Phoenix Footwear Group, Inc.+                                   7,010
    5,500   Polo Ralph Lauren Corporation                                 200,035
    1,400   Quaker Fabric Corporation                                       9,100
    3,300   Quiksilver, Inc.+                                              83,886
    1,100   Rocky Shoes & Boots, Inc.+                                     19,250
    2,900   Russell Corporation                                            48,836
    2,300   Skechers U.S.A., Inc. (Class A)+                               33,396
    1,700   Stage Stores, Inc.+                                            58,174
      800   Steve Madden, Ltd.+                                            14,120
    2,400   The Stride Rite Corporation                                    24,600
    1,500   Superior Uniform Group, Inc.                                   20,550
      200   Tandy Brands Accessories, Inc.                                  2,850
    2,000   The Timberland Company (Class A)+                             113,600
    3,300   Tropical Sportswear Int'l Corporation+                          3,960
    3,200   Unifi, Inc.+                                                    7,296
    2,700   Warnaco Group, Inc.+                                           60,021
      150   Weyco Group, Inc.                                               5,550
    2,400   Wolverine World Wide, Inc.                                     60,480
                                                                     ------------
                                                                        1,919,637
                                                                     ------------

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MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2004 (UNAUDITED)

   SHARES
     HELD   INDUSTRY++/ISSUE                                                VALUE
---------------------------------------------------------------------------------
   BANKS - 6.5%
      600   ABC Bancorp                                              $     12,102
      800   Alabama National BanCorporation                                47,896
      200   Ameriana Bancorp                                                3,202
      400   American National Bankshares Inc.                               9,724
      433   Arrow Financial Corporation                                    12,987
    6,832   Associated Banc-Corp.                                         219,102
    1,200   BCSB Bankcorp, Inc.                                            19,800
    4,700   The Banc Corporation+                                          32,900
      400   BancFirst Corporation                                          25,648
    3,600   BancorpSouth, Inc.                                             82,764
    2,500   Bank Mutual Corporation                                        30,000
      525   Bank of Granite Corp.                                          10,190
    3,600   Bank of Hawaii Corporation                                    170,100
      700   Bank of the Ozarks, Inc.                                       20,811
    3,300   BankAtlantic Bancorp, Inc. (Class A)                           60,456
      400   The Bankcorp Bank+                                              8,140
   10,014   Banknorth Group, Inc.                                         350,490
      200   Bar Harbor Bankshares                                           5,400
      300   Berkshire Hills Bancorp, Inc.                                  11,085
    2,600   Boston Private Financial Holdings, Inc.                        64,896
    1,100   BostonFed Bancorp, Inc.                                        47,157
    3,499   Brookline Bancorp, Inc.                                        54,829
      400   Bryn Mawr Bank Corporation                                      8,032
      800   CFS Bancorp, Inc.                                              11,120
      500   Camco Financial Corporation                                     7,440
      300   Camden National Corporation                                    10,353
    1,100   Capital Bank Corporation                                       17,633
      500   Capital City Bank Group, Inc.                                  19,355
      420   Capitol Bancorp Ltd.                                           12,329
    4,540   Capitol Federal Financial                                     146,097
      210   Carrollton Bancorp                                              3,465
      900   Cascade Bancorp                                                17,253
      400   Cavalry Bancorp, Inc.                                           6,840
      520   Center Bancorp, Inc.                                            6,219
      502   Central Coast Bancorp+                                         10,241
      300   Century Bancorp, Inc. (Class A)                                 9,525
    1,060   Chemical Financial Corporation                                 38,711
    1,000   Chesterfield Financial Corp.                                   31,260
    2,233   Chittenden Corporation                                         60,849
    3,300   Citizens Banking Corporation                                  107,481
    2,428   Citizens South Banking Corporation                             30,498
    1,800   City Holding Company                                           59,202
    3,100   City National Corporation                                     201,345
      300   CityBank                                                       10,359
      980   Clifton Savings Bancorp, Inc.                                  11,427
    1,250   CoBiz Inc.                                                     20,662
    7,155   The Colonial BancGroup, Inc.                                  146,320
      400   Columbia Bancorp                                               11,656
    1,930   Columbia Banking System, Inc.                                  45,915
      100   Comm Bancorp, Inc.                                              4,100
    4,560   Commerce Bancorp, Inc.                                        251,712
    4,177   Commerce Bancshares, Inc.                                     200,872
      356   Commercial Bankshares, Inc.                                    10,819
      100   Commercial National Financial Corporation                       2,400
      600   Community Bank of Northern Virginia                            10,302
    1,600   Community Bank System, Inc.                                    40,208
      488   Community Banks, Inc.                                          14,147
    2,935   Community First Bankshares, Inc.                               94,096
      800   Community Trust Bancorp, Inc.                                  24,864
    7,120   Compass Bancshares, Inc.                                      311,998
    1,500   Corus Bankshares, Inc.                                         64,695
    3,440   Cullen/Frost Bankers, Inc.                                    159,857
    6,750   Doral Financial Corporation                                   279,922
      900   EFC Bancorp, Inc.                                              22,653
    3,690   East West Bancorp, Inc.                                       123,947
      250   Exchange National Bancshares, Inc.                              7,312
      350   FFLC Bancorp, Inc.                                              9,450
      500   FLAG Financial Corporation                                      6,675
    2,769   F.N.B. Corporation                                             61,278
      300   FNB Corp.                                                       5,304
      300   FNB Corporation                                                 7,938
    1,125   FNB Financial Services Corporation                             21,656
      300   Farmers Capital Bank Corporation                               10,047
    1,200   Fidelity Federal Bancorp                                        1,716
      100   Financial Institutions, Inc.                                    2,241
      400   First Bancorp                                                  13,488
      750   First Busey Corporation                                        14,332
    1,800   First Cash Financial Services, Inc.+                           36,054
      700   First Charter Corporation                                      16,919
      600   First Citizens BancShares, Inc. (Class A)                      70,800
    3,200   First Commonwealth Financial Corporation                       43,552
      400   First Federal Bancorp, Inc.                                     5,216
    1,200   First Federal Bancshares of Arkansas, Inc.                     24,480
    1,100   First Federal Capital Corp.                                    33,264
    1,710   First Financial Bancorp                                        29,207
      350   First Financial Bankshares, Inc.                               14,056
      270   First Financial Service Corporation                             6,846
      200   The First of Long Island Corporation                            8,402
      300   First M&F Corporation                                          10,005
      115   First Merchants Corporation                                     2,835
    2,175   First Midwest Bancorp, Inc.                                    75,168
    1,210   First Mutual Bancshares, Inc.                                  30,250
    3,052   First National Bankshares of Florida                           74,927
    4,966   First Niagara Financial Group, Inc.                            66,445
      450   First Oak Brook Bancshares, Inc.                               13,878
      800   First Republic Bank                                            36,800
      400   First South Bancorp, Inc.                                       9,884
    1,200   First State Bancorporation                                     37,836
    1,950   Firstbank Corp.                                                94,185
      542   FirstBank NW Corp.                                             15,517
    4,900   FirstMerit Corporation                                        128,895
      400   Foothill Independent Bancorp                                    8,864
    1,500   Franklin Bank Corporation+                                     25,575
      400   Frontier Financial Corporation                                 14,120
    7,951   Fulton Financial Corporation                                  170,151
      561   German American Bancorp                                         9,447
    3,900   Gold Banc Corporation                                          52,611
      600   Great Southern Bancorp, Inc.                                   18,750
    3,764   Greater Bay Bancorp                                           108,215
      435   Greater Community Bancorp                                       6,177
    1,500   Hancock Holding Company                                        47,685

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MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2004 (UNAUDITED)

   SHARES
     HELD   INDUSTRY++/ISSUE                                                VALUE
---------------------------------------------------------------------------------
    2,478   Hanmi Financial Corporation                              $     74,836
    1,400   Harbor Florida Bancshares, Inc.                                43,540
    1,541   Harleysville National Corporation                              37,780
      700   Heritage Commerce Corp.+                                       11,550
    9,200   Hibernia Corporation (Class A)                                242,972
    1,200   Home Federal Bancorp                                           30,720
      500   Horizon Financial Corp.                                         9,605
   11,820   Hudson City Bancorp, Inc.                                     422,447
    3,440   Hudson United Bancorp                                         126,764
      800   Independent Bank Corp. (Massachusetts)                         24,728
    1,000   Integra Bank Corporation                                       21,700
      650   Interchange Financial Services Corporation                     15,580
    1,500   Irwin Financial Corporation                                    38,730
    2,500   Jefferson Bancshares, Inc.                                     32,900
      500   LSB Bancshares, Inc.                                            8,340
      200   Lakeland Financial Corporation                                  6,780
      250   MASSBANK Corp.                                                  9,285
    1,000   Main Street Banks, Inc.                                        30,600
      346   MainSource Financial Group, Inc.                                7,093
    5,077   Mercantile Bankshares Corporation                             243,493
      350   Merchants Bancshares, Inc.                                     10,063
    1,400   Mid-State Bancshares                                           36,022
    1,000   Midwest Banc Holdings, Inc.                                    19,220
      300   MutualFirst Financial Inc.                                      7,200
    1,360   NBT Bancorp Inc.                                               31,865
      120   NSD Bancorp, Inc.                                               2,868
    2,900   Nara Bancorp, Inc.                                             58,435
   11,750   National Commerce Financial Corporation                       401,967
      630   National Penn Bancshares, Inc.                                 20,141
    2,900   Net.B@nk, Inc.                                                 29,029
    1,500   North Valley Bancorp                                           26,790
      300   Northern States Financial Corporation                           8,169
      150   Norwood Financial Corp.                                         4,374
      300   Oak Hill Financial, Inc.                                       10,434
      700   OceanFirst Financial Corp.                                     16,982
      700   Ohio Valley Banc Corp.                                         21,876
    4,126   Old National Bancorp                                          102,490
      800   Old Second Bancorp, Inc.                                       22,376
      400   Omega Financial Corporation                                    13,840
    1,177   Oriental Financial Group Inc.                                  31,850
    1,640   PFF Bancorp, Inc.                                              62,763
    1,000   Pamrapo Bancorp, Inc.                                          22,848
      600   Park National Corporation                                      76,338
      300   Parkvale Financial Corporation                                  8,100
      363   Peapack-Gladstone Financial Corporation                        11,017
      400   PennFed Financial Services, Inc.                               12,164
      200   Peoples Bancorp                                                 4,498
      595   Peoples Bancorp Inc.                                           15,660
      200   Peoples Bancorp of North Carolina                               3,772
    1,120   The Peoples BancTrust Company, Inc.                            15,624
    5,342   People's Bank                                                 190,870
    1,200   Peoples Financial Corporation                                  21,060
   16,600   Popular, Inc.                                                 436,580
    2,000   PrivateBancorp, Inc.                                           53,920
    1,100   Prosperity Bancshares, Inc.                                    29,392
    1,772   Provident Bancorp, Inc.                                        20,803
    2,856   Provident Bancshares Corporation                               95,819
      400   Provident Financial Holdings, Inc.                             11,600
      589   Provident Financial Services, Inc.                             10,160
    3,028   Republic Bancorp Inc.                                          46,631
      975   Republic Bancorp, Inc. (Class A)                               22,620
    2,940   Riggs National Corporation                                     65,268
      524   Royal Bancshares of Pennsylvania, Inc.                         12,717
    6,000   S1 Corporation+                                                47,880
    1,500   S&T Bancorp, Inc.                                              53,565
      200   S.Y. Bancorp, Inc.                                              4,514
      650   Sandy Spring Bancorp, Inc.                                     21,255
      121   The Savannah Bancorp, Inc.                                      3,352
      870   Seacoast Banking Corporation of Florida                        18,583
      300   Shore Bancshares, Inc.                                          8,700
      600   Signature Bank+                                                16,050
    2,275   Silicon Valley Bancshares+                                     84,562
      400   Simmons First National Corporation (Class A)                   10,232
    5,504   Sky Financial Group, Inc.                                     137,600
    6,055   The South Financial Group, Inc.                               170,751
      700   Southwest Bancorp, Inc.                                        15,435
    4,000   Southwest Bancorporation of Texas, Inc.                        80,560
      110   Southwest Georgia Financial Corporation                         3,091
      438   State Bancorp, Inc.                                             9,921
      400   State Financial Services Corporation                           10,976
    3,950   Sterling Bancshares, Inc.                                      53,128
      700   Suffolk Bancorp                                                21,119
      400   Summit Bancshares, Inc.                                        13,300
      500   Sun Bancorp, Inc.                                              11,520
      798   Sun Bancorp, Inc. (New Jersey)+                                17,500
    1,972   Susquehanna Bancshares, Inc.                                   48,511
    8,890   TCF Financial Corporation                                     269,278
    2,925   Texas Regional Bancshares, Inc. (Class A)                      90,938
      440   Tompkins Trustco, Inc.                                         20,368
      900   TriCo Bancshares                                               18,828
    3,960   TrustCo Bank Corp NY                                           50,767
    3,000   Trustmark Corporation                                          93,240
      838   U.S.B. Holding Co., Inc.                                       21,182
    3,375   UCBH Holdings, Inc.                                           131,861
    1,310   UMB Financial Corporation                                      62,448
    4,936   Umpqua Holdings Corporation                                   111,356
      400   Union Bankshares Corporation                                   12,464
    8,900   UnionBanCal Corporation                                       526,969
      254   United Bancorp, Inc.                                            3,658
    3,400   United Bankshares, Inc.                                       117,810
    1,632   United Community Financial Corp.                               18,556
    1,132   Unizan Financial Corp.                                         31,255
    1,200   Vail Banks, Inc.(d)                                            15,696
    5,148   Valley National Bancorp                                       131,480
    1,625   Virginia Commerce Bancorp, Inc.+                               43,875
      500   WSFS Financial Corporation                                     25,000
      300   Warwick Community Bancorp, Inc.                                 9,924
      800   Washington Trust Bancorp, Inc.                                 20,920
    1,200   WesBanco, Inc.                                                 34,896
      800   West Coast Bancorp                                             16,664
    1,800   Westamerica Bancorporation                                     98,802
    3,221   Westcorp                                                      136,957

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MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2004 (UNAUDITED)

   SHARES
     HELD   INDUSTRY++/ISSUE                                                VALUE
---------------------------------------------------------------------------------
    2,550   Whitney Holding Corporation                              $    107,100
    3,900   Wilmington Trust Corporation                                  141,219
    1,650   Wintrust Financial Corporation                                 94,512
    1,600   Yardville National Bancorp                                     46,560
                                                                     ------------
                                                                       12,418,657
                                                                     ------------
   BUSINESS MACHINES - 2.3%
   21,790   3Com Corporation+                                              91,954
      600   3D Systems Corporation+                                         7,200
    1,915   AVICI SYS INC.+                                                11,911
    3,700   ActivCard Corp.+                                               22,718
    9,400   Adaptec, Inc.+                                                 71,440
    5,200   Advanced Digital Information Corporation+                      45,240
    3,400   American Software, Inc. (Class A)                              20,468
    1,400   Analogic Corporation                                           58,366
      900   Applied Films Corporation+                                     16,209
    2,500   Arbitron Inc.+                                                 91,525
    3,100   Artesyn Technologies, Inc.+                                    30,938
    4,190   Ascential Software Corporation+                                56,439
    2,700   Avocent Corporation+                                           70,281
   25,340   BEA Systems, Inc.+                                            175,099
    1,400   Black Box Corporation                                          51,730
    4,800   Borland Software Corporation+                                  40,080
    2,100   Brooktrout Inc.+                                               19,026
      600   California First National Bancorp                               7,956
      700   Communication Intelligence Corporation+                           255
    1,900   Computer Horizons Corp.+                                        8,227
    3,900   Concurrent Computer Corporation+                                6,552
    2,100   Convera Corporation+                                            7,749
      410   Cosine Communications, Inc.+                                    1,304
    5,100   Cray, Inc.+                                                    18,003
    1,100   Crossroads Systems, Inc.+                                       1,639
    4,100   Diebold, Incorporated                                         191,470
    3,600   Digital Lightwave, Inc.(d)+                                     4,072
      101   EMC Corporation+                                                1,166
   12,600   Enterasys Networks, Inc.+                                      20,160
      300   Exabyte Corporation+                                              144
      100   Extended Systems Incorporated+                                    247
    4,051   Fair, Isaac and Company, Incorporated                         118,289
      900   Flow International Corporation+                                 2,880
    8,300   Foundry Networks, Inc.+                                        78,767
      500   General Binding Corporation+                                    7,020
    2,900   Hanger Orthopedic Group, Inc.+                                 14,529
    3,000   Hypercom Corporation                                           22,140
    9,200   IKON Office Solutions, Inc.                                   110,584
      900   Imagistics International Inc.+                                 30,240
      200   Immersion Corporation+                                          1,066
    4,900   Input/Output, Inc.+                                            50,519
    4,700   Integrated Device Technology, Inc.+                            44,791
    3,016   Intergraph Corp.+                                              81,945
    3,250   Interland, Inc.+                                               11,538
    1,600   InterVoice-Brite, Inc.+                                        17,232
    1,400   InVision Technologies, Inc.+                                   62,986
    3,060   Iomega Corporation+                                            14,229
    6,800   Island Pacific, Inc.(d)+                                        2,924
   32,747   Juniper Networks, Inc.+                                       772,829
    2,800   LTX Corporation+                                               15,148
    2,100   Lantronix, Inc.+                                                2,121
    2,000   MIPS Technologies, Inc. (Class A)+                             11,400
    1,300   MSC.Software Corp.+                                            10,452
      200   MTI Technology Corporation+                                       338
   13,112   Maxtor Corporation+                                            68,182
    5,000   McDATA Corporation (Class A)+                                  25,150
      200   Media 100 Inc.+                                                     1
   12,049   Microchip Technology                                          323,395
    4,700   Micromuse, Inc.+                                               17,296
    1,700   Micros Systems, Inc.+                                          85,119
    7,500   Network Engines, Inc.+                                         13,575
      500   Omnicell, Inc.+                                                 6,610
    3,385   PTEK Holdings, Inc.+                                           29,009
    2,963   PalmOne, Inc.(d)+                                              90,194
      100   Procom Technology, Inc.+                                           90
    1,300   Pure World, Inc.+                                               2,665
    5,000   Roxio, Inc.+                                                   25,700
    9,090   SanDisk Corporation+                                          264,701
      600   ScanSource, Inc.+                                              38,280
      300   Scientific Technologies Incorporated+                           1,560
    3,300   Sigma Designs, Inc.(d)+                                        30,855
   15,600   Silicon Graphics, Inc.(d)+                                     22,308
    5,700   Storage Technology Corporation+                               143,982
      445   SumTotal Systems Inc+                                           2,203
    5,655   Sybase, Inc.+                                                  77,982
    3,200   Tech Data Corporation+                                        123,360
    6,000   The Titan Corporation+                                         83,820
   11,100   Total System Services, Inc.                                   280,164
      940   TransAct Technologies Incorporated+                            24,299
      100   Trans-Industries, Inc.+                                           170
    1,300   Visual Networks, Inc.+                                          3,393
    2,075   Vitria Technology, Inc.+                                        6,453
    3,100   White Electronic Designs Corporation+                          15,190
                                                                     ------------
                                                                        4,439,241
                                                                     ------------
   BUSINESS SERVICES - 9.5%
    4,900   @Road, Inc.+                                                   20,678
    1,940   24/7 Real Media, Inc.+                                          7,333
      600   4Kids Entertainment, Inc.+                                     12,120
    2,900   ABM Industries, Inc.                                           58,435
    1,800   ADVO Systems, Inc.                                             55,692
    1,720   AMN Healthcare Services, Inc.+                                 20,554
    1,400   ANSYS, Inc.+                                                   69,622
    5,690   ARAMARK Corporation (Class B)                                 137,357
      300   Accrue Software, Inc.+                                              -
    3,700   Actuate Corporation+                                           13,061
      200   Adept Technology, Inc.+                                           282
    1,800   Administaff, Inc.+                                             21,060
    2,500   Advent Software, Inc.+                                         42,075
      900   The Advisory Board Company+                                    30,240
    2,600   Aether Systems, Inc.+                                           8,632
    3,560   Affymetrix, Inc.+                                             109,328
    3,100   Agile Software Corporation+                                    24,583

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2004 (UNAUDITED)

   SHARES
     HELD   INDUSTRY++/ISSUE                                                VALUE
---------------------------------------------------------------------------------
    8,000   Akamai Technologies, Inc.+                               $    112,400
    1,800   Aksys, Ltd.(d)+                                                 8,550
    4,000   Alliance Data Systems Corporation+                            162,240
    1,000   The Allied Defense Group, Inc.+                                18,540
    2,500   Alteon Inc.+                                                    2,375
    1,600   Altiris, Inc.+                                                 50,640
      300   Ambassadors Group, Inc.                                         8,100
      600   Ambassadors International, Inc.                                 7,584
   15,500   America Online Latin America, Inc. (Class A)+                   6,355
    1,460   American Ecology Corporation                                   14,163
       48   American Independence Corporation+                                718
    1,200   American Science and Engineering+                              39,540
    1,100   American Superconductor Corporation+                           13,662
      200   Analysts International Corporation+                               876
      500   Ansoft Corporation+                                             7,950
    2,400   AnswerThink Consulting Group, Inc.+                            12,840
    1,400   Anteon International Corporation+                              51,310
    4,545   aQuantive, Inc.+                                               43,859
    3,340   Arena Pharmaceuticals, Inc.+                                   14,395
    3,654   Ariba, Inc.+                                                   34,128
    8,300   Art Technology Group, Inc.+                                     7,470
       12   Artemis International Solutions Corporation+                       26
    3,460   Ask Jeeves, Inc.+                                             113,177
    4,000   Aspen Technology, Inc.+                                        27,960
    8,600   Atari, Inc.+                                                   13,502
    1,900   Authentidate Holding Corp.+                                    11,514
    5,600   The BISYS Group, Inc.+                                         81,816
    4,600   BSQUARE Corporation+                                            2,852
      900   Bankrate, Inc.+                                                10,116
      102   Baran Group Ltd.+                                                 592
      400   Barrett Business Services, Inc.+                                5,876
    9,900   BearingPoint, Inc.+                                            88,506
      300   Bestway, Inc.+                                                  2,730
    7,300   BindView Development Corporation+                              24,236
    1,070   Blue Coat Systems, Inc.+                                       15,408
    1,400   Blue Martini Software, Inc.+                                    3,822
      100   Bottomline Technologies, Inc.+                                    945
    2,100   Bowne & Co., Inc.                                              27,279
      800   Braun Consulting, Inc.+                                         1,840
      700   Bright Horizons Family Solutions, Inc.+                        38,003
    3,300   The Brink's Company                                            99,561
    1,988   BroadVision, Inc.+                                              5,825
   15,400   Brocade Communications Systems, Inc.+                          87,010
    1,700   CACI International Inc. (Class A)+                             89,726
    1,200   CDI Corp.                                                      24,600
    4,845   CDW Corporation                                               281,155
      500   CERBCO, Inc. (Class A)                                          4,250
    3,800   CIBER, Inc.+                                                   28,576
    3,865   CSG Systems International, Inc.+                               59,560
    5,668   Career Education Corporation+                                 161,141
    1,400   Carreker Corporation+                                          10,654
    1,500   Cascade Corporation                                            41,640
    1,100   Casella Waste Systems, Inc.+                                   13,024
    2,200   Catalina Marketing Corporation                                 50,776
      500   Catapult Communications Corporation+                            9,420
    3,550   Cell Genesys, Inc.+                                            31,844
    1,000   Centra Software, Inc.+                                          1,660
    4,545   Century Business Services, Inc.+                               20,407
    8,400   Ceridian Corporation+                                         154,644
    2,100   Cerner Corporation+                                            90,846
    3,600   Certegy Inc.                                                  133,956
    1,400   Charles River Associates Incorporated+                         53,606
    4,790   CheckFree Corp.+                                              132,539
    5,333   ChoicePoint Inc.+                                             227,452
    4,100   Chordiant Software, Inc.+                                      11,931
      200   Clarus Corporation+                                             1,750
    2,400   Clean Harbors, Inc.(d)+                                        27,984
    2,200   Click Commerce, Inc.+                                          11,264
      800   Closure Medical Corporation+                                   11,392
    7,400   Cognizant Technology Solutions Corporation+                   225,774
    4,960   Commerce One, Inc.(d)+                                            893
      500   Computer Programs and Systems, Inc.                            10,030
    1,090   Concord Communications, Inc.+                                   9,728
    1,900   Concur Technologies, Inc.+                                     19,931
    2,100   Connetics Corporation+                                         56,742
    5,250   Copart, Inc.+                                                  99,382
    2,200   Corillian Corporation+                                         10,142
    7,035   Corinthian Colleges, Inc.+                                     94,832
      400   Corio, Inc.+                                                      624
      700   Cornell Companies, Inc.+                                        8,680
    2,800   The Corporate Executive Board Company                         171,472
    1,100   CoStar Group Inc.+                                             54,109
      225   Courier Corporation                                             9,378
    1,400   Covansys Corporation+                                          16,156
      225   Critical Path, Inc.+                                              146
    3,100   Cross Country Healthcare, Inc.+                                48,050
    2,300   CuraGen Corporation+                                           12,650
    3,700   CyberSource Corporation+                                       17,871
    1,000   DSL.net, Inc.+                                                    190
    5,200   DST Systems, Inc.+                                            231,244
      100   Daleen Technologies, Inc.+                                          3
    1,200   Datastream Systems, Inc.+                                       7,764
      100   Deltathree.com, Inc. (Class A)+                                   198
    2,100   Dendrite International, Inc.+                                  33,852
    4,100   DeVry, Inc.+                                                   84,911
    1,200   Digimarc Corporation+                                          10,848
    4,400   Digital Generation Systems, Inc.+                               5,544
      200   Digital Impact, Inc.+                                             280
    2,500   Digital Insight Corporation+                                   34,075
    1,400   Digital River, Inc.+                                           41,692
    2,169   Digitas Inc.+                                                  16,766
    1,200   Discovery Partners International+                               5,760
    2,300   Diversa Corporation+                                           19,205
    2,500   DocuCorp International, Inc.+                                  21,250
    3,900   Dot Hill Systems Corp.+                                        31,278
    7,000   DoubleClick Inc.+                                              41,370
    3,000   Dyax Corp.+                                                    22,920
    5,000   E-LOAN, Inc.+                                                  10,650
    1,100   EPIQ Systems, Inc.+                                            17,138
    1,775   EVCI Career Colleges Holding Corporation+                      12,460
    9,600   EarthLink, Inc.+                                               98,880
       50   EasyLink Services Corporation (Class A)+                           59

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2004 (UNAUDITED)

   SHARES
     HELD   INDUSTRY++/ISSUE                                                VALUE
---------------------------------------------------------------------------------
    2,500   Echelon Corporation+                                     $     19,700
    2,500   Eclipsys Corporation+                                          39,000
    2,300   eCollege.com+                                                  22,195
    4,200   Education Management Corporation+                             111,888
    3,100   eFunds Corporation+                                            57,629
       20   eGain Communications Corporation+                                  12
       40   eLoyalty Corporation+                                             240
    1,100   Embarcadero Technologies, Inc.+                                 9,306
    9,400   eMerge Interactive, Inc. (Class A)+                             8,084
    3,100   Encysive Pharmaceuticals Inc.+                                 27,993
    3,600   Ener1,Inc.+                                                     1,800
      600   Entrust Technologies Inc.+                                      1,518
    2,600   Epicor Software Corporation+                                   31,278
    4,650   E.piphany, Inc.+                                               18,739
    2,875   eResearch Technology, Inc.+                                    38,324
    2,545   Euronet Worldwide, Inc.+                                       47,642
      102   Evolve Software, Inc.+                                              -
    3,200   Evolving Systems, Inc.+                                         9,856
       13   Exchange Application, Inc.+                                         -
    3,800   Exelixis, Inc.+                                                30,628
      700   Exponent, Inc.+                                                19,285
    6,600   Exult Inc.+                                                    34,716
    2,100   F5 Networks, Inc.+                                             63,966
    2,050   FTI Consulting, Inc.                                           38,745
    1,700   FactSet Research Systems Inc.                                  81,940
      300   Falcon Products, Inc.+                                            579
    2,800   FalconStor Software, Inc.(d)+                                  20,860
      800   Fargo Electronics+                                              7,752
      900   Federal Agricultural Mortgage Corporation (Class A)            16,110
    3,005   FileNET Corporation+                                           52,467
    1,300   FindWhat.com+                                                  24,349
    1,500   First Consulting Group, Inc.+                                   7,110
        8   Five Star Quality Care, Inc.+                                      57
    1,200   Forrester Research, Inc.+                                      18,288
      800   Franklin Covey Co.+                                             1,496
    1,800   G & K Services, Inc. (Class A)                                 71,532
    6,400   GTECH Holdings Corporation                                    162,048
    1,700   GTSI Corp.+                                                    14,943
      460   Gaiam, Inc.+                                                    2,746
    2,600   Gartner Group, Inc. (Class B)+                                 30,030
      900   Genaissance Pharmaceuticals, Inc.+                              2,853
    2,200   Genencor International Inc.+                                   35,310
       35   General Magic, Inc.+                                                -
    2,900   Gentiva Health Services, Inc.+                                 47,473
      600   The Geo Group Inc.+                                            12,270
      200   Geoworks Corporation+                                               5
    1,600   Gevity HR, Inc.                                                24,608
      100   Gliatech Inc.+                                                      -
    2,000   Global Imaging Systems, Inc.+                                  62,160
    2,360   Global Payments Inc.                                          126,378
      111   Grey Global Group Inc.(d)                                     110,445
    3,400   Harris Interactive Inc.+                                       22,406
    4,100   Harte-Hanks, Inc.                                             102,541
    1,800   Heidrick & Struggles International, Inc.+                      51,876
    4,900   Hewitt Associates, Inc. (Class A)+                            129,654
    1,200   Hudson Highland Group, Inc.+                                   35,028
    2,853   Hyperion Solutions Corporation                                 96,973
    3,700   ICOS Corporation                                               89,318
      800   ICT Group, Inc.                                                 5,928
    1,400   IDT Corporation                                                20,412
    1,400   IDX Systems Corporation+                                       45,430
    1,580   IPIX Corporation+                                              11,597
    3,110   ITT Educational Services, Inc.+                               112,115
    1,300   Icoria, Inc.+                                                     624
    6,390   Identix Incorporated+                                          42,557
    2,100   iGATE Capital Corporation+                                      7,728
    2,800   I-many, Inc.+                                                   2,716
      350   The Immune Response Corporation+                                  385
    1,400   Indus International, Inc.+                                      2,212
    3,900   InFocus Corporation+                                           35,724
    7,700   Infonet Services Corporation (Class B)+                        12,628
    3,200   Informatica Corporation+                                       18,720
       26   Information Architects Corp.+                                       4
    2,700   Inforte Corp.+                                                 18,630
    1,840   InfoSpace, Inc.+                                               87,198
    1,300   infoUSA Inc.+                                                  11,583
    1,595   Innovative Solutions and Support, Inc.+                        39,125
      700   Insurance Auto Auctions, Inc.+                                 12,005
       83   InsWeb Corporation+                                               250
      600   Integral Systems, Inc.                                         11,706
    3,700   Integrated Alarm Services Group, Inc.+                         15,207
    3,800   Intelligroup, Inc.+                                             5,206
    4,000   Intellisync Corporation+                                        8,400
      600   Interactive Intelligence, Inc.+                                 1,974
    2,300   The InterCept Group, Inc.+                                     43,079
   15,800   Internap Network Services Corporation+                         10,586
    2,500   Internet Security Systems, Inc.+                               42,500
      100   Intersections Inc.+                                             1,465
    2,800   Interwoven, Inc.+                                              20,272
    1,200   Intevac, Inc.+                                                  7,536
      900   Intrado Inc.+                                                   9,099
       25   Intrusion Inc.+                                                    48
    3,300   Invitrogen Corporation+                                       181,467
    7,950   Iron Mountain Incorporated+                                   269,107
    1,400   iVillage Inc.+                                                  8,400
    2,900   JDA Software Group, Inc.+                                      31,378
    5,100   Jack Henry & Associates, Inc.                                  95,727
    3,385   Jacobs Engineering Group Inc.+                                129,612
    1,700   John H. Harland Company                                        53,295
    2,600   Jupitermedia Corporation+                                      46,280
    1,821   Kana Software, Inc.+                                            3,077
    3,636   Keane, Inc.+                                                   55,849
      100   The Keith Companies, Inc.+                                      1,490
    2,000   Kelly Services, Inc. (Class A)                                 53,420
      500   Keynote Systems, Inc.+                                          7,080
    1,870   kforce.com, Inc.+                                              15,671
    2,444   Kinder Morgan Management, LLC+                                101,475
      400   Knology, Inc.+                                                  1,660
    3,000   Korn/Ferry International+                                      54,690
    1,875   Kronos, Inc.+                                                  83,044
       42   LQ Corporation+                                                    76
    2,500   Labor Ready, Inc.+                                             35,050

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8

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2004 (UNAUDITED)

   SHARES
     HELD   INDUSTRY++/ISSUE                                                VALUE
---------------------------------------------------------------------------------
    5,407   Lamar Advertising Company+                               $    224,985
    3,400   Laureate Education Inc.+                                      126,548
    2,000   Layne Christensen Company+                                     30,140
      300   Learning Care Group, Inc.+                                        828
    1,000   Learning Tree International, Inc.+                             14,100
      100   Level 8 Systems, Inc.+                                             11
    2,219   Lightbridge, Inc.+                                             10,696
    2,800   Lionbridge Technologies, Inc.+                                 24,052
    6,410   LookSmart, Ltd.+                                                9,423
   11,000   Loudeye Technologies, Inc.+                                    11,660
    1,200   Luminex Corporation+                                            8,556
    1,000   Lydall, Inc.+                                                   9,300
      900   MAXIMUS, Inc.+                                                 25,929
      100   META Group, Inc.+                                                 474
    4,600   MPS Group, Inc.+                                               38,686
      800   MPW Industrial Services Group, Inc.+                            1,824
    1,300   MRO Software, Inc.+                                            13,000
    2,690   Macrovision Corporation+                                       64,775
    2,040   Magma Design Automation, Inc.+                                 30,763
    3,900   The Management Network Group, Inc.+                             7,800
    1,500   Manhattan Associates, Inc.+                                    36,630
    4,916   Manpower Inc.                                                 218,713
    1,895   ManTech International Corporation (Class A)+                   35,474
    4,900   Manugistics Group, Inc.+                                       11,662
    1,200   MapInfo Corporation+                                           12,960
      400   Marchex, Inc.+                                                  4,984
      900   MarketWatch, Inc.+                                             11,241
    1,325   Matria Healthcare, Inc.+                                       37,511
    2,900   MatrixOne, Inc.+                                               14,674
    1,600   Maxygen Inc.+                                                  15,824
    9,477   McAfee Inc.+                                                  190,488
    4,100   Mechanical Technology Incorporated+                            16,482
    1,800   Medical Staffing Network Holdings, Inc.+                       11,052
    1,400   MemberWorks Incorporated(d)+                                   36,736
    4,100   Mentor Graphics Corporation+                                   44,957
      800   Merge Technologies Incorporated+                               13,696
    1,900   MetaSolv, Inc.+                                                 4,883
    3,700   Metro One Telecommunications, Inc.(d)+                          5,957
      400   Michael Baker Corporation+                                      6,280
    1,390   MicroStrategy Incorporated (Class A)+                          57,115
    1,300   Microvision, Inc.(d)+                                           7,696
    3,700   Millennium Cell Inc.+                                           4,551
    5,966   Mindspeed Technologies Inc.+                                   11,932
    2,800   Miravant Medical Technologies+                                  4,312
      300   Modem Media Inc.+                                               1,614
      400   Moldflow Corporation+                                           4,800
    5,100   MoneyGram International, Inc.                                  87,108
    1,837   NCO Group, Inc.+                                               49,507
    2,200   NDCHealth Corporation                                          35,310
      100   NEON Systems, Inc.+                                               330
    3,200   NIC Inc.+                                                      17,152
    1,400   NMS Communications Corporation+                                 6,832
      900   NMT Medical, Inc.+                                              3,510
      800   NVE Corporation+                                               27,232
    1,900   NYFIX, Inc.+                                                   11,552
    1,600   Nassda Corporation+                                             5,680
    4,500   National Instruments Corporation                              136,215
    2,500   National Processing, Inc.+                                     66,300
      240   Natural Health Trends Corp.+                                    2,988
    2,000   The Nautilus Group, Inc.                                       45,180
    2,700   Navigant Consulting, Inc.+                                     59,292
       13   NaviSite, Inc.+                                                    34
    3,100   NeighborCare, Inc.+                                            78,585
    1,220   Neoforma, Inc.+                                                11,358
      200   NeoRx Corporation+                                                328
      400   Net Perceptions, Inc.+                                            296
    1,700   Netegrity, Inc.+                                               12,767
    3,820   NetFlix Inc.(d)+                                               58,904
      100   netGuru, Inc.+                                                     95
    2,796   NetIQ Corporation+                                             29,917
       57   NetManage, Inc.+                                                  309
    1,900   NetRatings, Inc.+                                              33,877
      200   NetScout Systems, Inc.+                                         1,066
       20   Netsol Technologies, Inc.+                                         23
    2,000   NetSolve, Incorporated+                                        21,660
      200   New Century Equity Holdings Corp.+                                 51
    4,200   The New Dun & Bradstreet Corporation+                         246,540
      400   New Horizons Worldwide, Inc.+                                   1,716
       60   Niku Corporation+                                                 912
    2,100   Nuance Communications Inc.+                                     8,925
      650   ONYX Software Corporation+                                      2,347
    1,200   OPNET Technologies, Inc.+                                      12,312
    4,200   On Assignment, Inc.+                                           18,648
      200   On2.com Inc.+                                                     132
       60   Onvia.com, Inc.+                                                  313
    1,000   Open Solutions Inc.+                                           24,970
    8,613   OpenTV Corp.+                                                  26,270
    3,761   Openwave Systems Inc.+                                         33,172
    3,500   Opsware, Inc.+                                                 19,635
    1,225   Option Care, Inc.                                              18,951
    2,900   Orbital Sciences Corporation+                                  33,118
    1,545   Orchid Biosciences, Inc.+                                      12,406
      800   Overland Storage, Inc.+                                        11,192
      100   PC Mall, Inc.+                                                  1,529
    1,100   PC-Tel, Inc.+                                                   9,086
      900   PDI, Inc.+                                                     24,291
      600   PEC Solutions, Inc.+                                            7,032
    1,391   PLATO Learning, Inc.+                                          12,296
    5,700   PRG-Schultz International, Inc.+                               32,718
    2,000   Packeteer, Inc.+                                               21,620
    2,900   Pac-West Telecomm, Inc.+                                        2,523
    1,369   PalmSource, Inc.+                                              28,393
    3,500   Paxar Corporation+                                             79,380
    2,800   Pegasus Systems, Inc.+                                         33,376
      500   Pegasystems Inc.+                                               3,490
    6,500   Perot Systems Corporation (Class A)+                          104,390
    3,000   Per-Se Technologies, Inc.+                                     41,160
       10   Persistence Software, Inc.+                                        56
    3,700   Phoenix Technologies Ltd.+                                     18,463
    3,645   Pixar, Inc.+                                                  287,591
    5,229   Polycom, Inc.+                                                103,639
    2,300   Pomeroy Computer Resources, Inc.+                              29,118

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2004 (UNAUDITED)

   SHARES
     HELD   INDUSTRY++/ISSUE                                                VALUE
---------------------------------------------------------------------------------
    1,500   Portal Software, Inc.+                                   $      4,095
    1,100   Pre-Paid Legal Services, Inc.(d)+                              28,301
    2,233   Priceline.com Incorporated+                                    49,506
      900   Prime Medical Services, Inc.+                                   6,498
      200   Primus Knowledge Solutions, Inc.+                                 220
    2,900   Progress Software Corporation+                                 57,710
    1,700   ProQuest Company+                                              43,690
      200   ProsoftTraining.com+                                               72
    5,100   Protection One, Inc.+                                           1,071
    1,700   QAD Inc.                                                       11,849
    3,500   QRS Corporation+                                               24,220
      400   Quality Systems, Inc.+                                         20,204
    4,400   Quest Software, Inc.+                                          48,928
      500   Quixote Corporation                                             9,640
      366   Quotesmith.com, Inc.+                                           1,647
    1,500   Quovadx, Inc.+                                                  2,865
    1,400   R.H. Donnelley Corporation+                                    69,104
    1,800   RPC, Inc.                                                      32,184
    2,400   RSA Security Inc.+                                             46,320
    1,800   Radiant Systems, Inc.+                                          7,236
      300   Raven Industries, Inc.                                         13,335
    6,800   RealNetworks, Inc.+                                            31,688
   11,300   Red Hat, Inc.(d)+                                             138,312
    1,497   Register.com, Inc.+                                             8,144
      400   RemedyTemp, Inc. (Class A)+                                     4,176
    1,700   Renaissance Learning, Inc.                                     36,839
    9,200   Republic Services, Inc. (Class A)                             273,792
    1,900   Resources Connection, Inc.+                                    71,782
    3,100   Retek Inc.+                                                    14,136
    4,100   Reynolds & Reynolds Company (Class A)                         101,147
    1,765   Rigel Pharmaceuticals, Inc.+                                   44,655
      400   Rural Cellular Corporation (Class A)+                           2,756
      600   SAVVIS Communications Corporation+                                750
    2,415   The SCO Group, Inc.+                                            8,815
    3,300   SERENA Software, Inc.+                                         55,209
      750   SFBC International, Inc.+                                      19,733
    3,800   SITEL Corporation+                                              8,208
    2,600   SM&A+                                                          18,174
    1,200   SOURCECORP, Incorporated+                                      26,568
    1,400   SPAR Group, Inc.+                                               1,050
      709   SPSS Inc.+                                                      9,451
    1,000   SRA International, Inc. (Class A)+                             51,560
    1,160   SS&C Technologies, Inc.                                        22,655
      875   Saba Software, Inc.+                                            3,535
    1,434   SafeNet, Inc.+                                                 37,829
      200   Sagnet Technology, Inc.+                                            3
      600   Salon Media Group, Inc.+                                           66
    7,400   Sapient Corporation+                                           56,462
      100   Scientific Learning Corporation+                                  552
    1,600   SeaChange International, Inc.+                                 25,584
    2,100   Secure Computing Corporation+                                  15,939
    3,800   SeeBeyond Technology Corporation+                              11,704
    5,700   Selectica, Inc.+                                               21,603
    2,000   Sequenom Inc.+                                                  1,900
   17,900   The ServiceMaster Company                                     230,194
   72,225   Sirius Satellite Radio Inc.(d)+                               231,120
       16   SmartServ Online, Inc.+                                            16
      300   Sonic Foundry, Inc.+                                              477
    3,200   SonicWALL, Inc.+                                               21,632
    1,200   Spartech Corporation                                           30,120
    3,600   Spherion Corporation+                                          28,152
      200   SportsLine USA, Inc.+                                             342
    1,400   The Standard Register Company                                  14,700
    1,500   StarTek, Inc.                                                  47,040
    2,900   Stericycle, Inc.+                                             133,110
      100   Storage Computer Corporation+                                      34
    1,120   Stratasys, Inc.+                                               35,342
    6,000   Strategic Diagnostics Inc.+                                    12,840
    1,100   Strayer Education, Inc.                                       126,511
    1,500   TheStreet.com, Inc.+                                            5,625
    4,400   Support.com, Inc.+                                             42,856
   16,500   Sycamore Networks, Inc.+                                       62,370
    2,400   Sykes Enterprises, Incorporated+                               11,016
    2,300   Symyx Technologies+                                            54,165
    8,805   Synopsys, Inc.+                                               139,383
    1,600   Synplicity, Inc.+                                               8,256
    1,200   Syntel, Inc.                                                   19,836
      600   Sypris Solutions, Inc.                                          8,190
    1,455   TALX Corporation                                               33,596
    2,150   TETRA Technologies, Inc.+                                      66,758
   14,400   TIBCO Software Inc.+                                          122,544
      600   TNS Inc.+                                                      11,640
      600   TRC Companies, Inc.+                                           11,262
    8,800   Tapestry Pharmaceuticals Inc+                                   9,064
      300   Technology Solutions Company+                                     258
      200   Telecommunication Systems, Inc. (Class A)+                        642
    4,500   TeleTech Holdings, Inc.+                                       42,480
    2,830   Telik, Inc.+                                                   63,109
      200   TenFold Corporation+                                              266
      600   TeraForce Technology Corporation+                                 117
    3,225   Tetra Tech, Inc.+                                              40,861
      900   Tier Technologies, Inc. (Class B)+                              8,685
   12,500   Track Data Corporation                                          9,375
    2,500   Tradestation Group Inc.+                                       15,325
    2,800   Transaction Systems Architects, Inc. (Class A)+                52,038
    1,950   Trident Microsystems, Inc.+                                    19,637
      800   The TriZetto Group, Inc.+                                       4,664
      277   Tumbleweed Communications Corporation+                            701
    4,200   UNOVA, Inc.+                                                   59,010
    1,600   URS Corporation+                                               42,688
    1,200   The Ultimate Software Group, Inc.+                             14,736
    3,853   United Online, Inc.+                                           37,066
      645   Universal Access Global Holdings Inc.+                             42
      600   Universal Electronics Inc.+                                    10,068
    1,055   Universal Technical Institute Inc.+                            31,840
    7,300   VA Linux Systems, Inc.+                                        14,308
      200   VASCO Data Security International, Inc.+                          430
    5,036   V.I. Technologies, Inc.(d)+                                     4,482
   16,800   VIA NET.WORKS, Inc.+                                           10,584
    5,777   ValueClick, Inc.+                                              54,535
    2,500   Vastera, Inc.+                                                  4,425
    2,180   Ventiv Health, Inc.+                                           36,951

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2004 (UNAUDITED)

   SHARES
     HELD   INDUSTRY++/ISSUE                                                VALUE
---------------------------------------------------------------------------------
    1,800   Verint Systems Inc.+                                     $     66,312
   15,258   VeriSign, Inc.+                                               303,329
    1,300   Verisity Ltd.+                                                  9,035
    2,685   Verity, Inc.+                                                  34,583
       50   Versata, Inc.+                                                     84
      570   Verso Technologies, Inc.+                                         553
      300   Vertel Corporation+                                                 3
      460   Verticalnet, Inc.+                                                511
    1,350   Viad Corp                                                      32,036
      200   The viaLink Company+                                                8
    6,030   Viewpoint Corporation(d)+                                      13,869
   17,300   Vignette Corporation+                                          23,009
    3,500   Viisage Technology, Inc.+                                      20,125
    2,700   VitalWorks Inc.+                                               10,071
      600   Volt Information Sciences, Inc.+                               17,262
    2,550   Waste Connections, Inc.+                                       80,784
    2,000   WatchGuard Technologies, Inc.+                                  9,360
    1,640   Watson Wyatt & Company Holdings                                43,132
    2,000   Wave Systems Corp. (Class A)+                                   1,820
    2,700   WebEx Communications, Inc.+                                    58,914
   19,060   WebMD Corporation+                                            132,658
    3,200   webMethods, Inc.+                                              17,024
    1,600   Websense, Inc.+                                                66,672
    6,650   Weight Watchers International, Inc.+                          258,153
      500   Westaff, Inc.+                                                  1,560
    5,700   Wind River Systems, Inc.+                                      69,540
    3,700   Wireless Facilities, Inc.+                                     25,789
    1,100   Witness Systems, Inc.+                                         17,677
      200   WorldGate Communications, Inc.+                                   334
    4,600   Wynn Resorts, Limited+                                        237,774
   10,000   Xybernaut Corporation+                                         11,000
    3,400   ZixIt Corporation(d)+                                          15,572
                                                                     ------------
                                                                       18,069,194
                                                                     ------------
   CHEMICALS - 1.6%
    3,000   A. Schulman, Inc.                                              66,120
      400   AEP Industries Inc.+                                            4,288
    1,500   AMCOL International Corporation                                28,680
      950   Aceto Corporation                                              13,680
    3,400   Airgas, Inc.                                                   81,838
    2,600   Albemarle Corp.                                                91,234
      100   American Vanguard Corporation                                   3,574
      500   Arch Chemicals, Inc.                                           14,275
    1,300   Bio-Rad Laboratories, Inc. (Class A)+                          66,430
      900   Brady Corporation                                              43,893
    3,500   Cabot Corporation                                             134,995
    2,300   Calgon Carbon Corporation                                      16,606
    4,990   Celgene Corporation+                                          290,568
    5,800   Crompton Corporation                                           55,042
    1,800   Cytec Industries Inc.                                          88,110
    4,400   Entegris Inc.+                                                 36,696
    2,400   Ferro Corporation                                              52,344
    5,100   Foamex International Inc.+                                     18,717
    4,300   General Chemical Group Inc.+                                      172
    2,000   Georgia Gulf Corporation                                       89,180
    1,700   H.B. Fuller Company                                            46,580
      300   Hawkins, Inc.                                                   3,585
    6,800   IMC Global Inc.+                                              118,252
      550   KMG Chemicals, Inc.                                             1,941
    3,052   Kronos Worldwide, Inc.                                        121,145
    3,600   Landec Corporation+                                            27,000
    3,415   The Lubrizol Corporation                                      118,159
   10,040   Lyondell Chemical Company                                     225,498
    1,600   MacDermid, Inc.                                                46,336
      450   Mace Security International, Inc.+                              1,449
    2,100   Matrixx Initiatives, Inc.+                                     21,840
    4,965   Millennium Chemicals Inc.+                                    105,308
      120   NewMarket Corporation+                                          2,506
    2,200   OM Group, Inc.+                                                80,432
    2,000   OXiGENE, Inc.+                                                 12,220
    3,192   Olin Corporation                                               63,840
    1,700   Omnova Solutions Inc.+                                         10,251
      400   Penford Corporation                                             6,964
    5,500   PolyOne Corporation+                                           41,360
      500   Quaker Chemical Corporation                                    12,075
    6,800   RPM, Inc.                                                     120,020
    1,000   Rogers Corporation+                                            42,490
    2,600   Rollins, Inc.                                                  63,154
    1,100   Schawk, Inc.                                                   15,983
    3,200   Sensient Technologies Corporation                              69,248
      400   Stepan Company                                                  9,516
    2,700   Terra Nitrogen Company, LP                                     62,046
    1,300   Tor Minerals International, Inc.+                               6,474
    1,600   Tredegar Corporation                                           29,120
    1,100   Trex Company, Inc.+                                            48,708
    2,900   The Valspar Corporation                                       135,372
    1,900   WD-40 Company                                                  54,340
    6,800   W.R. Grace & Co.+                                              64,260
    4,600   Wellman, Inc.                                                  39,008
    1,100   Zoltex Companies, Inc.+                                         9,779
                                                                     ------------
                                                                        3,032,701
                                                                     ------------
   COMMUNICATIONS EQUIPMENT - 0.1%
    6,000   UTStarcom, Inc.+                                               96,660
                                                                     ------------
   CONSTRUCTION - 2.2%
      400   Ablest, Inc.+                                                   2,520
      200   Advanced Lighting Technologies, Inc.                               57
    1,000   American Woodmark Corporation                                  37,025
      400   Ameron International Corporation                               13,160
    2,900   Apogee Enterprises, Inc.                                       37,497
    2,500   Armstrong Holdings, Inc.+                                       3,600
    1,088   Beazer Homes USA, Inc.                                        116,296
    1,900   Brookfield Homes Corporation                                   50,065
    2,140   Building Materials Holding Corporation                         58,893
      755   Cavco Industries, Inc.+                                        28,516
    1,450   Ceradyne, Inc.+                                                63,670
   12,563   D.R. Horton, Inc.                                             415,961
      500   Dominion Homes, Inc.+                                          11,910
    2,633   Dycom Industries, Inc.+                                        74,751
      900   EMCOR Group, Inc.+                                             33,858

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2004 (UNAUDITED)

   SHARES
     HELD   INDUSTRY++/ISSUE                                                VALUE
---------------------------------------------------------------------------------
    1,240   Eagle Materials Inc.                                     $     88,412
    2,200   ElkCorp                                                        61,072
    2,650   Florida Rock Industries, Inc.                                 129,823
    1,950   Granite Construction Incorporated                              46,605
    3,500   Hovnanian Enterprises, Inc. (Class A)+                        140,350
    1,600   Insituform Technologies, Inc. (Class A)+                       29,872
      100   Integrated Electrical Services, Inc.+                             481
      800   International Aluminum Corporation                             23,040
      300   The L.S. Starrett Company (Class A)                             4,581
      750   LSI Industries Inc.                                             7,830
    4,400   Lafarge Corporation                                           206,316
    8,880   Lennar Corporation (Class A)                                  422,688
    1,180   Levitt Corporation                                             27,683
    2,013   M.D.C. Holdings, Inc.                                         147,150
    1,500   M/I Schottenstein Homes, Inc.                                  63,660
    2,800   Martin Marietta Materials, Inc.                               126,756
    1,900   MasTec, Inc.+                                                   9,975
      600   Meritage Corporation+                                          47,160
    1,200   NCI Building Systems, Inc.+                                    38,280
      423   NVR, Inc.+                                                    233,073
      200   Noland Company                                                  8,304
      900   Orleans Homebuilders, Inc.+                                    20,268
    2,400   Palm Harbor Homes, Inc.(d)+                                    40,440
      100   Patriot Transportation Holding, Inc.+                           3,286
      500   Performance Technologies, Incorporated+                         3,160
    1,400   Perini Corporation+                                            19,964
    6,600   Quanta Services, Inc.+                                         39,930
    1,700   The Ryland Group, Inc.                                        157,522
    6,800   SBA Communications Corporation+                                47,600
    1,000   Simpson Manufacturing Co., Inc.                                63,200
      100   Skyline Corporation                                             4,005
    2,600   Standard Pacific Corp.                                        146,562
    2,800   Technical Olympic USA, Inc.                                    79,072
    1,300   Texas Industries, Inc.                                         66,872
    4,300   Toll Brothers, Inc.+                                          199,219
    1,400   U.S. Concrete, Inc.+                                            8,652
    3,900   USG Corporation+                                               71,097
      500   United Mobile Homes, Inc.                                       7,170
    2,600   WCI Communities, Inc.+                                         60,580
    1,600   WESCO International, Inc.+                                     38,800
    4,300   Walter Industries, Inc.                                        68,886
    3,200   West Corporation+                                              93,216
    6,000   Westell Technologies, Inc.+                                    31,020
      500   William Lyon Homes, Inc.+                                      44,450
    1,300   Wilsons The Leather Experts Inc.+                               6,734
    2,200   The Yankee Candle Company, Inc.+                               63,712
                                                                     ------------
                                                                        4,196,307
                                                                     ------------
   CONSUMER - DURABLES - 0.7%
    1,700   American Technology Corporation+                               10,166
    1,665   Applica Incorporated+                                           6,727
      700   Bassett Furniture Industries, Incorporated                     13,216
    4,200   Champion Enterprises, Inc.+                                    43,218
      300   Chromcraft Revington, Inc.+                                     3,840
      300   CompX International Inc.+                                       4,800
    1,900   Ethan Allen Interiors Inc.                                     66,025
      200   Flexsteel Industries, Inc.                                      3,550
    2,600   Furniture Brands International, Inc.                           65,208
   24,600   Gemstar-TV Guide International, Inc.+                         138,990
      800   The Genlyte Group Incorporated+                                51,512
    2,920   Griffon Corporation+                                           61,612
    1,100   Haverty Furniture Companies, Inc.                              19,294
    2,400   Helen of Troy Limited+                                         65,328
    3,400   Interface, Inc.+                                               27,268
    2,300   Kimball International (Class B)                                31,924
      200   Koss Corporation                                                4,520
    3,100   La-Z-Boy Inc.                                                  47,058
      400   Lifetime Hoan Corporation                                       5,940
      500   Mac-Gray Corporation+                                           3,530
    3,664   Mohawk Industries, Inc.+                                      290,885
      400   National Presto Industries, Inc.                               16,728
    3,705   Restoration Hardware, Inc.+                                    19,192
    1,700   Rockford Corporation+                                           6,392
      500   The Rowe Companies+                                             2,550
      600   Salton, Inc.(d)+                                                3,780
    2,100   Select Comfort Corporation+                                    38,220
    1,000   Stanley Furniture Company, Inc.                                44,000
    1,600   Sturm, Ruger & Company, Inc.                                   14,416
    4,100   Tempur-Pedic International Inc.+                               61,459
      800   Thomas Industries Inc.                                         25,120
    1,445   The Toro Company                                               98,694
    4,300   United Rentals, Inc.+                                          68,327
      642   Virco Mfg. Corporation+                                         4,879
      600   Water Pik Technologies, Inc.+                                   8,940
      300   Wickes Inc.+                                                        -
                                                                     ------------
                                                                        1,377,308
                                                                     ------------
   CONSUMER NON-DURABLES - 0.1%
    3,900   Alderwoods Group, Inc.+                                        38,337
      500   Angelica Corporation                                           12,440
    1,100   Candela Corporation+                                           12,694
    2,400   LECG Corporation+                                              40,584
    1,500   Rewards Network Inc.+                                          10,005
                                                                     ------------
                                                                          114,060
                                                                     ------------
   CONTAINERS - 0.3%
    9,900   Crown Holdings, Inc.+                                         102,069
    9,900   Graphic Packaging Corporation+                                 64,152
    1,200   Greif Bros. Corporation (Class A)                              50,580
    1,900   Mobile Mini, Inc.+                                             47,120
    9,300   Owens-Illinois, Inc.+                                         148,800
      500   Packaging Dynamics Corporation                                  7,150
    1,000   Silgan Holdings Inc.                                           46,300
    5,500   Sonoco Products Company                                       145,420
                                                                     ------------
                                                                          611,591
                                                                     ------------
   DOMESTIC OIL - 3.1%
    4,400   AmeriVest Properties Inc.                                      29,480
      500   Berry Petroleum Company (Class A)                              18,365
    5,610   CONSOL Energy Inc.                                            195,733

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2004 (UNAUDITED)

   SHARES
     HELD   INDUSTRY++/ISSUE                                                VALUE
---------------------------------------------------------------------------------
    3,100   Cal Dive International, Inc.+                            $    110,422
      700   Callon Petroleum Company+                                       8,876
    3,200   Carrizo Oil & Gas, Inc.+                                       30,624
   15,100   Chesapeake Energy Corporation                                 239,033
      500   Clayton Williams Energy, Inc.+                                 10,715
    2,000   Comstock Resources, Inc.+                                      41,840
    3,335   Delta Petroleum Corporation+                                   41,954
    8,700   Diamond Offshore Drilling, Inc.                               287,013
      400   Dorchester Minerals LP                                          8,108
    1,900   Edge Petroleum Corporation+                                    30,343
    1,156   Enbridge Energy Management, LLC+                               51,615
    1,000   Encore Acquisition Company+                                    34,500
    2,800   Energy Partners, Ltd.+                                         45,584
    2,800   Frontier Oil Corporation                                       66,108
   10,030   Global Industries, Ltd.+                                       61,985
    1,830   Gulf Island Fabrication, Inc.                                  40,809
    1,200   GulfMark Offshore, Inc.+                                       19,596
    2,100   Harvest Natural Resources, Inc.+                               34,860
    1,600   Holly Corporation                                              40,800
    1,400   The Houston Exploration Company+                               83,090
    2,900   KCS Energy, Inc.+                                              40,339
    1,300   Magellan Midstream Partners, LP                                71,474
    6,350   Magnum Hunter Resources, Inc.+                                 73,279
    1,900   Matrix Service Company+                                         9,728
    2,200   McMoRan Exploration Co.(d)+                                    28,666
    4,100   The Meridian Resource Corporation+                             36,203
    4,800   Mission Resources Corporation+                                 30,192
    5,400   Murphy Oil Corporation                                        468,558
    4,900   National-Oilwell, Inc.+                                       161,014
    3,299   Newfield Exploration Company+                                 202,031
      900   PYR Energy Corporation+                                         1,035
    2,100   Pacific Energy Partners, LP                                    60,081
    5,900   Parallel Petroleum Corporation+                                28,084
    4,312   Patina Oil & Gas Corporation                                  127,506
    9,410   Patterson-UTI Energy, Inc.                                    179,449
    7,100   PetroQuest Energy, Inc.+                                       36,849
    8,876   Pioneer Natural Resources Company                             306,035
    5,384   Plains Exploration & Production Company+                      128,462
    3,600   Pogo Producing Company                                        170,820
    4,800   Premcor Inc.+                                                 184,800
    7,900   Pride International, Inc.+                                    156,341
    2,820   Quicksilver Resources Inc.+                                    92,129
    1,800   Remington Oil & Gas Corporation+                               47,250
    1,700   Spinnaker Exploration Company+                                 59,568
    2,200   St. Mary Land & Exploration Company                            87,582
    2,179   Stone Energy Corporation+                                      95,353
      800   Sunoco Logistics Partners LP                                   31,472
    2,300   Superior Energy Services, Inc.+                                29,716
    4,800   Syntroleum Corporation+                                        33,696
    3,300   TEPPCO Partners, LP                                           137,280
   15,700   Tatham Offshore, Inc.+                                             16
    4,000   Tesoro Petroleum Corporation+                                 118,120
    2,000   TransMontaigne Inc.+                                           11,640
    4,100   Ultra Petroleum Corp.+                                        201,105
    2,600   Universal Compression Holdings, Inc.+                          88,582
    1,200   Valero L.P.                                                    66,852
      500   Valley National Gases Incorporated                              4,650
    5,600   Varco International, Inc.+                                    150,192
    3,900   Vintage Petroleum, Inc.                                        78,273
    1,100   Whiting Petroleum Corporation+                                 33,440
   13,970   XTO Energy, Inc.                                              453,746
                                                                     ------------
                                                                        5,853,061
                                                                     ------------
   DRUGS & MEDICINE - 9.9%
      600   1-800 CONTACTS, INC.+                                           9,126
    1,100   ABIOMED, Inc.+                                                  9,735
    1,100   AMERIGROUP Corporation+                                        61,875
    3,100   ARIAD Pharmaceuticals, Inc.+                                   20,739
      900   ATS Medical, Inc.+                                              3,285
    3,000   AVANIR Pharmaceuticals (Class A)+                               8,520
    3,800   AVANT Immunotherapeutics, Inc.+                                 6,498
    2,200   AVI BioPharma, Inc.(d)+                                         4,510
    4,300   aaiPharma Inc.(d) +                                             6,665
    1,200   Abaxis, Inc.+                                                  15,612
    5,300   Abgenix, Inc.+                                                 52,258
    2,000   Able Laboratories, Inc.+                                       38,320
    1,600   Accelry's Inc.+                                                10,432
    3,003   Accredo Health, Incorporated+                                  70,781
    5,800   Aclara Biosciences Inc.+                                       22,910
    2,300   Advanced Medical Optics, Inc.+                                 91,011
    1,700   Advanced Neuromodulation Systems, Inc.+                        51,595
    1,700   Air Methods Corporation+                                       10,965
    1,900   Albany Molecular Research, Inc.+                               18,240
    1,600   Alexion Pharmaceuticals, Inc.+                                 28,800
    3,400   Alfacell Corporation+                                          14,654
    3,600   Align Technology, Inc.+                                        55,008
    4,700   Alkermes, Inc.+                                                54,238
    1,700   Alliance Imaging, Inc.+                                        12,699
    5,800   Allos Therapeutics Inc.+                                       12,122
    2,345   Allscripts Healthcare Solutions, Inc.+                         21,105
    2,200   Alpharma, Inc. (Class A)                                       40,238
    1,200   Amedisys, Inc.+                                                35,940
    2,600   American Healthways, Inc.+                                     75,686
    2,000   American Medical Systems Holdings, Inc.+                       72,540
    3,950   American Pharmaceutical Partners, Inc.(d)+                    108,901
    2,164   Amgen Inc.+                                                   122,655
    2,800   AmSurg Corp.+                                                  59,304
    6,600   Amylin Pharmaceuticals, Inc.+                                 135,432
    4,300   Andrx Group+                                                   96,148
    1,400   Anika Therapeutics, Inc.+                                      19,320
    3,300   Antigenics Inc.(d) +                                           19,899
    5,585   Aphton Corporation(d)+                                         20,106
    2,800   Apria Healthcare Group Inc.+                                   76,300
    8,200   Aradigm Corporation(d)+                                        10,496
    3,130   ArQule, Inc.+                                                  14,461
    1,400   Array BioPharma Inc.+                                           9,786
    2,400   Arrow International, Inc.                                      71,760
    2,000   ArthroCare Corporation+                                        58,580
      700   Aspect Medical Systems, Inc.+                                  12,663
    2,200   AtheroGenics, Inc.+                                            72,490
    1,800   Atrix Laboratories, Inc.+                                      55,242

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2004 (UNAUDITED)

   SHARES
     HELD   INDUSTRY++/ISSUE                                                VALUE
---------------------------------------------------------------------------------
    1,000   Avigen, Inc.+                                            $      3,730
      600   Axonyx Inc.+                                                    3,360
    5,463   Barr Laboratories, Inc.+                                      226,332
      200   Barrier Therapeutics Inc.+                                      2,432
    3,500   Beckman Coulter Inc.                                          196,420
      300   Berkshire Bancorp Inc.                                          4,935
    6,400   Beverly Enterprises, Inc.+                                     48,448
    3,100   BioCryst Pharmaceuticals, Inc.+                                15,810
    2,400   BioLase Technology, Inc.(d)                                    19,584
    6,500   BioMarin Pharmaceutical Inc.+                                  33,735
    3,000   Biopure Corporation(d)+                                         1,200
    1,360   Biosite Diagnostics Incorporated(d)+                           66,586
      100   BioSource International, Inc.+                                    705
    1,000   BioSpecifics Technologies Corp.+                                2,150
      900   BioSphere Medical Inc.+                                         2,952
    1,800   Bioveris Corporation+                                          11,178
   11,900   Birman Managed Care, Inc.+                                          1
    1,800   Bone Care International, Inc.+                                 43,740
    1,600   Bradley Pharmaceuticals, Inc.+                                 32,560
      388   BriteSmile, Inc.+                                               4,206
    2,700   CNS, Inc.                                                      29,700
    2,050   CONMED Corporation+                                            53,915
    2,700   CTI Molecular Imaging, Inc.+                                   21,789
    2,700   CV Therapeutics, Inc.+                                         33,750
      730   CYTOGEN Corporation+                                            7,694
   16,300   Calypte Biomedical Corporation+                                 6,357
    1,100   Cambrex Corporation                                            24,145
      600   Cantel Medical Corp.+                                          14,400
    3,300   Cardiac Science, Inc.+                                          6,336
    2,400   CardioDynamics International Corporation+                      11,040
    1,476   CardioTech International, Inc.(d)+                              4,354
    3,600   Cell Therapeutics, Inc.+                                       24,696
    1,650   Centene Corporation+                                           70,257
    3,200   Cephalon, Inc.+                                               153,280
    1,400   Cerus Corporation+                                              3,374
    2,700   Charles River Laboratories International, Inc.+               123,660
      900   Cholestech Corporation+                                         6,084
   11,200   ChromaVision Medical Systems, Inc.(d)+                          9,856
    1,400   Ciphergen Biosystems, Inc.+                                     5,460
    2,500   CollaGenex Pharmaceuticals, Inc.+                              16,375
    2,500   Columbia Laboratories, Inc.+                                    7,625
    5,000   Community Health Care+                                        133,400
    2,700   Compex Technologies, Inc.+                                     14,580
    1,000   Conceptus, Inc.+                                                9,270
    5,200   Conventry Health Care Inc.+                                   277,524
    2,000   Cooper Companies, Inc.                                        137,100
      142   Corautus Genetics Inc.+                                           767
    3,800   Corixa Corporation+                                            15,808
      100   CorVel Corporation+                                             2,968
    3,600   Covance Inc.+                                                 143,892
    2,400   CryoLife, Inc.(d)+                                             17,424
    3,600   Cubist Pharmaceuticals, Inc.+                                  35,568
    1,935   Curative Health Services, Inc.+                                13,293
    2,300   Curis, Inc.+                                                   10,235
    1,900   Cyberonics, Inc.+                                              38,874
    1,800   Cypress Bioscience, Inc.+                                      20,934
      200   Cytokinetics, Incorporated+                                     2,660
    6,400   Cytyc Corporation+                                            154,560
      900   D & K Healthcare Resources, Inc.                                8,865
    4,550   DENTSPLY International Inc.                                   236,327
      500   DJ Orthopedics Incorporated+                                    8,825
    2,100   DOV Pharmaceutical, Inc.+                                      35,994
      600   DUSA Pharmaceuticals, Inc.+                                     6,888
    2,675   Dade Behring Holdings Inc.+                                   149,046
    1,400   Datascope Corp.                                                52,220
    6,100   DaVita, Inc.+                                                 190,015
      900   Daxor Corporation+                                             21,213
    3,430   Dendreon Corporation+                                          28,846
    1,500   Diagnostic Products Corporation                                61,305
      200   Diametrics Medical, Inc.+                                          32
    1,000   Digene Corporation+                                            25,960
    2,800   Discovery Laboratories, Inc.+                                  18,760
    3,000   Durect Corporation+                                             4,200
    2,000   Dynacq Healthcare, Inc.(d)+                                    13,200
    1,400   EPIX Medical, Inc.+                                            27,034
      600   E-Z-EM, Inc.                                                   10,770
    3,500   Edwards Lifesciences Corporation+                             117,250
    2,300   Emisphere Technologies, Inc.+                                   7,061
      400   Encore Medical Corporation+                                     1,992
    8,200   Endo Pharmaceuticals Holdings, Inc.+                          150,552
    1,000   Endocardial Solutions, Inc.+                                   11,570
      200   Endologix, Inc.+                                                1,356
    4,300   EntreMed, Inc.+                                                 7,439
      641   Enzo Biochem, Inc.+                                             9,615
    2,600   Enzon, Inc.+                                                   41,470
    5,500   Eon Labs, Inc.+                                               119,350
      725   Escalon Medical Corp.+                                          8,715
    1,600   Exact Sciences Corporation+                                     5,280
      100   Eyetech Pharmaceuticals Inc.                                    3,399
    6,500   First Health Group Corp.+                                     104,585
    2,150   First Horizon Pharmaceutical Corporation+                      43,021
   17,300   Fonar Corporation+                                             19,549
    3,100   Genaera Corporation+                                           12,090
    1,900   Gene Logic Inc.+                                                7,068
    2,000   Genelabs Technologies, Inc.+                                    5,220
   32,840   Genentech, Inc.+                                            1,721,473
    1,150   Genesis HealthCare Corporation+                                34,971
    2,100   Genitope Corporation+                                          20,832
    3,200   Gen-Probe Incorporated+                                       127,584
    9,700   Genta Incorporated+                                            26,093
    3,100   Geron Corporation+                                             18,569
      800   GlycoGenesys, Inc.+                                               360
    4,900   Guilford Pharmaceuticals Inc.(d)+                              24,500
    1,500   Haemonetics Corporation+                                       49,260
    6,480   Health Net Inc.+                                              160,186
      900   Healthcare Services Group, Inc.                                16,164
    3,100   HealthExtras, Inc.+                                            43,214
    1,100   HealthTronics Surgical Services, Inc.+                          7,898
    1,300   Hemispherx Biopharma, Inc.(d)+                                  3,120
    2,900   Henry Schein, Inc.+                                           180,699
    3,345   Hillenbrand Industries, Inc.                                  169,023
    1,250   Hi-Tech Pharmacal Co., Inc.+                                   19,900

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2004 (UNAUDITED)

   SHARES
     HELD   INDUSTRY++/ISSUE                                                VALUE
---------------------------------------------------------------------------------
    2,300   Hollis-Eden Pharmaceuticals, Inc.+                       $     24,771
    1,000   Hologic, Inc.+                                                 19,270
    2,600   Hooper Holmes, Inc.                                            11,648
    6,500   Human Genome Sciences, Inc.+                                   70,915
    2,900   Hydron Technologies, Inc.                                         754
    1,600   ICU Medical, Inc.                                              41,664
    2,500   IDEXX Laboratories, Inc.+                                     126,850
    1,100   I-Flow Corporation+                                            15,928
      800   II-VI Incorporated                                             28,008
    2,645   ILEX Oncology, Inc.+                                           66,575
      600   IMPAC Medical Systems, Inc.+                                    8,010
    2,400   INAMED Corporation+                                           114,408
   14,143   IVAX Corporation+                                             270,838
    4,721   Imclone Systems+                                              249,505
    2,550   Immucor, Inc.+                                                 63,112
    2,400   ImmunoGen, Inc.+                                               12,120
    3,000   Immunomedics, Inc.+                                             7,800
    3,700   Impax Laboratories, Inc.+                                      56,832
    6,500   Incyte Genomics, Inc.+                                         62,595
    4,800   Indevus Pharmaceuticals, Inc.+                                 34,032
    1,400   Inkine Pharmaceutical Company, Inc.+                            7,098
    4,200   Insmed Incorporated+                                            7,056
    2,300   Inspire Pharmaceuticals, Inc.+                                 36,179
    1,900   Integra LifeSciences Holdings+                                 61,009
    2,800   InterMune Inc.+                                                33,012
       16   IntraBiotics Pharmaceuticals, Inc.+                                64
    3,500   Introgen Therapeutics, Inc.(d)+                                21,980
    2,450   Intuitive Surgical, Inc.+                                      60,638
    1,800   Invacare Corp.                                                 82,800
    2,900   Inveresk Research Group, Inc.+                                106,981
      828   Inverness Medical Innovations, Inc.+                           17,222
    4,400   Isis Pharmaceuticals, Inc.+                                    21,560
    1,900   K-V Pharmaceutical Company (Class A)+                          34,010
    1,200   Kendle International Inc.+                                      6,348
    1,300   Kensey Nash Corporation+                                       34,047
    2,190   Kindred Healthcare, Inc.+                                      53,436
    3,515   Kinetic Concepts, Inc.+                                       184,713
    1,900   Kyphon Inc.+                                                   47,082
    1,300   LCA-Vision Inc.                                                33,527
    3,700   La Jolla Pharmaceutical Company+                               11,285
    8,935   Laboratory Corporation of America Holdings+                   390,638
      400   Landauer, Inc.                                                 18,772
      300   The Langer Biomechanics Group, Inc.+                            1,995
    1,000   Large Scale Biology Corp.(d)+                                     959
      800   LecTec Corporation+                                             1,080
    2,100   Lexicon Genetics Incorporated+                                 13,839
    8,500   Life Medical Sciences, Inc.+                                    3,315
    3,000   LifeCell Corporation+                                          30,000
      700   Lifecore Biomedical, Inc.+                                      4,900
    2,800   LifePoint Hospitals, Inc.+                                     84,028
    4,375   Ligand Pharmaceuticals Incorporated (Class B)+                 43,837
    6,500   Lincare Holdings Inc.+                                        193,115
    4,400   MGI Pharma, Inc.+                                             117,436
    3,700   MIM Corporation+                                               21,386
    1,100   MacroChem Corporation+                                            891
    1,479   Magellan Health Services, Inc.+                                54,072
    1,300   Mannatech, Incorporated                                        18,226
    2,200   Martek Biosciences Corporation+                               107,008
    3,300   Maxim Pharmaceuticals, Inc.(d)+                                 8,811
    4,700   Medarex, Inc.+                                                 34,686
    1,900   MedCath Corporation+                                           30,058
      600   The Med-Design Corporation+                                       582
      800   Medical Action Industries Inc.+                                13,302
    2,870   The Medicines Company+                                         69,282
    3,000   Medicis Pharmaceutical (Class A)                              117,120
    1,030   Medis Technologies Ltd.(d)+                                    11,577
    1,000   MedQuist Inc.+                                                 13,050
      300   Medwave, Inc.+                                                  1,404
    2,800   Mentor Corporation                                             94,304
      900   Meridian Bioscience, Inc.                                      11,970
    2,768   Merit Medical Systems, Inc.+                                   41,824
   17,638   Millennium Pharmaceuticals, Inc.+                             241,817
    1,600   Mine Safety Appliances Company                                 65,152
    1,000   Molecular Devices Corporation+                                 23,570
    1,100   Molina Healthcare Inc.+                                        39,050
    1,600   Myriad Genetics, Inc.+                                         27,360
    4,200   NBTY Inc.+                                                     90,552
    2,240   NPS Pharmaceuticals, Inc.+                                     48,787
    3,400   Nabi Biopharmaceuticals+                                       45,492
      100   National Dentex Corporation+                                    2,818
      400   National Healthcare Corporation                                11,400
      400   Natrol, Inc.+                                                   1,200
      800   Natures Sunshine Products, Inc.                                12,136
    4,200   Natus Medical Incorporated+                                    29,064
    5,200   Nektar Therapeutics+                                           75,296
    2,786   NeoPharm, Inc.+                                                23,848
    1,200   Neose Technologies, Inc.+                                       9,000
    2,645   Neurocrine Biosciences, Inc.+                                 124,738
    1,200   Neurogen Corporation+                                           7,752
    2,100   NitroMed, Inc.+                                                50,064
    2,100   Northfield Laboratories Inc.(d)+                               28,077
    2,400   Novavax, Inc.+                                                  7,488
    2,100   Noven Pharmaceuticals, Inc.+                                   43,764
    1,400   Nutraceutical International Corporation+                       19,726
    3,121   Nuvelo, Inc.+                                                  30,835
    3,700   OCA Inc.(d)+                                                   17,538
    2,413   OSI Pharmaceuticals, Inc.+                                    148,303
    4,200   Oakley, Inc.                                                   49,980
    1,900   Ocular Sciences, Inc.+                                         91,143
    3,050   Odyssey Healthcare, Inc.+                                      54,138
    5,800   Omnicare, Inc.                                                164,488
    2,300   Onyx Pharmaceuticals, Inc.+                                    98,923
    4,575   OraSure Technologies, Inc.+                                    28,823
    4,100   OrthoLogic Corp.+                                              28,864
    5,920   Orthovita, Inc.+                                               26,492
    2,700   Oscient Pharmaceutical Corporation+                             9,585
    3,300   Osteotech, Inc.+                                               13,002
    2,300   Owens & Minor, Inc.                                            58,420
    2,700   PAREXEL International Corporation+                             52,920
    3,900   POZEN Inc.+                                                    34,086
    3,100   PRAECIS Pharmaceuticals Incorporated+                           6,820
    5,600   PSS World Medical, Inc.+                                       56,224

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2004 (UNAUDITED)

   SHARES
     HELD   INDUSTRY++/ISSUE                                                VALUE
---------------------------------------------------------------------------------
    4,560   PacifiCare Health Systems, Inc.+                         $    167,352
    3,800   Pain Therapeutics, Inc.+                                       27,322
      100   Palatin Technologies, Inc.+                                       291
    1,700   Par Pharmaceutical Cos.Inc.+                                   61,081
    3,900   Patterson Companies Inc.+                                     298,584
    1,180   Pediatric Services of America, Inc.+                            9,641
    1,500   Pediatrix Medical Group, Inc.+                                 82,275
    2,300   Penwest Pharmaceuticals Co.+                                   25,967
    8,500   Peregrine Pharmaceuticals, Inc.+                               13,515
    5,000   Perrigo Company                                               102,750
    3,500   Pharmaceutical Product Development, Inc.+                     126,000
      700   Pharmacopeia Drug Discovery, Inc.+                              3,430
    2,290   Pharmacyclics, Inc.+                                           23,610
    1,900   Pharmion Corp.+                                                98,222
    5,200   Pharmos Corporation+                                           14,612
      100   Physiometrix, Inc.+                                               212
    1,600   PolyMedica Corporation                                         49,280
    2,700   Priority Healthcare Corporation (Class B)+                     54,405
      500   Progenics Pharmaceuticals, Inc.+                                7,325
    5,500   Protein Design Labs, Inc.+                                    107,690
    2,300   Province Healthcare Company+                                   48,116
      300   ProxyMed, Inc.+                                                 2,991
      125   Psychemedics Corporation                                        1,500
    1,366   Psychiatric Solutions, Inc.+                                   34,628
      700   Q-Med, Inc.+                                                    5,033
    1,900   Quidel Corporation+                                             8,607
    1,100   Radiologix, Inc.+                                               3,905
    1,600   Regeneration Technologies, Inc.+                               12,832
    2,400   Regeneron Pharmaceuticals, Inc.+                               20,832
    1,200   RehabCare Group, Inc.+                                         27,636
    4,550   Renal Care Group, Inc.+                                       146,647
    1,900   Repligen Corporation+                                           3,572
    1,200   Res-Care, Inc.+                                                14,220
    2,100   ResMed Inc.+                                                   99,981
    2,100   Respironics, Inc.+                                            112,224
    1,300   Retractable Technologies, Inc.+                                 5,902
      900   Rita Medical Systems, Inc.+                                     3,330
    2,400   STAAR Surgical Company+                                         7,920
    3,200   STERIS Corporation+                                            70,208
    2,700   Salix Pharmaceuticals, Ltd.+                                   58,104
    1,300   Sangamo Biosciences, Inc.+                                      6,331
      800   Santarus Inc.+                                                  7,256
    3,700   Savient Pharmaceuticals Inc.+                                   8,510
    2,700   SciClone Pharmaceuticals, Inc.+                                 9,612
      700   Seattle Genetics, Inc.+                                         4,599
    4,900   Select Medical Corporation                                     65,807
    5,155   Sepracor Inc.+                                                251,461
    2,385   Serologicals Corporation+                                      55,642
    2,100   Sierra Health Services, Inc.+                                 100,653
    2,015   Sirna Therapeutics, Inc.+                                       6,166
    1,200   Sola International Inc.+                                       22,860
    3,500   Sonic Innovations, Inc.+                                       15,960
      800   SonoSite, Inc.+                                                20,840
    1,900   Sparta Surgical Corporation+                                        -
      900   Specialty Laboratories, Inc.+                                   9,450
       16   Spectrum Pharmaceuticals Inc.+                                    100
    4,600   Star Scientific, Inc.(d)+                                      27,232
    1,300   Sunrise Assisted Living, Inc.(d)+                              45,656
      400   Sunrise Technologies International, Inc.+                           1
    2,630   SuperGen, Inc.+                                                16,253
    1,900   SurModics, Inc.(d)+                                            45,125
    2,300   Sybron Dental Specialties, Inc.+                               68,287
    2,100   Synovis Life Technologies, Inc.+                               20,076
    3,800   Tanox, Inc.+                                                   64,106
    8,500   Targeted Genetics Corporation+                                 11,475
    2,500   Techne Corporation+                                            95,450
    1,900   Theragenics Corporation+                                        6,935
    1,900   Third Wave Technologies+                                       13,072
    5,000   Thoratec Laboratories Corporation+                             48,100
    2,800   Titan Pharmaceuticals, Inc.+                                    6,664
      900   Transgenomic, Inc.+                                             1,044
    2,500   Transkaryotic Therapies, Inc.+                                 44,325
    4,146   Triad Hospitals, Inc.+                                        142,788
    1,600   Trimeris, Inc.+                                                24,080
    1,600   TriPath Imaging, Inc.+                                         13,088
      700   Tripos, Inc.+                                                   2,982
      800   U.S. Physical Therapy, Inc.+                                   10,872
    1,700   USANA Health Sciences, Inc.+                                   59,160
    1,400   United Surgical Partners International, Inc.+                  48,090
    2,100   United Therapeutics Corporation+                               73,353
    1,100   Universal Display Corporation+                                  9,262
    3,400   Universal Health Services, Inc. (Class B)                     147,900
    1,700   Urologix, Inc.+                                                10,744
    1,100   Utah Medical Products, Inc.                                    19,800
    5,040   VCA Antech, Inc.+                                             103,975
    2,300   VISX, Incorporated+                                            47,380
    2,400   VIVUS, Inc.+                                                   10,800
    4,700   Valeant Pharmaceuticals International                         113,364
      193   Valentis, Inc.+                                                   511
    7,720   Varian Medical Systems, Inc.+                                 266,880
    2,300   Vasomedical, Inc.+                                              2,415
    1,500   VaxGen, Inc.+                                                  20,025
    1,400   Ventana Medical Systems, Inc.+                                 70,616
    4,462   Vertex Pharmaceuticals Incorporated+                           46,851
    1,500   Viasys Healthcare Inc.+                                        25,095
    1,000   Vical Incorporated+                                             4,801
    3,200   Vicuron Pharmaceuticals Inc.+                                  46,976
    3,300   Vion Pharmaceuticals, Inc.+                                    13,596
    1,390   Viragen, Inc.+                                                  1,515
      900   ViroPharma Incorporated+                                        1,737
    1,805   VistaCare, Inc. (Class A)+                                     27,635
      800   Vital Signs, Inc.                                              25,584
    1,400   West Pharmaceutical Services, Inc.                             29,190
    2,100   Wilson Greatbatch Technologies, Inc.+                          37,569
    1,200   Women First HealthCare, Inc.+                                       4
    1,400   Wright Medical Group, Inc.+                                    35,168
    2,000   XOMA Ltd.+                                                      4,640
    2,700   Zila, Inc.+                                                    11,124
      555   Zoll Medical Corporation+                                      18,531
    2,000   Zymogentics, Inc.+                                             34,880
                                                                     ------------
                                                                       18,804,311
                                                                     ------------

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MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2004 (UNAUDITED)

   SHARES
     HELD   INDUSTRY++/ISSUE                                                VALUE
---------------------------------------------------------------------------------
   ELECTRONICS - 5.7%
    7,300   8 X 8, Inc.(d)+                                          $     27,448
       56   ACE*COMM Corporation+                                              60
      800   ADE Corporation+                                               13,628
    2,200   ANADIGICS, Inc.+                                                7,414
    3,100   APAC Customer Services Inc.+                                    5,177
    3,800   APW Ltd.+                                                           -
    1,800   ATMI, Inc.+                                                    36,864
    9,100   AVX Corporation                                               107,835
    1,200   AXT, Inc.+                                                      1,776
    2,900   Actel Corp.+                                                   44,080
    2,400   Acuity Brands, Inc.                                            57,048
    5,200   Acxiom Corp.                                                  123,448
    1,900   Advanced Energy Industries, Inc.+                              17,651
    4,000   Advanced Fibre Communications, Inc.+                           63,600
      500   Advanced Power Technology, Inc.+                                4,255
   95,635   Agere Systems Inc. (Class A)+                                 100,417
    2,200   Agilysys, Inc.                                                 38,038
      200   Airnet Communications Corporation+                                 64
    1,400   Alliance Fiber Optic Products, Inc.+                            1,078
    5,000   Alliance Semiconductor Corporation+                            17,300
    2,262   Alliant Techsystems Inc.+                                     136,851
    1,200   American Physicians Capital, Inc.+                             36,744
      100   American Technical Ceramics Corp.+                                900
   13,810   Amkor Technology, Inc.+                                        50,406
    5,405   Amphenol Corp. (Class A)+                                     185,175
      100   Amtech Systems, Inc.+                                             428
    1,200   Anaren Microwave, Inc.+                                        16,152
    2,200   Anixter International Inc.                                     77,198
    4,100   Applera Corporation - Celera Genomics Group+                   47,929
    5,200   Arris Group Inc.+                                              27,144
    5,600   Arrow Electronics, Inc.+                                      126,448
    1,400   Artisan Components, Inc.+                                      40,754
    3,500   Aspect Communications Corporation+                             34,755
    4,300   Asyst Technologies, Inc.+                                      21,973
    1,600   Atheros Communications+                                        16,320
   27,600   Atmel Corporation+                                             99,912
    2,200   Audiovox Corporation (Class A)+                                37,048
    4,000   Avanex Corporation+                                             8,160
    2,000   Avid Technology, Inc.+                                         93,740
    6,564   Avnet, Inc.+                                                  112,376
      900   Aware, Inc.+                                                    2,133
    6,400   Axcelis Technologies, Inc.+                                    52,992
    1,800   Axsys Technologies, Inc.+                                      25,018
    1,500   BEI Technologies, Inc.                                         41,100
      100   Badger Meter, Inc.                                              4,565
      900   Bel Fuse Inc. (Class A)                                        25,245
    2,800   Belden CDT Inc.                                                61,040
    3,335   Bell Microproducts Inc.+                                       25,880
    2,500   Benchmark Electronics, Inc.+                                   74,500
      200   Boston Acoustics, Inc.                                          2,580
    2,796   Brooks Automation, Inc.+                                       39,563
    5,300   Bruker BioSciences Corporation+                                18,338
    1,100   C&D Technologies, Inc.                                         20,922
      764   CCC Information Services Group Inc.+                           13,515
    2,600   C-COR.net Corp.+                                               21,970
    1,100   CEVA, Inc.+                                                     8,690
      800   CHRONIMED Inc.+                                                 4,816
   19,400   CMGI Inc.+                                                     23,474
    2,200   CTS Corporation                                                27,720
    1,900   Cabot Microelectronics Corporation+                            68,875
   15,400   Cadence Design Systems, Inc.+                                 200,816
    2,600   CalAmp Corporation+                                            18,512
    2,300   California Micro Devices Corporation+                          17,779
    3,185   Caliper Life Sciences, Inc.+                                   22,390
    1,900   Captaris Inc.+                                                  8,094
      500   Celeritek, Inc.                                                 1,720
    2,400   Cepheid, Inc.+                                                 20,688
      700   Champion Industries, Inc.                                       2,674
    2,200   Checkpoint Systems, Inc.+                                      34,254
    4,100   Cirrus Logic, Inc.+                                            19,557
    2,600   Coherent, Inc.+                                                67,444
    1,300   Cohu, Inc.                                                     19,214
    2,500   CommScope, Inc.+                                               54,000
    1,700   Computer Network Technology Corporation+                        6,917
    1,600   Comtech Telecommunications Corp.+                              43,360
   36,848   Conexant Systems, Inc.+                                        59,325
   28,800   Corvis Corporation(d)+                                         23,040
    2,200   Cox Radio, Inc. (Class A)+                                     32,824
    3,200   Credence Systems Corporation+                                  23,040
    3,900   Cree, Inc.(d)+                                                119,067
    2,205   Cymer, Inc.+                                                   63,195
    7,200   Cypress Semiconductor Corporation+                             63,648
    1,590   DDi Corp.+                                                      8,061
    2,700   DSP Group, Inc.+                                               56,835
    1,800   Daktronics, Inc.+                                              44,010
      100   Dataram Corporation+                                              666
      300   Digital Theater Systems Inc.+                                   5,475
    1,600   Dionex Corporation+                                            87,520
      500   Ducommun Incorporated+                                         11,175
    2,200   DuPont Photomasks, Inc.+                                       37,488
    1,400   Dynamic Research Corporation+                                  23,016
    2,800   EFJ, Inc.+                                                     18,760
    1,900   EMCORE Corporation+                                             3,724
      600   EMS Technologies, Inc.+                                        10,350
    4,000   ESS Technology, Inc.+                                          27,400
    2,500   Electro Scientific Industries, Inc.+                           43,375
    1,700   Electroglas, Inc.(d)+                                           5,066
    4,000   Electronics for Imaging, Inc.+                                 64,960
      200   eMagin Corporation+                                               200
    1,700   Emerson Radio Corp.+                                            4,505
    4,100   Emulex Corporation+                                            47,232
    4,500   Energizer Holdings, Inc.+                                     207,450
    1,100   Energy Conversion Devices, Inc.+                               14,586
       25   Entrada Networks, Inc.+                                             3
    3,900   Exar Corporation+                                              55,224
      100   Excel Technology, Inc.+                                         2,582
    1,400   FARO Technologies, Inc.+                                       28,476
    2,000   FEI Company+                                                   39,520
    2,100   FLIR Systems, Inc.+                                           122,850
    1,800   FSI International, Inc.+                                        7,524
    5,600   Fairchild Semiconductor Corporation+                           79,352

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2004 (UNAUDITED)

   SHARES
     HELD   INDUSTRY++/ISSUE                                                VALUE
---------------------------------------------------------------------------------
    1,300   FormFactor Inc.+                                         $     25,181
    2,900   FuelCell Energy, Inc.+                                         29,725
    2,400   GTC Biotherapeutics, Inc.+                                      4,224
    2,300   General Cable Corporation+                                     24,472
    3,100   Genesis Microchip Incorporated+                                41,850
    3,200   Getty Images, Inc.+                                           176,960
      500   Glenayre Technologies, Inc.+                                      900
      200   Glowpoint, Inc.+                                                  208
    3,800   Harman International Industries, Incorporated                 409,450
    4,300   Harmonic Inc.+                                                 28,595
    3,445   Harris Corporation                                            189,268
    1,520   Harvard Bioscience, Inc.+                                       6,688
    3,200   Hearst-Argyle Television, Inc.                                 78,240
    2,075   Herley Industries, Inc.+                                       38,782
      447   hi/fn, inc.+                                                    3,920
    3,600   Hollywood Entertainment Corporation+                           35,532
      800   Hungarian Telephone and Cable Corp.+                            7,608
    2,495   Hutchinson Technology Incorporated+                            66,691
    2,600   IRIS International Inc.+                                       20,670
    2,000   IXYS Corporation+                                              14,360
    1,900   Illumina, Inc.+                                                11,229
    3,935   Innovex, Inc.+                                                 16,015
    3,900   Integrated Circuit Systems, Inc.+                              83,850
    2,000   Integrated Silicon Solution, Inc.+                             14,540
    4,500   Interactive Data Corporation+                                  84,690
      100   Interlink Electronics, Inc.+                                      825
    2,403   Intermagnetics General Corporation+                            55,629
    3,800   International Rectifier Corp.+                                130,340
    8,115   Intersil Holding Corporation (Class A)                        129,272
    2,300   Itron, Inc.+                                                   40,135
    2,100   Ixia+                                                          20,412
      600   Keithley Instruments, Inc.                                     10,470
    4,800   Kemet Corp.+                                                   38,832
    4,200   Kopin Corporation+                                             17,094
    5,000   Kulicke and Soffa Industries+                                  28,250
    7,800   LAM Research Corp.+                                           170,664
      100   LCC International, Inc. (Class A)+                                318
    1,650   Laserscope+                                                    33,445
    6,170   Lattice Semiconductor Corporation+                             30,295
      200   Leadis Technology Inc.+                                         2,256
      500   LeCroy Corporation+                                             8,355
      100   LightPath Technologies, Inc. (Class A)+                           491
    1,770   Littelfuse Inc.+                                               61,118
   10,700   MEMC Electronic Materials, Inc.+                               90,736
    2,853   MKS Instruments, Inc.+                                         43,708
    6,287   MRV Communications, Inc.+                                      15,718
    2,200   MTS Systems Corporation                                        46,750
      100   M~WAVE, Inc.+                                                     118
    3,160   Macromedia, Inc.+                                              63,453
    1,800   Mattson Technology, Inc.+                                      13,842
      400   Maxwell Technologies, Inc.+                                     4,124
    1,400   Mercury Computer Systems, Inc.+                                37,688
      500   Mestek, Inc.+                                                   8,725
    2,100   Methode Electronics                                            26,859
    3,600   Microsemi Corporation+                                         50,760
    1,700   Mobility Electronics, Inc.+                                    14,008
    2,155   Monolithic System Technology, Inc.+                             9,353
    2,400   Mykrolis Corporation+                                          24,168
    3,100   NETGEAR, Inc.+                                                 37,882
    1,825   Nanogen, Inc.+                                                  6,990
    2,000   Nanometrics Incorporated+                                      22,820
    3,000   Nanophase Technologies Corporation+                            15,330
    1,600   NeoMagic Corporation+                                           1,664
    1,000   Neoware Systems, Inc.+                                          8,300
    3,400   Netopia, Inc.+                                                  7,276
    2,200   Newport Corporation+                                           25,234
    1,000   Novoste Corporation+                                            1,640
      800   Nu Horizons Electronics Corp.+                                  5,080
   15,350   ON Semiconductor Corporation+                                  48,046
      700   OSI Systems, Inc.+                                             11,270
    4,400   OmniVision Technologies, Inc.+                                 62,260
    7,700   Oplink Communications, Inc.+                                   13,783
      400   Optical Communication Products, Inc.+                             836
        4   P-Com, Inc.+                                                        2
      200   PDF Solutions, Inc.+                                            2,430
    1,500   PLX Technology, Inc.+                                          10,815
    1,150   Park Electrochemical Corp.                                     24,380
      800   ParkerVision, Inc.+                                             3,160
    1,100   Parlex Corporation+                                             5,885
    3,600   Paxson Communications Corporation+                              4,860
    2,700   Pemstar Inc.+                                                   4,914
    1,500   Pericom Semiconductor Corporation+                             14,490
    1,600   Photon Dynamics, Inc.+                                         32,480
    3,200   Pinnacle Systems, Inc.+                                        13,344
    2,700   Pixelworks, Inc.+                                              27,027
      900   Planar Systems Inc.+                                           10,089
    2,600   Plantronics, Inc.                                             112,424
    2,300   Plexus Corporation+                                            25,392
      600   Powell Industries, Inc.+                                       10,110
    1,800   Power Integrations, Inc.+                                      36,774
    4,400   Powerwave Technologies, Inc.+                                  27,104
      900   Preformed Line Products Company                                27,162
   22,629   Proxim Corporation (Class A)+                                  18,103
    6,100   Quantum Corporation-DLT & Storage Systems+                     14,091
      200   QuickLogic Corporation+                                           484
    4,800   REMEC, Inc.+                                                   22,608
   10,835   RF Micro Devices, Inc.+                                        68,694
      900   RadiSys Corporation+                                           12,555
    6,400   Rambus Inc.+                                                  100,416
    1,600   Rayovac Corporation+                                           42,160
      800   Richardson Electronics, Ltd.                                    7,688
      100   Robotic Vision Systems, Inc.+                                     119
      900   Rofin-Sinar Technologies, Inc.+                                26,442
    1,000   Rudolph Technologies, Inc.+                                    16,740
    5,900   SAFLINK Corporation+                                           15,458
    2,300   SBS Technologies, Inc.+                                        28,060
      800   SCM Microsystems, Inc.+                                         2,192
    1,900   SIPEX Corporation+                                              9,975
    1,200   The Sagemark Companies Ltd.+                                    3,300
    6,318   ScanSoft, Inc.+                                                25,777
   26,700   Seagate Technology(d)                                         360,984
    1,100   Semitool, Inc.+                                                 8,349

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2004 (UNAUDITED)

   SHARES
     HELD   INDUSTRY++/ISSUE                                                VALUE
---------------------------------------------------------------------------------
    5,300   Semtech Corporation+                                     $    101,601
    1,300   Sigmatel Incorporated+                                         27,573
    1,200   Sigmatron International, Inc.+                                 12,900
    4,400   Silicon Image, Inc.+                                           55,616
    3,100   Silicon Laboratories Inc.+                                    102,579
    5,800   Silicon Storage Technology, Inc.+                              36,946
    1,800   Siliconix Incorporated+                                        64,494
      600   SimpleTech, Inc.+                                               2,196
    3,300   Sirenza Microdevices, Inc.+                                    13,992
    1,700   SiRF Technology Holdings, Inc.+                                24,191
    8,900   Skyworks Solutions, Inc.+                                      84,550
      100   SmartDisk Corporation+                                             19
    2,500   Somera Communications, Inc.+                                    3,500
    1,200   SpectraLink Corporation                                        11,400
    1,400   Standard Microsystems Corporation+                             24,514
    5,000   Stratex Networks, Inc.+                                        11,200
      200   Suntron Corp.+                                                    990
    4,320   Superconductor Technologies Inc.+                               4,709
      100   Supertex, Inc.+                                                 1,943
    2,076   SymmetriCom, Inc.+                                             19,639
    2,300   Synaptics Incorporated+                                        46,368
    1,100   TTM Technologies, Inc.+                                         9,779
    2,165   Taser International, Inc.(d)+                                  81,188
    1,900   Technitrol, Inc.+                                              37,050
   10,100   Tegal Corporation+                                             12,726
    3,700   Tekelec+                                                       61,716
    4,400   Terayon Communication Systems, Inc.+                            9,328
    1,500   Tessera Technologies Inc.+                                     33,150
    5,500   Therma-Wave Inc.+                                              18,700
   11,165   Thomas & Betts Corporation                                    299,445
    1,300   Three-Five Systems, Inc.+                                       3,562
      800   Tollgrade Communications, Inc.+                                 7,032
   10,000   Transmeta Corporation+                                         12,600
    3,600   TranSwitch Corporation+                                         4,536
    1,700   Tripath Technology Inc.+                                        2,890
    6,845   TriQuint Semiconductor, Inc.+                                  26,696
      100   Triton Network Systems, Inc.+                                       3
      200   Tvia, Inc.+                                                       296
    1,500   Tweeter Home Entertainment Group, Inc.+                         8,475
    1,500   Ultralife Batteries, Inc.+                                     15,255
    2,400   Ultratech Stepper, Inc.+                                       37,608
    1,800   United Industrial Corporation                                  59,202
      600   Unitil Corporation                                             16,146
    1,800   Valence Technology, Inc.+                                       5,886
    2,050   Varian Inc.+                                                   77,634
    2,200   Varian Semiconductor Equipment Associates, Inc.+               67,980
      105   Vialta, Inc.+                                                      24
    1,400   ViaSat, Inc.+                                                  28,140
    1,800   Vicor Corporation                                              18,198
    1,300   Virage Logic Corporation+                                      16,029
    9,326   Vishay Intertechnology, Inc.+                                 120,305
   12,600   Vitesse Semiconductor Corporation+                             34,398
       66   Vyyo Inc.+                                                        372
    3,600   WJ Communications, Inc.+                                        8,784
   13,000   Western Digital Corporation+                                  114,270
    5,900   Western Wireless Corporation (Class A)+                       151,689
       75   YDI Wireless, Inc.+                                               186
    4,117   Zebra Technologies Corporation (Class A)+                     251,178
    4,352   Zhone Technologies, Inc.+                                      13,100
    3,361   Zoran Corporation+                                             52,835
                                                                     ------------
                                                                       10,836,091
                                                                     ------------
   ENERGY & RAW MATERIALS - 2.9%
    3,600   AMIS Holdings, Inc.+                                           48,672
    1,000   APCO Argentina Inc.                                            33,240
    1,500   Alliance Resource Partners, L.P.                               83,505
    8,900   Altair Nanotechnologies, Inc.+                                 13,439
    3,700   Arch Coal, Inc.                                               131,313
    1,400   Atwood Oceanics, Inc.+                                         66,556
      100   Barnwell Industries, Inc.                                       4,650
    2,400   Brigham Exploration Company+                                   22,560
    1,200   Buckeye Partners, LP                                           52,812
      900   CARBO Ceramics Inc.                                            64,926
    2,480   Cabot Oil & Gas Corporation (Class A)                         111,352
    5,600   Canyon Resources Corporation+                                  21,280
    2,481   Cimarex Energy Co.+                                            86,686
    1,700   Compass Minerals International, Inc.                           37,740
    3,100   Cooper Cameron Corporation+                                   170,004
    1,500   Dawson Geophysical Company+                                    31,395
    3,200   Denbury Resources Inc.+                                        81,280
      700   Diodes Incorporated+                                           18,032
      700   Dril-Quip, Inc.+                                               15,610
    8,820   ENSCO International Incorporated                              288,149
    4,203   Emex Corporation+                                                  42
   11,905   Enterprise Products Partners LP(d)                            275,958
    1,000   The Exploration Company of Delaware+                            4,510
    3,100   FMC Technologies, Inc.+                                       103,540
    2,600   Forest Oil Corporation+                                        78,312
      500   Friede Goldman Halter, Inc.+                                        -
    5,800   Grant Prideco, Inc.+                                          118,842
   10,800   Grey Wolf, Inc.+                                               52,812
    2,849   Hanover Compressor Company+                                    38,319
    2,700   Headwaters Incorporated+                                       83,322
    2,700   Helmerich & Payne, Inc.                                        77,463
    4,800   Horizon Offshore, Inc.+                                         3,360
    1,800   Hydril Company                                                 77,310
    1,900   Inergy, LP                                                     51,946
    3,000   Joy Global Inc.                                               103,140
      900   Kestrel Energy, Inc.+                                             540
    7,800   Key Energy Services, Inc.+                                     86,190
    1,500   Kirby Corporation+                                             60,225
    2,600   Liquidmetal Technologies(d)+                                    4,940
      300   Lufkin Industries, Inc.                                        11,166
       14   Lynx Therapeutics, Inc.+                                           34
      600   MAXXAM Inc.+                                                   17,010
    4,700   Massey Energy Company                                         135,971
    5,700   McDermott International, Inc.+                                 67,260
    3,000   NL Industries, Inc.                                            54,930
      200   Natural Resource Parnters L.P.                                  8,030
    5,000   Newpark Resources, Inc.+                                       30,000
    3,400   Noble Energy, Inc.                                            198,016
    2,200   Offshore Logistics, Inc.+                                      75,724

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2004 (UNAUDITED)

   SHARES
     HELD   INDUSTRY++/ISSUE                                                VALUE
---------------------------------------------------------------------------------
    1,400   Oil States International, Inc.+                          $     26,180
    9,600   Parker Drilling Company+                                       35,232
    3,295   Peabody Energy Corporation                                    196,053
      800   Penn Virginia Corporation                                      31,672
    1,780   Petroleum Development Corporation+                             78,000
    2,800   Plains All American Pipeline, LP                              100,744
    5,700   Prolong International Corporation+                              1,311
    1,300   Quantum Fuel Systems Technologies Worldwide, Inc.+              7,085
      100   RGC Resources, Inc.                                             2,358
    5,000   Range Resources Corporation                                    87,450
   16,600   Reliant Resources, Inc.+                                      154,878
    1,100   SEACOR SMIT Inc.+                                              51,425
    5,600   Smith International, Inc.+                                    340,088
    3,000   Southwestern Energy Company+                                  125,970
    1,900   Swift Energy Company+                                          45,524
    1,100   TC Pipelines, LP                                               40,623
    4,600   Texas Genco Holdings, Inc.                                    214,590
    3,355   Tidewater Inc.                                                109,205
    5,700   Trico Marine Services, Inc.(d)+                                   855
    4,000   USEC Inc.                                                      41,480
    2,400   Unit Corporation+                                              84,192
    2,900   W-H Energy Services, Inc.+                                     60,175
    7,100   Weatherford International Ltd.+                               362,242
    3,800   Western Gas Resources, Inc.                                   108,642
      500   Westmoreland Coal Company+                                     12,800
      600   World Fuel Services Corporation                                21,480
    1,300   Xanser Corporation+                                             3,185
                                                                     ------------
                                                                        5,545,552
                                                                     ------------
   ENERGY & UTILITIES - 3.0%
    3,800   AGL Resources Inc.                                            116,926
    1,897   ALLETE, Inc.                                                   61,642
    1,100   ATG Inc.+                                                          11
    3,500   Active Power, Inc.+                                             9,625
    6,200   Alliant Energy Corporation                                    154,256
      950   American States Water Company                                  23,655
    4,613   Aqua America Inc.                                             101,993
    7,810   Aquila, Inc.+                                                  24,367
      150   Artesian Resources Corporation (Class A)                        4,077
    4,100   Atmos Energy Corporation                                      103,279
    2,900   Avista Corporation                                             52,490
      200   BIW Limited                                                     3,748
    7,730   Beacon Power Corporation+                                       4,097
    1,800   Black Hills Corporation                                        50,004
      900   CH Energy Group, Inc.                                          41,220
      900   California Water Service Group                                 26,433
      800   Cascade Natural Gas Corporation                                16,984
    2,766   Catalytica Energy Systems, Inc.+                                5,836
    1,700   Central Vermont Public Service Corporation                     34,187
    1,400   Chesapeake Utilities Corporation                               35,140
    2,800   Cleco Corporation                                              48,272
      400   Connecticut Water Service, Inc.                                10,576
    8,435   DPL Inc.                                                      173,592
      100   Delta Natural Gas Company, Inc.                                 2,698
    4,100   Duquesne Light Holdings Inc.                                   73,636
    3,900   El Paso Electric Company+                                      62,673
    2,700   Empire District Electric Company                               55,485
    2,400   Energen Corporation                                           123,720
    7,800   Energy East Corporation                                       196,404
      200   Energy West Incorporated+                                       1,220
      450   EnergySouth, Inc.                                              12,262
    3,790   Equitable Resources, Inc.                                     205,835
      133   Florida Public Utilities Company                                2,281
    5,100   Great Plains Energy Incorporated                              148,665
    1,000   Green Mountain Power Corporation                               26,050
    4,720   Hawaiian Electric Industries, Inc.                            125,269
    2,100   IDAcorp Inc.                                                   61,026
    2,000   The Laclede Group, Inc.                                        58,460
    5,750   MDU Resources Group                                           151,398
      300   MGE Energy, Inc.                                                9,546
      466   Middlesex Water Company                                         8,351
    5,430   NRG Energy, Inc.+                                             146,284
    3,100   NSTAR                                                         152,210
    2,800   NUI Corporation+                                               37,352
    4,650   National Fuel Gas Company                                     131,734
    2,140   New Jersey Resources Corporation                               88,596
    8,200   Northeast Utilities                                           158,998
    1,600   Northwest Natural Gas Company                                  50,768
    5,000   OGE Energy Corp.                                              126,150
    5,790   ONEOK, Inc.                                                   150,656
    1,200   Otter Tail Company                                             30,600
    3,400   PNM Resources Inc.                                             76,534
      133   Pennichuck Corporation                                          3,245
   10,273   Pepco Holdings, Inc.                                          204,433
      600   PetroCorp Incorporated (Escrow Shares)                              -
    2,300   Piedmont Natural Gas Company, Inc.                            101,062
    5,500   Puget Energy, Inc.                                            124,850
    4,700   Questar Corporation                                           215,354
    6,300   SCANA Corporation                                             235,242
    5,800   SEMCO Energy, Inc.+                                            31,842
      300   SJW Corp.                                                       9,906
    6,600   Sierra Pacific Resources+                                      59,070
      800   South Jersey Industries, Inc.                                  38,200
    4,542   Southern Union Company+                                        93,111
    1,600   Southwest Gas Corporation                                      38,320
    1,426   Southwest Water Company                                        17,469
      600   Streicher Mobile Fueling, Inc.+                                   930
    3,280   UGI Corporation                                               122,213
    1,400   UIL Holdings Corporation                                       68,866
    2,600   UniSource Energy Corporation                                   63,310
    3,400   Vectren Corporation                                            85,612
    2,940   Veritas DGC Inc.+                                              66,973
    2,200   WGL Holdings Inc.                                              62,172
    2,100   WPS Resources Corporation                                      94,479
    5,225   Westar Energy, Inc.                                           105,545
    7,380   Wisconsin Energy Corporation                                  235,422
                                                                     ------------
                                                                        5,654,897
                                                                     ------------
   ENVIRONMENTAL CONTROL - 0.0%
      600   Darling International Inc.+                                     2,586
                                                                     ------------

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MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2004 (UNAUDITED)

   SHARES
     HELD   INDUSTRY++/ISSUE                                                VALUE
---------------------------------------------------------------------------------
   FINANCE - 0.1%
      500   American Mortgage Acceptance Company                     $      8,225
      700   Bingham Financial Services Corporation (Escrow Shares)              -
    3,100   CRIIMI MAE, Inc.+                                              45,508
    3,300   The First Marblehead Corporation+                             153,120
      300   Frontline Capital Group+                                            -
                                                                     ------------
                                                                          206,853
                                                                     ------------
   FINANCIAL SERVICES - 0.4%
    2,900   Apollo Investment Corporation                                  41,035
   29,700   Genworth Financial, Inc. (Class A)                            692,010
      700   Greenhill & Co., Inc.                                          16,520
    5,400   NewAlliance Bancshares, Inc.                                   77,490
                                                                     ------------
                                                                          827,055
                                                                     ------------
   FOOD & AGRICULTURAL - 2.1%
    6,900   7-Eleven, Inc.+                                               137,862
      400   Alico, Inc.                                                    17,040
    1,200   American Italian Pasta Company (Class A)                       31,380
      300   The Andersons, Inc.                                             6,255
      600   Atlantic Premium Brands, Ltd.+                                    570
      500   Bridgford Foods Corporation+                                    4,150
    6,800   Bunge Limited                                                 271,864
      200   Cagle's Inc. (Class A)+                                         2,592
    1,802   Chiquita Brands International, Inc.+                           31,373
      400   Coca-Cola Bottling Co. Consolidated                            21,608
    2,200   Corn Products International, Inc.                             101,420
    1,200   Cuisine Solutions, Inc.+                                        2,400
      500   Dairy Mart Convenience Stores, Inc.+                                -
    8,761   Dean Foods Company+                                           263,005
   13,100   Del Monte Foods Company+                                      137,419
    2,300   Delta and Pine Land Company                                    61,525
    2,700   Eden Bioscience Corporation+                                    1,188
      400   Embrex, Inc.+                                                   5,408
      200   Farmer Brothers Co.                                             5,346
      100   Fisher Communications, Inc.+                                    4,800
    2,675   Flowers Foods, Inc.                                            69,149
      900   Fresh Brands, Inc.+                                             6,975
    4,500   Fresh Del Monte Produce Inc.                                  112,095
    1,100   Gehl Company+                                                  21,725
      200   Glacier Water Services, Inc.+                                   4,160
      600   Golden Enterprises, Inc.                                        1,650
      400   Green Mountain Coffee, Inc.+                                    8,408
    1,000   Griffin Land & Nurseries, Inc.+                                23,500
    2,200   Hain Celestial Group, Inc.+                                    38,896
    1,100   Hansen Natural Corporation+                                    26,334
    2,000   Harris & Harris Group, Inc.+                                   20,680
    4,100   Hines Horticulture, Inc.+                                      12,587
    7,890   Hormel Foods Corporation                                      211,294
       12   Imperial Sugar Company (New Shares)+                              167
    1,800   Ingles Markets, Incorporated (Class A)                         21,708
    2,165   Ionatron Inc.+                                                 17,212
      500   J & J Snack Foods Corp.+                                       21,440
    3,319   The J.M. Smucker Company                                      147,397
      600   John B. Sanfilippo & Son, Inc.+                                15,720
   17,480   Kraft Foods Inc. (Class A)                                    554,466
    1,700   Lance, Inc.                                                    27,455
      900   Lifeway Foods, Inc.(d)+                                         9,432
    1,000   M&F Worldwide Corp.+                                           13,010
    1,600   MGP Ingredients, Inc.                                          15,872
      700   Marsh Supermarkets, Inc. (Class B)                              7,840
      400   Maui Land & Pineapple Company, Inc.+                           12,660
      700   Monterey Pasta Company+                                         2,353
    1,520   Nash-Finch Company                                             47,804
      875   Neogen Corporation+                                            17,089
    1,300   The Pantry, Inc.+                                              32,721
      700   Peets Coffee & Tea Inc.+                                       16,373
    8,227   PepsiAmericas, Inc.                                           157,136
    3,800   Performance Food Group Company+                                90,060
    4,100   Pilgrim's Pride Corporation                                   111,028
    1,200   Provena Foods Inc.+                                               792
    1,732   Ralcorp Holdings, Inc.                                         62,525
      660   Rocky Mountain Chocolate Factory, Inc.                          8,250
    1,150   Sanderson Farms, Inc.                                          38,468
    1,900   The Scotts Company (Class A)+                                 121,885
      200   Seneca Foods Corporation (Class A)+                             3,650
    1,700   Smart & Final Inc.+                                            28,492
    7,100   Smithfield Foods, Inc.+                                       177,500
      800   Spartan Stores, Inc.+                                           3,208
    2,200   Spectrum Organic Products, Inc.+                                1,452
      700   Standard Commercial Corporation                                11,025
      400   Tasty Baking Company                                            3,200
      200   Tejon Ranch Co.+                                                7,530
    4,600   Terra Industries, Inc.+                                        39,836
    2,999   Tootsie Roll Industries, Inc.                                  87,631
   20,158   Tyson Foods, Inc. (Class A)                                   322,931
    3,200   United Natural Foods, Inc.+                                    85,120
    3,500   Wild Oats Markets, Inc.+                                       30,240
      800   Willamette Valley Vineyards, Inc.+                              1,760
      500   Zanett, Inc.+                                                   1,825
      100   Zapata Corporation                                              5,935
                                                                     ------------
                                                                        4,046,856
                                                                     ------------
   GOLD - 0.2%
    7,900   Glamis Gold Ltd.+                                             147,967
    2,200   Gold Reserve Inc.+                                             10,274
   13,100   Hanover Gold Company, Inc.+                                       917
    2,000   MK Resources Company+                                           5,500
    5,580   Meridian Gold Inc.+                                            93,298
    2,835   Royal Gold, Inc.                                               48,422
   12,700   U.S. Gold Corporation+                                          6,477
                                                                     ------------
                                                                          312,855
                                                                     ------------
   INSURANCE - 3.8%
    5,300   21st Century Insurance Group                                   70,755
    3,500   Alfa Corporation                                               48,860
      522   Alleghany Corporation+                                        142,454
    3,800   Allmerica Financial Corporation+                              102,144
    1,100   American Equity Investment Life Holding Company                10,439
    4,300   American Financial Group, Inc.                                128,527
      600   American Medical Security Group, Inc.+                         19,194

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2004 (UNAUDITED)

   SHARES
     HELD   INDUSTRY++/ISSUE                                                VALUE
---------------------------------------------------------------------------------
    1,700   American National Insurance Company                      $    164,543
    2,800   AmerUs Group Co.                                              114,800
    2,705   Arch Capital Group Ltd.+                                      105,333
    1,700   Argonaut Group, Inc.+                                          31,739
    4,800   Arthur J. Gallagher & Co.                                     159,024
    7,805   Assurant, Inc.                                                202,930
      700   Atlantic American Corporation+                                  2,149
      850   Baldwin & Lyons, Inc. (Class B)                                21,454
    5,085   Berkley (W.R.) Corporation                                    214,384
    3,280   Bristol West Holdings, Inc.                                    56,219
    3,400   Brown & Brown                                                 155,380
   14,829   CNA Financial Corporation+                                    356,044
      800   CNA Surety Corporation+                                         8,480
    1,100   Clark, Inc.+                                                   14,894
    1,900   The Commerce Group, Inc.                                       91,960
    8,100   Conseco, Inc.+                                                143,046
    3,000   Crawford & Company (Class B)                                   20,100
    1,900   Delphi Financial Group, Inc. (Class A)                         76,323
    1,566   Donegal Group Inc. (Class B)                                   30,098
      500   EMC Insurance Group, Inc.                                      10,505
    3,500   Erie Indemnity Company (Class A)                              178,570
      800   FBL Financial Group, Inc. (Class A)                            20,952
      400   FMS Financial Corporation                                       6,412
      600   FPIC Insurance Group, Inc.+                                    15,510
    9,942   Fidelity National Financial, Inc.                             378,790
    4,435   The First American Financial Corporation                      136,731
      400   First United Corporation                                        8,076
    4,800   Fremont General Corporation                                   111,120
    2,910   Great American Financial Resources, Inc.                       44,494
    3,700   HCC Insurance Holdings, Inc.                                  111,555
    1,800   Harleysville Group Inc.                                        37,188
    1,900   Hilb, Rogal and Hamilton Company                               68,818
    2,400   Horace Mann Educators Corporation                              42,192
      720   Independence Holding Company                                   12,722
    2,100   Infinity Property and Casualty Corporation                     62,013
      400   Kansas City Life Insurance Company                             16,624
    1,200   LandAmerica Financial Group, Inc.                              54,600
    1,200   The Liberty Corporation                                        47,688
      600   Markel Corporation+                                           185,040
      400   Meadowbrook Insurance Group, Inc.+                              1,948
      100   Merchants Group, Inc.                                           2,325
    2,900   Mercury General Corporation                                   153,381
      600   NYMAGIC, Inc.                                                  13,134
    1,000   National Medical Health Card Systems, Inc.+                    20,900
    3,300   Nationwide Financial Services, Inc. (Class A)                 115,863
      800   The Navigators Group, Inc.+                                    23,392
    3,700   Odyssey Re Holdings Corp.                                      82,066
    4,600   Ohio Casualty Corporation+                                     96,278
   10,650   Old Republic International Corporation                        266,570
      700   PICO Holdings, Inc.+                                           13,321
    4,195   PMA Capital Corporation (Class A)+                             31,672
    5,000   The PMI Group, Inc.                                           202,900
    1,000   Penn Treaty American Corporation+                               1,700
      750   Penn-America Group, Inc.                                       10,208
    1,300   Philadelphia Consolidated Holding Corp.+                       71,656
    5,600   The Phoenix Companies, Inc.                                    58,352
    1,800   Presidential Life Corporation                                  30,924
    2,300   ProAssurance Corporation+                                      80,546
    3,700   Protective Life Corporation                                   145,447
      900   RLI Corp.                                                      33,795
      200   RTW, Inc.+                                                      1,420
    5,044   Radian Group Inc.                                             233,184
    3,300   Reinsurance Group of America, Incorporated                    135,960
      400   SCPIE Holdings Inc.+                                            3,588
    2,300   Selective Insurance Group, Inc.                                85,560
    1,600   StanCorp Financial Group, Inc.                                113,920
    1,625   State Auto Financial Corporation                               47,044
    1,250   Sterling Financial Corporation                                 33,550
      900   Stewart Information Services Corporation                       35,460
    4,031   Transatlantic Holdings, Inc.                                  219,085
      900   Triad Guaranty Inc.+                                           49,932
    3,800   UICI                                                          124,412
    1,200   U.S.I. Holdings Corporation+                                   16,380
      300   Unico American Corporation+                                     1,875
      600   United Fire & Casualty Company                                 34,398
    2,200   United National Group, Ltd.+                                   31,944
    3,800   Unitrin, Inc.                                                 157,966
    3,200   Universal American Financial Corp.+                            41,376
    1,900   Vesta Insurance Group, Inc.                                     8,531
    4,500   WellChoice Inc.+                                              167,985
    1,700   Zenith National Insurance Corp.                                71,927
                                                                     ------------
                                                                        7,112,748
                                                                     ------------
   INTERNATIONAL OIL - 0.3%
    3,700   ATP Oil & Gas Corporation(d)+                                  45,066
   15,389   GlobalSantaFe Corporation                                     471,673
                                                                     ------------
                                                                          516,739
                                                                     ------------
   LIQUOR - 0.2%
      600   The Boston Beer Company, Inc. (Class A)+                       15,120
    1,875   Central European Distribution Corporation+                     41,887
    1,900   The Chalone Wine Group, Ltd.+                                  19,990
    5,440   Constellation Brands, Inc. (Class A)+                         207,046
    1,000   Genesee Corporation (Class B)                                   2,000
    2,300   National Beverage Corp.                                        18,584
      100   Pyramid Breweries Inc.                                            219
    1,300   The Robert Mondavi Corporation (Class A)+                      50,921
                                                                     ------------
                                                                          355,767
                                                                     ------------
   MACHINERY - 0.0%
      600   Global Power Equipment Group Inc.+                              4,446
                                                                     ------------
   MATERIALS & SERVICES - 0.0%
      200   Anchor Glass Container Corporation                              1,642
        3   Polymer Group, Inc. (Class B)+                                     33
                                                                     ------------
                                                                            1,675
                                                                     ------------
   MEDIA - 5.2%
    6,580   A.H. Belo Corporation (Class A)                               148,313
    2,200   AMC Entertainment Inc.+                                        42,108
    1,000   Acme Communications, Inc.+                                      5,950

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MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2004 (UNAUDITED)

   SHARES
     HELD   INDUSTRY++/ISSUE                                                VALUE
---------------------------------------------------------------------------------
    3,000   Adolor Corporation+                                      $     33,750
    1,100   Advanced Marketing Services, Inc.                              11,869
      500   America's Car-Mart, Inc.+                                      16,875
    1,400   Banta Corporation                                              55,650
      400   Beasley Broadcast Group, Inc. (Class A)+                        6,280
    3,900   Blockbuster Inc. (Class A)(d)                                  29,601
    8,600   CNET Networks, Inc.+                                           78,690
       50   CTN Media Group, Inc.+                                              -
   12,500   Cablevision Systems Corporation (Class A)+                    253,500
      600   Cadmus Communications Corporation                               8,820
   17,600   Charter Communications, Inc. (Class A)(d)+                     46,816
    6,500   Citadel Broadcasting Company+                                  83,330
      500   Consolidated Graphics, Inc.+                                   20,950
   36,975   Cox Communications, Inc. (Class A)+                         1,224,982
       29   Cross Media Marketing Corporation+                                  -
    4,600   Crown Media Holdings, Inc. (Class A)+                          38,410
    3,365   Cumulus Media Inc. (Class A)+                                  48,422
   86,245   The DIRECTV Group, Inc.+                                    1,517,050
      100   Daily Journal Corporation+                                      3,400
   10,240   The E.W. Scripps Company (Class A)                            489,267
   15,765   EchoStar Communications Corporation (Class A)+                490,607
    4,300   Emmis Communications Corporation (Class A)+                    77,658
    2,700   Entercom Communications Corp.+                                 88,182
    3,000   Entravision Communications Corporation (Class A)+              22,830
   25,550   Fox Entertainment Group, Inc. (Class A)+                      708,757
    4,980   Gartner Group, Inc. (Class A)+                                 58,216
    2,020   Gaylord Entertainment Company+                                 62,620
    1,000   Gray Television, Inc.                                          11,900
    4,580   Hollinger International Inc.                                   79,188
   43,372   IAC/InterActiveCorp                                           955,051
       80   iBEAM Broadcasting Corporation+                                     -
    1,400   Information Holdings Inc.+                                     38,122
    5,400   Insight Communications Company, Inc.+                          47,520
      200   Intraware, Inc.+                                                  234
    3,900   John Wiley & Sons, Inc. (Class A)                             124,605
    5,500   Journal Communications, Inc.                                   96,470
    1,300   Journal Register Co.+                                          24,570
    2,600   Lee Enterprises, Incorporated                                 120,484
   10,125   Liberty Media International, Inc.+                            337,790
      400   Lifeline Systems, Inc.+                                         9,768
    2,700   Lin TV Corp. (Class A)+                                        52,596
      100   Lynch Interactive Corporation+                                  3,450
    2,800   Martha Stewart Living Omnimedia, Inc. (Class A)(d)+            43,960
    2,900   The McClatchy Company (Class A)                               205,407
    1,300   Media General, Inc. (Class A)                                  72,735
    4,600   Mediacom Communications Corporation+                           30,038
   13,254   Metro-Goldwyn-Mayer Inc.                                      153,349
    1,400   Network Equipment Technologies, Inc.+                           9,254
    3,000   New Frontier Media, Inc.+                                      23,130
    2,500   Nexstar Broadcasting Group, Inc.+                              21,300
   15,834   PRIMEDIA Inc.+                                                 37,210
    1,700   Penton Media, Inc.+                                               272
      800   Playboy Enterprises, Inc.+                                      8,032
      600   Pulitzer Inc.                                                  29,640
    5,000   Radio One, Inc. (Class A)+                                     71,450
    3,300   Raindance Communications, Inc.+                                 5,181
    5,200   The Reader's Digest Association, Inc. (Class A)                75,868
    3,300   Regal Entertainment Group (Class A)                            63,030
    1,900   Regent Communications, Inc.+                                   10,754
      425   Saga Communications, Inc. (Class A)+                            7,204
    1,000   Salem Communications Corporation (Class A)+                    25,320
    2,610   Scholastic Corporation+                                        80,623
    5,200   Sinclair Broadcast Group, Inc. (Class A)                       37,960
    3,030   The Source Information Management Company+                     29,452
    4,000   Spanish Broadcasting System, Inc. (Class A)+                   39,360
      800   Thomas Nelson, Inc.                                            15,640
    6,865   TiVo Inc.+                                                     45,446
    3,300   Traffix, Inc.                                                  19,503
   22,800   USTMAN Technologies, Inc.+                                        456
    1,800   United Capital Corp.+                                          41,130
    9,900   UniverCell Holdings, Inc.+                                         14
    2,400   Valassis Communications, Inc.+                                 70,992
    2,200   ValueVision International, Inc. (Class A)+                     29,458
      525   The Washington Post Company (Class B)                         483,000
    6,200   Westwood One, Inc.+                                           122,574
   11,175   XM Satellite Radio Holdings Inc. (Class A)+                   346,649
    2,400   Young Broadcasting Inc. (Class A)+                             26,088
                                                                     ------------
                                                                        9,856,130
                                                                     ------------
   MISCELLANEOUS -0.1%
      600   Chemed Corporation                                             33,444
    2,300   Coinstar, Inc.+                                                53,590
      400   Ennis Business Forms, Inc.                                      8,568
    1,400   Gerber Scientific, Inc.+                                        9,226
      200   Kaiser Ventures LLC (Series A)+                                     -
                                                                     ------------
                                                                          104,828
                                                                     ------------
   MISCELLANEOUS FINANCE - 9.3%
    1,000   1st Source Corporation                                         25,640
    1,240   ACE Cash Express, Inc.+                                        32,290
    4,950   A.G. Edwards, Inc.                                            171,369
    1,500   AMCORE Financial, Inc.                                         42,570
      300   ASB Financial Corp.                                             6,390
    1,700   Accredited Home Lenders Holding Company+                       65,484
    1,700   Advanta Corp.                                                  38,760
    1,700   Affiliated Managers Group, Inc.+                               91,018
    1,400   Agree Realty Corporation                                       39,760
    5,500   Alliance Capital Management Holding LP                        195,250
    7,970   Allied Capital Corporation(d)                                 194,388
      900   AmerAlia, Inc.+                                                   522
    5,100   American Capital Strategies, Ltd.                             159,834
    8,300   American Financial Realty Trust                               117,113
    2,344   American Home Mortgage Investment Corp.                        65,515
    8,150   AmeriCredit Corp.+                                            170,172
   26,780   Ameritrade Holding Corporation+                               321,628
      100   Ampal-American Israel Corporation (Class A)+                      345
    1,600   Anchor Bancorp, Inc.                                           41,440
    4,500   Astoria Financial Corporation                                 159,705
      300   Atlantic Realty Trust                                           5,157
      400   Atlantis Plastics, Inc.+                                        6,008
      300   BNP Residential Properties, Inc.                                4,104

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MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2004 (UNAUDITED)

   SHARES
     HELD   INDUSTRY++/ISSUE                                                VALUE
---------------------------------------------------------------------------------
    3,101   BOK Financial Corporation+                               $    138,336
    2,100   BP Prudhoe Bay Royalty Trust                                   82,950
    2,735   BankUnited Financial Corporation (Class A)+                    79,725
      600   Banner Corporation                                             17,640
    2,800   Bay View Capital Corporation                                   46,088
       69   Berkshire Hathaway Inc. (Class A)+                          5,978,850
       69   Berkshire Hathaway Inc. (Class B)+                            198,099
    1,100   BlackRock, Inc.                                                80,839
    1,300   Boca Resorts, Inc. (Class A)+                                  24,141
   13,260   CIT Group Inc.                                                495,791
    2,350   CVB Financial Corp.                                            52,217
      300   Capital Corp of the West                                       12,900
    6,100   Capitalsource Inc.+                                           136,274
      412   Cascade Financial Corporation                                   6,880
    1,700   Cash America International, Inc.                               41,582
    3,022   Cathay Bancorp, Inc.                                          112,388
    1,100   Cedar Shopping Centers Inc.                                    15,345
    2,476   Central Pacific Financial Corp.                                68,139
    3,000   Cenveo Inc.+                                                   10,500
    1,700   Ceres Group, Inc.+                                              9,265
      500   Charter Financial Corporation                                  16,965
    2,700   Charter Municipal Mortgage Acceptance Company                  59,373
    2,260   Chicago Mercantile Exchange                                   364,538
    1,039   Citizens, Inc.(d)+                                              6,203
      572   Coastal Financial Corporation                                   8,042
    4,122   Commercial Capital Bancorp, Inc.                               93,528
    2,500   Commercial Federal Corporation                                 67,450
    1,900   CompuCredit Corporation+                                       35,378
    2,000   Corrections Corporation of America+                            70,720
    1,600   Cotton States Life Insurance Company                           31,520
    1,156   Cross Timbers Royalty Trust                                    38,356
      700   Danielson Holding Corporation+                                  4,263
    3,700   Dime Community Bancshares                                      62,160
    1,200   Downey Financial Corp.                                         65,952
      629   ESB Financial Corporation                                       8,617
      300   Eastern Virginia Bankshares, Inc.                               6,903
    3,900   Eaton Vance Corp.                                             157,521
    1,300   Encore Capital Group, Inc.+                                    24,505
    2,500   ePlus inc.+                                                    26,153
    1,900   eSPEED, Inc. (Class A)+                                        18,677
      900   The FINOVA Group Inc.+                                             99
    4,000   Falcon Financial Investment Trust                              32,360
      900   Fidelity Bankshares, Inc                                       33,471
    1,100   Financial Federal Corporation+                                 41,228
      600   Financial Industries Corporation+                               5,100
    2,400   First Albany Companies Inc.                                    21,936
    1,000   First Community Bancorp                                        41,000
      400   First Defiance Financial Corp.                                 10,404
      800   First Financial Corporation                                    25,136
    1,400   First Financial Holdings, Inc.                                 43,764
      500   First Indiana Corporation                                      10,050
      615   First Place Financial Corp.                                    12,300
    6,356   First Union Real Estate Equity & Mortgage Investments          19,767
      800   FirstFed Financial Corp.+                                      39,104
    3,700   Flagstar Bancorp, Inc.                                         78,736
      750   Flushing Financial Corporation                                 14,257
    8,310   Friedman, Billings, Ramsey Group, Inc. (Class A)              158,721
      400   Gabelli Asset Management Inc. (Class A)                        17,140
    1,555   Giant Industries, Inc.+                                        37,787
      537   Glacier Bancorp, Inc.                                          15,659
      710   Greater Delaware Valley Savings Bank                           21,797
    7,950   GreenPoint Financial Corp.                                    367,767
      900   HMN Financial, Inc.                                            24,966
      400   Heritage Financial Corporation                                  8,240
    1,500   Hudson River Bancorp, Inc.                                     28,470
    3,400   Hugoton Royalty Trust                                          95,370
      300   Humphrey Hospitality Trust, Inc.                                1,173
      800   IBERIABANK Corporation                                         46,176
      200   ITLA Capital Corporation+                                       9,240
    5,168   Independence Community Bank Corp.                             201,810
      242   Independence Federal Savings Bank+                              4,114
    1,142   Independent Bank Corporation (Michigan)                        30,834
    4,000   IndyMac Bancorp, Inc.                                         144,800
      800   Innsuites Hospitality Trust+                                    1,248
   16,200   Instinet Group Incorporated+                                   81,486
    2,665   International Bancshares Corporation                           97,939
    3,000   Investment Technology Group, Inc.+                             45,900
    4,300   Investors Financial Services                                  194,059
    1,400   iPayment Holdings, Inc.+                                       56,224
    3,300   Jefferies Group, Inc.                                         113,751
    1,700   KFx Inc.+                                                      13,107
    1,790   KNBT Bancorp Inc.                                              30,144
    6,900   Knight Trading Group, Inc. (Class A)+                          63,687
    8,600   La Quinta Corporation+                                         67,080
    1,800   LabOne, Inc.+                                                  52,614
    3,300   LaBranche & Co. Inc.+                                          27,885
    1,707   Ladenburg Thalmann Financial Services Inc.+                       853
    6,113   Legg Mason, Inc.                                              325,613
    3,893   Leucadia National Corporation                                 220,538
    6,000   Liberty Self-Stor, Inc.+                                        3,300
    1,000   Lincoln Bancorp                                                19,000
    1,000   Lipid Sciences, Inc.+                                           5,010
    2,527   MAF Bancorp, Inc.                                             108,990
    1,450   MB Financial, Inc.                                             57,478
    3,795   MCG Capital Corporation                                        65,881
      300   Maxus Realty Trust, Inc.                                        4,035
      600   McGrath Rentcorp                                               21,930
    4,000   Medallion Financial Corp.                                      36,200
    3,500   Metris Companies Inc.+                                         34,230
      500   MicroFinancial Incorporated+                                    1,895
      105   Mid Penn Bancorp, Inc.                                          2,888
      300   The Midland Company                                             8,205
      400   Monmouth Capital Corporation                                    2,560
    2,200   Monmouth Real Estate Investment Corporation (Class A)          18,260
      400   NASB Financial Inc.                                            15,104
    1,490   Nastech Pharmaceutical Company(d)+                             21,292
    2,000   National Financial Partners Corporation                        71,560
      120   The National Security Group, Inc.                               2,760
      200   National Western Life Insurance Company (Class A)+             32,580
    2,400   Nelnet, Inc. (Class A)+                                        53,712
    2,545   New Century Financial Corporation+                            153,260
   15,464   New York Community Bancorp, Inc.                              317,631

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SEPTEMBER 30, 2004 (UNAUDITED)

   SHARES
     HELD   INDUSTRY++/ISSUE                                                VALUE
---------------------------------------------------------------------------------
      400   North American Scientific, Inc.+                         $      2,040
    1,800   Northwest Bancorp, Inc.                                        40,806
    5,800   Nuveen Investments (Class A)                                  171,680
    2,400   Ocwen Financial Corporation+                                   21,960
      200   One Liberty Properties, Inc.                                    3,610
      600   PAB Bankshares, Inc.                                            7,680
    2,125   PMC Commercial Trust                                           32,300
      293   PVF Capital Corp.                                               4,140
    2,710   Pacific Capital Bancorp                                        80,162
    2,308   Partners Trust Financial Group, Inc.                           23,912
      450   The Peoples Holding Company                                    14,648
      645   Piper Jaffray Companies, Inc.+                                 25,536
    1,800   Portfolio Recovery Associates, Inc.+                           52,902
    1,300   Prime Group Realty Trust+                                       7,410
    1,800   R & G Financial Corporation (Class B)                          69,570
    3,400   Raymond James Financial, Inc.                                  82,008
    1,000   Resource America, Inc. (Class A)                               23,590
      300   Roberts Realty Investors, Inc.+                                 2,415
    6,760   SEI Investments Company                                       227,677
    1,210   SWS Group, Inc.                                                19,457
      900   Sanders Morris Harris Group Inc.                               10,854
    1,903   Santander BanCorp                                              47,575
    2,285   Saxon Capital Inc.+                                            49,128
      200   Security Bank Corporation                                       7,000
    3,300   Siebert Financial Corp.+                                       10,659
    2,700   Sound Federal Bancorp, Inc.                                    39,474
      450   Sovereign Bancorp, Inc.                                         9,819
    3,000   Sports Resorts International, Inc.+                            11,010
    2,059   Sterling Financial Corporation+                                72,559
    1,032   The Student Loan Corporation                                  146,286
      100   TF Financial Corporation                                        2,825
      453   Tarragon Realty Investors Inc.+                                 5,894
    1,500   Transnational Financial Network+                                  870
    1,100   United Community Banks, Inc.                                   26,697
    1,000   United PanAm Financial Corp.+                                  18,005
   21,132   UnitedGlobalCom Inc. (Class A)+                               157,856
      500   Universal Health Realty Income Trust                           15,150
      100   Value Line, Inc.                                                3,700
    7,420   W Holding Company, Inc.                                       140,980
    2,560   WFS Financial Inc.+                                           119,168
    1,500   W.P. Carey & Co. LLC                                           44,790
      200   WVS Financial Corp.                                             3,560
    3,500   Waddell & Reed Financial, Inc. (Class A)                       77,000
    4,692   Washington Federal, Inc.                                      118,004
      151   Wayne Savings Bancshares, Inc.                                  2,443
    2,525   Waypoint Financial Corp.                                       69,614
    3,000   Webster Financial Corporation                                 148,170
      900   Wellsford Real Properties Inc.+                                13,635
      402   Wesco Financial Corporation                                   141,303
      512   White Mountains Insurance Group Inc.                          269,312
      200   Willis Lease Finance Corporation+                               1,539
    2,300   Willow Grove Bankcorp, Inc.                                    38,054
    2,300   World Acceptance Corporation+                                  53,475
      800   Wyndham International, Inc.+                                      656
                                                                     ------------
                                                                       17,612,467
                                                                     ------------
   MOTOR VEHICLES - 1.2%
    1,800   A.O. Smith Corporation                                         43,830
      800   A.S.V., Inc.+                                                  29,944
    5,690   Adesa, Inc.+                                                   93,487
      305   Aftermarket Technology Corp.+                                   3,837
    3,300   American Axle & Manufacturing Holdings, Inc.                   96,558
    1,700   Arctic Cat Inc.                                                44,115
    3,800   ArvinMeritor, Inc.                                             71,250
    3,200   BorgWarner, Inc.                                              138,528
    1,600   CSK Auto Corporation+                                          21,312
      700   Coachmen Industries, Inc.                                      11,046
    6,800   Collins & Aikman Corporation+                                  28,424
    4,900   Donaldson Company, Inc.                                       139,111
    3,300   Dura Automotive Systems, Inc.+                                 23,397
    3,300   Federal-Mogul Corporation+                                        594
    2,990   Fleetwood Enterprises, Inc.+                                   45,388
    5,145   Gentex Corporation                                            180,744
    1,000   Group 1 Automotive, Inc.+                                      27,280
    1,300   IMPCO Technologies, Inc.+                                       6,370
      600   Keystone Automotive Industries, Inc.+                          13,200
      200   The Lamson & Sessions Co.+                                      1,820
    3,945   Lear Corporation                                              214,805
      700   Lithia Motors, Inc.                                            14,882
      800   MarineMax, Inc.+                                               18,016
      900   Midas Group, Inc.+                                             14,580
    1,900   Modine Manufacturing Co.                                       57,209
    1,800   Monaco Coach Corporation                                       38,970
      850   Monro Muffler Brake, Inc.+                                     18,572
    2,020   Myers Industries, Inc.                                         22,119
    1,300   Noble International, Ltd.                                      23,751
    2,100   Oshkosh Truck Corporation                                     119,826
    2,700   Polaris Industries, Inc.                                      150,714
    1,700   Sonic Automotive, Inc.                                         34,085
    2,700   Spartan Motors, Inc.                                           37,908
    1,200   Standard Motor Products, Inc.                                  18,132
      945   Starcraft Corporation+                                          7,069
      900   Stoneridge, Inc.+                                              12,690
    1,510   Superior Industries International, Inc.                        45,225
    5,000   TRW Automotive Holdings Corp.+                                 94,250
    3,685   Thor Industries, Inc.                                          97,542
    2,700   Titan International, Inc.                                      25,920
    7,000   Tower Automotive, Inc.+                                        14,630
    2,000   United Auto Group, Inc.                                        50,180
    2,840   United Defense Industries, Inc.+                              113,572
    1,800   Winnebago Industries, Inc.                                     62,352
                                                                     ------------
                                                                        2,327,234
                                                                     ------------
   NON-DURABLES - 2.0%
    8,400   Acclaim Entertainment Inc.+                                       160
    1,100   Action Performance Companies, Inc.                             11,143
    7,825   Activision, Inc.+                                             108,533
    3,800   American Greetings Corporation (Class A)                       95,456
    5,665   Applebee's International, Inc.                                143,211
    1,100   BJ's Restaurants Inc.+                                         17,457
      430   Benihana Inc. (Class A)+                                        5,753

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2004 (UNAUDITED)

   SHARES
     HELD   INDUSTRY++/ISSUE                                                VALUE
---------------------------------------------------------------------------------
    2,000   Bob Evans Farms, Inc.                                    $     54,320
      210   Bowl America Incorporated (Class A)                             2,992
    3,700   The Boyds Collection, Ltd.+                                     8,806
    4,900   Brinker International, Inc.+                                  152,635
    2,600   Buca, Inc.+                                                    11,024
    2,700   CBRL Group, Inc.                                               97,416
    2,250   CEC Entertainment Inc.+                                        82,688
    2,300   CKE Restaurants, Inc.+                                         25,415
    2,200   California Pizza Kitchen, Inc.+                                48,070
    2,400   Centillium Communications, Inc.+                                5,712
    1,700   Championship Auto Racing Teams, Inc.+                              34
    2,800   Champps Entertainment, Inc.+                                   24,864
    2,700   Checkers Drive-In Restaurants, Inc.+                           31,725
    2,945   The Cheesecake Factory Incorporated+                          127,813
      200   Churchill Downs Incorporated                                    7,830
      700   Dave & Buster's, Inc.+                                         13,286
    2,700   Denny's Corp.+                                                  7,236
      500   Department 56, Inc.+                                            8,150
    7,200   Dover Motorsports, Inc.                                        30,888
    1,200   Drew Industries Incorporated+                                  43,020
    1,200   EMAK Worldwide, Inc.+                                          11,688
    1,600   Electronics Boutique Holdings Corp.+                           54,560
    1,500   Handleman Company                                              30,690
      410   Hanover Direct, Inc.+                                             553
    1,412   Hibbett Sporting Goods, Inc.+                                  28,932
    4,300   Hollywood Media Corp.+                                         14,577
      800   IHOP Corp.                                                     30,568
    3,000   International Speedway Corp. (Class A)                        149,700
    3,100   Isle of Capri Casinos, Inc.+                                   60,047
    2,513   JAKKS Pacific, Inc.+                                           57,799
    2,200   Jack in the Box Inc.+                                          69,806
      300   Kreisler Manufacturing Corporation+                             1,803
    4,400   Krispy Kreme Doughnuts, Inc.(d)+                               55,704
    2,000   Lancaster Colony Corporation                                   84,330
    1,700   Landry's Restaurants, Inc.                                     46,393
      300   Lazare Kaplan International Inc.+                               2,310
    1,800   Leapfrog Enterprises, Inc.(d)+                                 36,450
    1,100   LodgeNet Entertainment Corporation+                            14,520
    2,200   Lone Star Steakhouse & Saloon, Inc.                            56,826
    1,100   Luby's Cafeterias Inc.+                                         7,260
    5,700   Marvel Enterprises, Inc.+                                      82,992
    4,100   Midway Games Inc.+                                             40,672
    1,600   Morgan's Foods, Inc.+                                             960
    1,400   Movado Group, Inc.                                             23,800
    2,505   O'Charley's Inc.+                                              40,832
      300   The Ohio Art Company                                            2,025
    4,300   Outback Steakhouse, Inc.                                      178,579
      900   PECO II, Inc.+                                                    612
    1,995   P.F. Chang's China Bistro, Inc.+                               96,738
    2,300   Panera Bread Company (Class A)(d)+                             86,342
    1,900   Papa John's International, Inc.+                               58,292
    3,200   Penn National Gaming, Inc.+                                   129,280
    2,900   RARE Hospitality International, Inc.+                          77,285
    1,670   RC2 Corporation+                                               54,943
      500   Radio Unica Communications Corp. (Escrow Shares)                    -
      800   Red Robin Gourmet Burgers+                                     34,936
    2,500   Regis Corporation                                             100,550
    3,600   Ruby Tuesday, Inc.                                            100,332
    1,300   Russ Berrie and Company, Inc.                                  26,195
    2,600   Ryan's Restaurant Group Inc.+                                  38,584
    3,400   Samsonite Corporation(d)+                                       3,230
   19,000   Service Corporation International+                            117,990
      400   Servotronics, Inc.+                                             1,440
    4,625   Sonic Corp.+                                                  118,539
    2,400   Sotheby's Holdings, Inc. (Class A)+                            37,728
      800   The Steak 'n Shake Company+                                    13,664
      510   Steinway Musical Instruments, Inc.+                            13,872
    3,900   Stewart Enterprises, Inc. (Class A)+                           27,105
    6,800   TAM Restaurants, Inc.+                                             68
    2,900   THQ Inc.+                                                      56,434
    2,700   Take-Two Interactive Software, Inc.+                           88,695
    2,400   The Topps Company, Inc.                                        23,472
    2,400   Trans World Entertainment Corporation+                         23,448
    3,700   Triarc Companies, Inc. (Class B)                               42,439
    4,655   Tupperware Corporation                                         79,042
    2,300   World Wrestling Federation Entertainment, Inc.                 28,106
    3,090   Youbet.com, Inc.+                                               8,528
                                                                     ------------
                                                                        3,837,902
                                                                     ------------
   NON-FERROUS METALS - 0.5%
      800   A.M. Castle & Company+                                          8,120
      800   Brush Engineered Materials Inc.+                               16,568
    2,300   Century Aluminum Company+                                      63,779
   17,500   Coeur d'Alene Mines Corporation+                               82,950
    1,700   Commercial Metals Company                                      67,524
    2,500   Commonwealth Industries, Inc.+                                 23,350
    1,327   Encore Wire Corporation+                                       17,569
   10,500   Hecla Mining Company+                                          78,120
      800   IMCO Recycling Inc.+                                            9,120
   10,800   Kaiser Aluminum Corporation+                                      378
    1,300   Minerals Technologies, Inc.                                    76,518
    2,600   Mueller Industries, Inc.                                      111,670
      900   RTI International Metals, Inc.+                                17,433
    1,300   Reliance Steel & Aluminum Co.                                  51,610
    4,900   Southern Peru Limited                                         253,134
    4,384   Stillwater Mining Company+                                     67,952
    1,150   Titanium Metals Corporation+                                   26,979
      900   Wolverine Tube, Inc.+                                          10,395
                                                                     ------------
                                                                          983,169
                                                                     ------------
   OIL REFINERIES - 0.0%
      100   Crosstex Energy, Inc.                                           4,110
                                                                     ------------
   OPTICAL PHOTO & EQUIPMENT - 0.2%
      700   August Technology Corp.+                                        4,809
    1,100   BMC Industries, Inc.+                                               1
    2,100   CPI Corp.                                                      27,825
    1,100   CyberOptics Corporation+                                       16,984
    2,095   Drexler Technology Corporation(d)+                             19,190
    1,900   Imation Corp.                                                  67,621

26

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2004 (UNAUDITED)

   SHARES
     HELD   INDUSTRY++/ISSUE                                                VALUE
---------------------------------------------------------------------------------
    9,430   Ingram Micro Inc. (Class A)+                             $    151,823
    7,200   Lexar Media, Inc.+                                             60,408
      200   Meade Instruments Corp.+                                          622
      300   Panavision Inc.+                                                1,800
    3,100   Photronics, Inc.+                                              51,522
      100   StockerYale, Inc.+                                                117
    1,600   Zomax Incorporated+                                             5,136
      700   Zygo Corporation+                                               7,091
                                                                     ------------
                                                                          414,949
                                                                     ------------
   OTHER ENERGY - 0.0%
    2,200   Todco+                                                         38,170
                                                                     ------------
   PAPER & FOREST PRODUCTS - 0.6%
      200   Badger Paper Mills, Inc.+                                         744
    3,800   Bowater Incorporated                                          145,122
      200   Buckeye Technologies Inc.+                                      2,230
      700   CSS Industries, Inc.                                           21,658
    1,700   Caraustar Industries, Inc.+                                    28,509
      600   Chesapeake Corporation                                         14,412
      700   Deltic Timber Corporation                                      27,853
      100   EarthShell Corporation+                                           200
      480   Kadant Inc.+                                                    8,813
    2,900   Longview Fibre Company                                         44,225
    2,400   P.H. Glatfelter Company                                        29,736
    5,100   Packaging Corp. of America                                    124,797
      900   Pope & Talbot, Inc.                                            15,840
    2,100   Potlatch Corporation                                           98,301
    2,914   Rayonier Inc.                                                 131,829
      900   Rock-Tenn Company (Class A)                                    14,166
   15,380   Smurfit-Stone Container Corporation+                          297,911
    1,400   Universal Forest Products, Inc.                                47,880
    3,100   Wausau - Mosinee Paper Corporation                             51,615
                                                                     ------------
                                                                        1,105,841
                                                                     ------------
   PRODUCER GOODS - 3.5%
    5,023   AGCO Corporation+                                             113,620
    4,500   AMETEK, Inc.                                                  136,440
      500   Aaon, Inc.+                                                     8,700
    1,800   Actuant Corporation (Class A)+                                 74,178
    4,500   Aeroflex Incorporated+                                         47,565
      600   Alamo Group Inc.                                               11,226
    1,700   Albany International Corp. (Class A)                           50,677
      115   Allied Motion Technologies, Inc.                                  644
    1,200   Applied Industrial Technologies, Inc.                          42,888
    1,800   AptarGroup, Inc.                                               79,146
      200   Arotech Corporation+                                              310
    1,100   Astec Industries, Inc.+                                        21,032
    4,200   BE Aerospace, Inc.+                                            38,220
    1,300   Baldor Electric Company                                        30,758
    2,100   Barnes Group Inc.                                              57,687
      300   Blount International, Inc.+                                     3,930
    2,600   Blyth, Inc.                                                    80,340
    1,700   Briggs & Stratton Corporation                                 138,040
      600   CIRCOR International, Inc.                                     11,700
    1,500   CLARCOR Inc.                                                   71,505
    1,500   CUNO Incorporated+                                             86,625
    1,900   CYRO-CELL International, Inc.+                                  3,952
    4,100   Capstone Turbine Corporation+                                   6,273
      200   Catalyst Semiconductor, Inc.+                                   1,190
      100   Chicago Rivet & Machine Co.                                     2,618
    3,485   Cognex Corporation                                             91,307
    3,100   Columbus McKinnon Corporation+                                 28,024
    1,900   Comfort Systems USA, Inc.+                                     12,540
    1,800   Concord Camera Corp.+                                           3,348
      600   Culp, Inc.+                                                     4,410
    1,000   Curtiss-Wright Corporation                                     57,230
    2,100   DiamondCluster International, Inc. (Class A)+                  25,620
    7,600   Distributed Energy Systems Corp.+                              13,832
      400   DuraSwitch Industries, Inc.+                                      976
      800   Duratek, Inc.+                                                 14,232
      200   The Eastern Company                                             3,250
    1,900   FMC Corporation+                                               92,283
    1,600   The Fairchild Corporation (Class A)+                            6,368
    4,745   Fastenal Company                                              273,312
    4,220   Fedders Corporation                                            17,260
    4,000   Federal Signal Corporation                                     74,320
    3,865   Fisher Scientific International Inc.+                         225,445
    2,500   Flowserve Corporation+                                         60,450
    4,800   Foster Wheeler Ltd.+                                            2,232
      700   Franklin Electric Co., Inc.                                    27,720
    1,200   Gardner Denver Inc.+                                           33,084
      125   The Gorman-Rupp Company                                         2,545
    4,687   Graco Inc.                                                    157,014
    5,800   GrafTech International Ltd.+                                   80,910
    3,300   HNI Corporation                                               130,614
      200   Hardinge, Inc.                                                  2,080
    2,400   Harsco Corporation                                            107,760
      800   Hayes Lemmerz International, Inc.+                              8,128
    2,600   Helix Technology Corporation                                   35,347
    4,690   Herman Miller, Inc.                                           115,608
    1,700   Hexcel Corporation+                                            23,494
      700   Hi-Shear Technology Corporation+                                2,415
    3,000   Hubbell Incorporated (Class B)                                134,490
    3,800   Hughes Supply, Inc.                                           114,266
    2,950   IDEX Corporation                                              100,182
      100   Ibis Technology Corporation+                                      478
    1,400   Ionics, Inc.+                                                  37,800
    2,600   JLG Industries, Inc.                                           43,680
    4,500   Jacuzzi Brands, Inc.+                                          41,850
    1,650   Jarden Corp.+                                                  60,208
      100   Juno Lighting, Inc.                                             2,951
    2,500   Kaydon Corp.                                                   71,925
    2,000   Kennametal Inc.                                                90,300
    2,190   Kos Pharmaceuticals, Inc.+                                     77,986
      600   L.B. Foster Company (Class A)+                                  5,088
      700   Ladish Co., Inc.+                                               6,405
      600   Lawson Products, Inc.                                          24,582
    3,200   Lennox International Inc.                                      47,808
      782   Libbey, Inc.                                                   14,623

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2004 (UNAUDITED)

   SHARES
     HELD   INDUSTRY++/ISSUE                                                VALUE
---------------------------------------------------------------------------------
    2,295   Lincoln Electric Holdings, Inc.                          $     71,971
      700   Lindsay Manufacturing Co.                                      18,781
    1,700   Lone Star Technology+                                          64,260
    2,600   MSC Industrial Direct Co., Inc. (Class A)                      88,608
    1,700   Magnetek, Inc.+                                                12,699
    1,600   The Manitowoc Co., Inc.                                        56,736
      900   Material Sciences Corporation+                                 12,141
    1,200   Matthews International Corporation (Class A)                   40,656
    2,500   Maverick Tube Corporation+                                     77,025
    2,300   Merix Corporation+                                             23,828
    5,060   Micrel, Inc.+                                                  52,675
      900   The Middleby Corporation                                       47,385
    3,000   Milacron Inc.+                                                  9,360
      200   Minuteman International, Inc.                                   2,750
      900   Modtech Holdings, Inc.+                                         6,786
    1,550   Moog Inc. (Class A)+                                           56,265
      300   NACCO Industries, Inc. (Class A)                               25,845
      800   NATCO Group Inc.+                                               6,920
    1,000   NN, Inc.                                                       11,450
    1,900   Nordson Corporation                                            65,227
    1,500   Oceaneering International, Inc.+                               55,260
      100   Paul Mueller Company                                            2,900
    5,850   Pentair, Inc.                                                 204,224
    6,407   Plug Power Inc.+                                               41,069
    1,600   Possis Medical, Inc.+                                          25,056
    3,525   Precision Castparts Corp.                                     211,676
    3,140   Presstek, Inc.+                                                30,364
    2,600   Raytech Corporation+                                            4,706
    2,505   Regal-Beloit Corporation                                       60,596
      800   Research Frontiers Incorporated+                                5,088
      900   Robbins & Myers, Inc.                                          19,800
      926   Ronson Corporation                                              1,815
    2,300   Roper Industries, Inc.                                        132,158
      470   SI International Inc.+                                         10,298
    4,448   SPX Corporation                                               157,459
    7,200   Safeguard Scientifics, Inc.+                                   13,464
    1,500   Sauer-Danfoss, Inc.                                            25,620
      500   Schuff Steel Company+                                             975
      500   Selas Corporation of America+                                     955
      500   Sequa Corporation (Class A)+                                   26,105
    3,000   The Shaw Group Inc.+                                           36,000
    1,300   Sonic Solutions+                                               21,216
      200   Spectrum Control, Inc.+                                         1,422
      700   Standex International Corporation                              17,150
    1,400   Steelcase Inc. (Class A)                                       19,600
    3,000   Stewart & Stevenson Services, Inc.                             53,010
    1,700   Sun Hydraulics Corporation                                     21,726
      600   SystemOne Technologies Inc.+                                       60
    1,365   TRM Corporation+                                               26,003
    1,500   Technology Research Corporation                                10,275
    1,600   Tecumseh Products Company (Class A)                            66,992
    2,200   Teleflex Incorporated                                          93,500
      500   Tennant Company                                                20,265
    2,500   Tenneco Automotive Inc.+                                       32,750
    2,404   Terex Corporation+                                            104,334
    2,500   ThermoGenesis Corp.+                                           11,850
    5,500   The Timken Company                                            135,410
    3,200   Trinity Industries, Inc.                                       99,744
      800   Triumph Group, Inc.+                                           27,064
      100   Twin Disc, Incorporated                                         2,490
    7,440   Valhi, Inc.                                                   111,823
    1,100   Valmont Industries, Inc.                                       22,957
      500   Watsco, Inc.                                                   15,015
    1,900   Watts Industries, Inc. (Class A)                               51,015
      500   Woodhead Industries, Inc.                                       6,900
      600   Woodward Governor Company                                      40,494
    1,000   X-Rite, Incorporated                                           14,570
    2,200   York International Corporation                                 69,498
                                                                     ------------
                                                                        6,641,133
                                                                     ------------
   RAILROADS & SHIPPING - 0.4%
    2,700   Alexander & Baldwin, Inc.                                      91,638
    4,600   Diamondhead Casino Corporation+                                 2,668
    1,800   Florida East Coast Industries, Inc.                            67,590
    2,700   GATX Corporation                                               71,982
    1,600   General Maritime Corporation+                                  55,728
    2,200   Genesee & Wyoming Inc. (Class A)+                              55,704
      700   The Greenbrier Companies, Inc.                                 16,800
      300   International Shipholding Corporation+                          4,275
    3,700   Kansas City Southern Industries, Inc.+                         56,129
    1,100   Martin Midstream Partners, LP                                  31,658
    5,300   OMI Corporation (New Shares)                                   84,906
    2,200   Overseas Shipholding Group, Inc.                              109,208
    1,300   RailAmerica, Inc.+                                             14,365
    1,800   SCS Transportation, Inc.+                                      34,092
      100   Seabulk International, Inc.+                                    1,035
    2,100   Wabtec Corporation                                             39,249
                                                                     ------------
                                                                          737,027
                                                                     ------------
   REAL PROPERTY - 7.1%
    4,800   AMB Property Corporation                                      177,696
    3,500   Acadia Realty Trust                                            51,625
    1,000   Affordable Residential Communities                             14,600
      200   Alexander's, Inc.+                                             39,820
    1,100   Alexandria Real Estate Equities, Inc.                          72,292
      400   American Land Lease, Inc.                                       7,760
    1,800   American Real Estate Partners, LP+                             38,016
      500   American Realty Investors, Inc.+                                4,305
    1,250   Amli Residential Properties Trust                              38,188
    7,300   Annaly Mortgage Management Inc.                               125,049
    2,300   Anthracite Capital, Inc.                                       25,576
    2,700   Anworth Mortgage Asset Corporation                             30,726
   11,925   Archstone-Smith Trust                                         377,307
    4,050   Arden Realty, Inc.                                            131,949
    1,200   Ashford Hospitality Trust                                      11,280
    4,400   Associated Estates Realty Corporation                          43,956
    4,445   Avalonbay Communities, Inc.                                   267,678
      600   Avatar Holdings Inc.+                                          25,470
    3,135   BRE Properties, Inc.                                          120,227
      300   BRT Realty Trust                                                6,489

28

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================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2004 (UNAUDITED)

   SHARES
     HELD   INDUSTRY++/ISSUE                                                VALUE
---------------------------------------------------------------------------------
    1,000   Bedford Property Investors, Inc.                         $     30,340
      400   Big 5 Sporting Goods Corporation+                               9,120
    6,520   Boston Properties, Inc.                                       361,143
    4,500   Boykin Lodging Company+                                        37,845
    2,720   Brandywine Realty Trust                                        77,466
    3,000   CB Richard Ellis Group, Inc.+                                  69,300
    2,200   CBL & Associates Properties, Inc.                             134,090
    1,600   CRT Properties Inc.                                            34,320
      400   California Coastal Communities, Inc.+                           7,700
    3,000   Camden Property Trust                                         138,600
    3,000   Capital Automotive                                             93,810
    5,800   Capital Title Group, Inc.                                      29,928
    2,500   Capstead Mortgage Corporation                                  31,125
    4,000   CarrAmerica Realty Corporation                                130,800
    6,378   Catellus Development Corporation                              169,081
    2,900   CenterPoint Properties Corporation                            126,382
    3,100   Chelsea Property Group, Inc.                                  208,010
    1,600   Colonial Properties Trust                                      64,352
    2,191   Commercial Net Lease Realty                                    39,920
    6,200   Cornerstone Realty Income Trust, Inc.                          60,512
    1,100   Corporate Office Properties Trust                              28,182
      700   Correctional Properties Trust                                  19,110
    2,300   Cousins Properties, Inc.                                       78,913
    7,600   Crescent Real Estate Equities Company                         119,624
    6,383   Developers Diversified Realty Corporation                     249,894
    8,875   Duke Realty Corporation                                       294,650
    1,200   EastGroup Properties, Inc.                                     39,840
    1,800   Entertainment Properties Trust                                 68,040
    5,300   Equity Inns Inc.                                               52,364
    2,955   Equity One, Inc.                                               57,977
    1,400   Essex Property Trust, Inc.                                    100,590
    3,240   Federal Realty Investment Trust                               142,560
    3,500   FelCor Lodging Trust Inc.+                                     39,585
    1,127   First Acceptance Corporation+                                   8,058
    3,000   First Industrial Realty Trust, Inc.                           110,700
    2,600   Forest City Enterprises, Inc. (Class A)                       143,260
    1,685   Gables Residential Trust                                       57,543
   13,300   General Growth Properties, Inc.                               412,300
      900   Getty Realty Corporation                                       23,598
    1,100   Glenborough Realty Trust Incorporated                          22,847
    1,900   Global Signal Inc.                                             43,510
    2,700   Glimcher Realty Trust                                          65,610
    3,600   Government Properties Trust, Inc.                              34,200
      322   Grubb & Ellis Company+                                          1,159
   11,000   HRPT Properties Trust                                         120,890
    8,200   Health Care Property Investors, Inc.                          213,200
    3,400   Health Care REIT, Inc.                                        119,680
    2,600   Healthcare Realty Trust, Inc.                                 101,504
      100   Heartland Partners LP (Class A)                                   463
    2,000   Heritage Property Investment Trust                             58,340
    2,100   Highland Hospitality Corporation                               23,940
    3,950   Highwoods Properties, Inc.                                     97,210
    2,000   Home Properties of New York, Inc.                              79,120
    7,100   HomeStore.com, Inc.+                                           16,401
    3,805   Hospitality Properties Trust                                  161,674
   18,100   Host Marriott Corporation                                     253,943
    3,800   Impac Mortgage Holdings, Inc.                                  99,940
    4,700   Innkeepers USA Trust                                           58,468
    2,400   Investors Real Estate Trust                                    24,024
    6,700   iStar Financial Inc.                                          276,241
    1,900   Jones Lang Lasalle Inc.+                                       62,719
    1,400   Kilroy Realty Corporation                                      53,242
    6,950   Kimco Realty Corporation                                      356,535
    1,400   Kramont Realty Trust                                           26,040
    1,445   LNR Property Corp.                                             89,460
      900   LTC Properties                                                 16,101
    1,700   LaSalle Hotel Properties                                       46,920
    1,700   Lexington Corporate Properties Trust                           36,907
    4,760   Liberty Property Trust                                        189,638
      570   Luminent Mortgage Capital, Inc.                                 7,228
    4,500   MFA Mortgage Investments, Inc.                                 41,445
    3,100   Macerich Company                                              165,199
    3,500   Mack-Cali Realty Corporation                                  155,050
    1,600   Maguire Properties, Inc.                                       38,896
    1,600   Manufactured Home Communities, Inc.                            53,184
    4,700   MeriStar Hospitality Corporation+                              25,615
    1,200   Mid-America Apartment Communities, Inc.                        46,740
    3,300   Mills Corp.                                                   171,171
    1,600   National Health Investors, Inc.                                45,504
      600   National Health Realty, Inc.                                   11,430
    4,000   Nationwide Health Properties, Inc.                             83,000
    5,800   New Plan Excel Realty Trust                                   145,000
    2,605   Newcastle Investment Corporation                               79,973
    2,000   Novastar Financial, Inc.(d)                                    87,200
    2,800   OMEGA Healthcare Investors, Inc.                               30,128
      700   PS Business Parks, Inc.                                        27,895
    2,809   Pan Pacific Retail Properties, Inc.                           151,967
    1,200   Parkway Properties, Inc.                                       55,740
    2,299   Pennsylvania Real Estate Investment Trust                      88,879
    2,400   Post Properties, Inc.                                          71,760
    2,600   Prentiss Properties Trust                                      93,600
      425   Price Legacy Corporation                                        8,054
    8,005   Public Storage, Inc.                                          396,648
    1,500   RAIT Investment Trust                                          41,025
    1,900   Ramco-Gershenson Properties Trust                              51,452
    1,000   Reading International, Inc. (Class A)+                          8,000
    1,800   Realty Income Corporation                                      81,054
    4,970   Reckson Associates Realty Corporation                         142,888
    1,500   Redwood Trust, Inc.                                            93,630
    3,700   Regency Centers Corporation                                   172,013
    6,400   The Rouse Company                                             428,032
    2,400   SL Green Realty Corp.                                         124,344
      200   Santa Fe Financial Corporation+                                 2,200
      500   Saul Centers, Inc.                                             16,440
    3,200   Senior Housing Properties Trust                                57,024
    2,900   Shurgard Storage Centers, Inc. (Class A)                      112,520
      800   Sizeler Property Investors, Inc.                                7,440
    1,500   Sovran Self Storage, Inc.                                      58,770
    4,700   The St. Joe Company                                           224,519
      200   Stratus Properties Inc.+                                        2,650

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2004 (UNAUDITED)

   SHARES
     HELD   INDUSTRY++/ISSUE                                                VALUE
---------------------------------------------------------------------------------
    1,500   Summit Properties Inc.                                   $     40,575
    1,000   Sun Communities, Inc.                                          39,190
    1,795   Sunset Financial Resources, Inc.                               19,153
    1,400   Tanger Factory Outlet Centers, Inc.                            62,692
    3,000   Taubman Centers, Inc.                                          77,490
    4,855   Thornburg Mortgage, Inc.                                      140,844
    1,000   Town & Country Trust                                           25,450
    1,000   Trammell Crow Company+                                         15,720
      100   Transcontinental Realty Investors, Inc.+                        1,372
    7,900   Trizec Properties, Inc.                                       126,163
    2,900   U.S. Restaurant Properties, Inc.                               48,981
    7,465   United Dominion Realty Trust, Inc.                            148,031
    1,300   Urstadt Biddle Properties                                      18,915
    5,200   Ventas, Inc.                                                  134,784
    7,305   Vornado Realty Trust                                          457,877
    1,800   Washington Real Estate Investment Trust                        54,540
    5,375   Weingarten Realty Investors, Inc.                             177,429
    1,300   Winston Hotels, Inc.                                           13,910
                                                                     ------------
                                                                       13,568,990
                                                                     ------------
   RETAIL - 4.4%
    2,866   99 Cents Only Stores+                                          40,783
    1,770   1-800-FLOWERS.COM, Inc.+                                       14,691
    1,100   A.C. Moore Arts & Crafts, Inc.+                                27,203
    2,175   Aaron Rents, Inc.                                              47,328
    5,500   Abercrombie & Fitch Co. (Class A)                             173,250
      600   Able Energy, Inc.+                                              1,050
    4,000   Advance Auto Parts, Inc.+                                     137,600
    2,500   Alloy, Inc.+                                                    9,475
   25,040   Amazon.com, Inc.+                                           1,023,134
    4,205   American Eagle Outfitters, Inc.                               154,954
    3,975   AnnTaylor Stores Corporation+                                  93,015
      200   Arden Group, Inc. (Class A)                                    17,000
      400   Asbury Automotive Group, Inc.+                                  5,400
    4,800   BJ's Wholesale Club, Inc.+                                    131,232
    3,500   Barnes & Noble, Inc.+                                         129,500
      500   Blue Nile, Inc.+                                               16,840
    2,100   The Bombay Company, Inc.+                                      15,393
    2,000   The Bon-Ton Stores, Inc.                                       24,380
    4,500   Borders Group, Inc.                                           111,600
    1,999   Brightpoint, Inc.+                                             34,383
    1,375   Brookstone, Inc.+                                              25,974
    2,500   Burlington Coat Factory Warehouse Corporation                  53,075
    6,000   CarMax, Inc.+                                                 129,300
    3,000   Casey's General Stores, Inc.                                   55,770
    3,900   Casual Male Retail Group, Inc.(d)+                             20,436
    1,300   The Cato Corporation (Class A)                                 28,925
    1,900   Central Garden & Pet Company+                                  58,178
    1,600   Charlotte Russe Holding Inc.+                                  18,368
    6,855   Charming Shoppes, Inc.+                                        48,808
    4,550   Chico's FAS, Inc.+                                            155,610
    1,605   The Children's Place Retail Stores, Inc.+                      38,376
    2,238   Christopher & Banks Corporation                                35,830
    5,000   Claire's Stores, Inc.                                         125,200
    1,387   Coldwater Creek Inc.+                                          28,947
    1,000   Cole National Corporation (Class A)+                           27,710
    1,900   Cost Plus, Inc.+                                               67,222
      100   Deb Shops, Inc.                                                 2,440
    6,605   Dollar Tree Stores, Inc.+                                     178,005
    1,853   The Dress Barn, Inc.+                                          32,335
    3,400   Drugstore.com, Inc.+                                           11,628
    2,100   EZCORP, Inc.+                                                  18,272
    1,200   The Finish Line, Inc.                                          37,104
      600   Finlay Enterprises, Inc.+                                      11,670
      200   Flanigan's Enterprises, Inc.                                    1,240
    9,000   Foot Locker, Inc.                                             213,300
    2,350   Fred's, Inc.                                                   42,206
    1,400   Friedman's Inc. (Class A)+                                      2,884
      100   Gadzooks, Inc.+                                                   175
    1,300   GameStop Corporation+                                          24,063
    1,400   Gander Mountain Company+                                       28,021
    1,300   Genesco Inc.+                                                  30,615
    2,000   Goody's Family Clothing, Inc.                                  16,840
    2,400   The Great Atlantic & Pacific Tea Company, Inc.+                14,640
    2,500   Greg Manning Auctions, Inc.+                                   27,975
    1,900   Guitar Center, Inc.+                                           82,270
    2,900   The Gymboree Corporation+                                      41,760
    2,700   Hancock Fabrics, Inc.                                          32,346
    2,850   Hot Topic, Inc.+                                               48,564
    3,800   Insight Enterprises, Inc.+                                     63,992
    1,365   Jo-Ann Stores, Inc.+                                           38,275
      900   Kirkland's, Inc.+                                               8,460
    5,580   Kmart Holding Corporation+                                    488,083
    2,700   Linens'n Things, Inc.+                                         62,559
    2,200   Longs Drug Stores Corporation                                  53,240
    2,200   The Men's Wearhouse, Inc.+                                     63,910
    3,900   Michael's Stores, Inc.                                        230,919
    3,395   Movie Gallery, Inc.                                            59,514
    2,500   Navarre Corporation+                                           36,225
    2,400   The Neiman Marcus Group, Inc. (Class A)                       138,000
    3,155   O'Reilly Automotive, Inc.+                                    120,805
    1,000   Overstock.com, Inc.+                                           36,730
    1,000   PC Connection, Inc.+                                            6,870
    3,200   PETCO Animal Supplies, Inc.+                                  104,512
    8,900   PETsMART, Inc.                                                252,671
    4,425   Pacific Sunwear of California, Inc.+                           93,146
      900   Party City Corporation+                                        13,293
    4,800   Pathmark Stores, Inc.+                                         23,280
    3,800   Payless ShoeSource, Inc.+                                      38,494
    3,400   The Pep Boys-Manny, Moe & Jack                                 47,600
    5,100   Pier 1 Imports, Inc.                                           92,208
      300   PriceSmart, Inc.+                                               2,229
      700   Provide Commerce+                                              14,623
      700   REX Stores Corporation+                                         9,835
    4,800   Rent-A-Center Inc.+                                           124,128
    2,100   Retail Ventures, Inc.+                                         15,834
   27,400   Rite Aid Corporation+                                          96,448
    8,600   Ross Stores, Inc.                                             201,584
    2,600   Ruddick Corporation                                            51,064

30

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2004 (UNAUDITED)

   SHARES
     HELD   INDUSTRY++/ISSUE                                                VALUE
---------------------------------------------------------------------------------
    7,800   Saks Incorporated+                                       $     93,990
    1,800   School Specialty, Inc.+                                        70,938
    1,600   Sharper Image Corporation+                                     34,320
      700   Shoe Carnival, Inc.+                                            8,253
    1,800   ShopKo Stores, Inc.+                                           31,338
    1,300   The Sportsman's Guide, Inc.+                                   26,299
    1,450   Stamps.com Inc.+                                               19,285
    1,700   Stein Mart, Inc.+                                              25,874
      700   Systemax Inc.+                                                  3,962
    3,500   The Talbots, Inc.                                              86,765
    2,100   Too Inc.+                                                      37,947
    2,800   Tractor Supply Company+                                        88,032
    2,500   Tuesday Morning Corporation+                                   77,300
    2,000   Ultimate Electronics, Inc.(d)+                                  6,080
      400   UniFirst Corporation                                           11,440
    2,100   United Stationers, Inc.+                                       91,140
    5,000   Urban Outfitters, Inc.+                                       172,000
      500   VSI Holdings, Inc.+                                                 -
    1,700   Weis Markets, Inc.                                             57,596
    2,000   West Marine, Inc.+                                             42,760
    4,575   The Wet Seal, Inc. (Class A)(d)+                                7,595
      900   Whitehall Jewelers, Inc.+                                       7,227
    3,645   Whole Foods Market, Inc.                                      312,705
    6,700   Williams-Sonoma, Inc.+                                        251,585
    4,000   Zale Corporation+                                             112,400
                                                                     ------------
                                                                        8,289,655
                                                                     ------------
   SOAPS & COSMETICS - 0.4%
    1,900   Chattem, Inc.+                                                 61,275
    3,600   Church & Dwight Co., Inc.                                     101,016
      349   Del Laboratories, Inc.+                                        11,517
    2,700   Elizabeth Arden, Inc.+                                         56,862
    7,580   The Estee Lauder Companies Inc. (Class A)                     316,844
    1,200   Inter Parfums, Inc.                                            16,380
    4,300   Nu Skin Enterprises, Inc. (Class A)                           101,093
    5,100   Playtex Products, Inc.+                                        32,130
    1,987   Revlon, Inc. (Class A)+                                         5,007
                                                                     ------------
                                                                          702,124
                                                                     ------------
   SOFTWARE - 0.0%
      400   SYNNEX Corporation+                                             7,080
                                                                     ------------
   STEEL - 0.4%
    6,500   AK Steel Holding Corporation+                                  53,040
      200   Ampco-Pittsburgh Corporation                                    2,652
    1,300   Carpenter Technology Corporation                               62,062
      900   Cleveland-Cliffs Inc.+                                         72,783
    1,400   Cold Metal Products, Inc.+                                          -
      600   Friedman Industries, Incorporated                               3,690
    1,200   Gibraltar Steel Corporation                                    43,392
    6,400   Intermet Corporation+                                           1,664
    5,400   International Steel Group, Inc.+                              181,980
      700   Keystone Consolidated Industries, Inc.+                           210
      300   NS Group, Inc.+                                                 5,550
   11,100   National Steel Corp.+                                              22
      300   Northwest Pipe Company+                                         5,205
    9,000   Northwestern Steel and Wire Company+                                5
    1,405   Olympic Steel, Inc.+                                           26,555
    2,500   Oregon Steel Mills, Inc.+                                      41,575
    1,000   Quanex Corporation                                             51,280
      700   Roanoke Electric Steel Corporation                             10,024
    1,300   Ryerson Tull, Inc.                                             22,321
    1,850   Schnitzer Steel Industries, Inc. (Class A)                     59,848
      400   Shiloh Industries, Inc.+                                        5,560
    3,800   Steel Dynamics, Inc.                                          146,756
    1,800   Steel Technologies Inc.                                        46,111
      300   Weirton Steel Corporation+                                          -
                                                                     ------------
                                                                          842,285
                                                                     ------------
   TECHNOLOGY - 0.1%
    7,300   AT&T Latin America Corp. (Class A)+                                40
      400   Airgate PCS, Inc.+                                              7,840
      200   Calico Commerce, Inc.                                               -
      300   DigitalNet Holdings, Inc.+                                      9,065
    3,600   GoRemote Internet Communications, Inc.+                         4,788
      200   International FiberCom, Inc.+                                       -
    4,175   Internet Capital Group, Inc.+                                  26,929
      110   InterWorld Corporation+                                             5
    6,300   iPass Inc.+                                                    37,737
    2,700   Komag, Incorporated+                                           37,530
    3,300   Lawson Software, Inc.+                                         18,480
    1,300   MAPICS, Inc.+                                                  11,765
    1,100   Mobius Management Systems, Inc.+                                9,955
      200   NetObjects Inc.+                                                    2
    2,800   Redback Networks Inc.+                                         14,616
    2,100   Tyler Technologies, Inc.+                                      18,564
                                                                     ------------
                                                                          197,316
                                                                     ------------
   TELEPHONE - 2.4%
    4,480   Adtran, Inc.                                                  101,606
      100   Advanced Switching                                                  -
    5,760   Alamosa Holdings, Inc.+                                        44,006
    1,800   Alaska Communications Systems Holdings, Inc.+                  10,080
   13,900   American Tower Corporation (Class A)+                         213,365
    7,105   Applied Digital Solutions, Inc.+                               15,489
      600   Applied Innovation Inc.+                                        1,746
    1,300   Applied Signal Technology, Inc.                                41,587
      200   Atlantic Tele-Network, Inc.                                     5,760
    2,200   autobytel.com inc.+                                            19,734
    2,900   Boston Communications Group, Inc.+                             25,433
      800   CT Communications, Inc.                                        11,032
    2,000   Carrier Access Corporation+                                    13,900
    3,155   CellStar Corporation+                                          14,384
    3,800   Centennial Communications Corp.+                               22,344
    6,900   Choice One Communications Inc.+                                   104
    9,600   Cincinnati Bell Inc.+                                          33,504
    2,000   Commonwealth Telephone Enterprises, Inc.+                      87,100

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2004 (UNAUDITED)

   SHARES
     HELD   INDUSTRY++/ISSUE                                                VALUE
---------------------------------------------------------------------------------
      230   Copper Mountain Networks, Inc.+                          $        805
   11,600   Covad Communications Group, Inc.(d)+                           19,488
      300   Covista Communications, Inc.+                                     525
   12,440   Crown Castle International Corp.+                             185,107
      699   D&E Communications, Inc.                                        8,038
    6,900   Davel Communications, Inc.+                                        48
    1,900   Ditech Communications Corporation+                             42,541
    3,900   Dobson Communications Corporation (Class A)+                    5,187
      715   Equinix, Inc.+                                                 22,000
    7,200   Extreme Networks, Inc.+                                        32,040
       10   FiberNet Telecom Group, Inc.+                                       7
    9,300   Finisar Corporation+                                           12,090
       64   Focal Communications Corporation+                                   -
    3,400   General Communication, Inc. (Class A)+                         30,770
    2,195   Global Crossing Ltd.+                                          36,261
       50   GoAmerica, Inc.+                                                   16
      100   Hector Communications Corporation+                              2,100
      800   Hickory Tech Corporation                                        9,281
      600   High Speed Access Corp. (Liquidating Shares)                        -
    1,500   I.D. Systems, Inc.                                             20,550
    2,300   Inet Technologies, Inc.+                                       28,934
      300   Integrated Telecom                                                  -
    3,200   InteliData Technologies Corporation+                            1,088
    2,500   Inter-Tel Inc.                                                 54,050
    2,800   InterDigital Communications Corporation+                       45,696
    1,400   j2 Global Communications, Inc.+                                44,226
   46,380   Level 3 Communications, Inc.(d)+                              120,124
  181,945   Liberty Media Corporation (Class A)+                        1,586,560
   11,038   McLeod USA Incorporated (Class A)+                              4,967
      107   MPower Holding Corporation+                                       138
    5,722   NTL Incorporated+                                             355,164
      300   Net2000 Communications, Inc.+                                       -
    5,800   Net2Phone, Inc.+                                               18,676
   11,365   Nextel Partners, Inc. (Class A)+                              188,432
      600   North Pittsburgh Systems, Inc.                                 12,426
    2,286   Novatel Wireless, Inc.+                                        53,721
      247   Optical Cable Corporation+                                      1,124
    2,200   Paradyne Networks, Inc.+                                       10,120
    2,080   Pegasus Communications Corporation(d)+                         15,600
    3,420   Price Communications Corporation+                              52,155
   12,300   Primus Telecommunications Group, Incorporated+                 18,081
    6,800   RCN Corporation(d)+                                               388
   14,600   Sonus Networks, Inc.+                                          82,198
    2,440   SpectraSite, Inc.+                                            113,460
      390   Stratos Lightwave, Inc.+                                        1,739
    4,800   Sunrise Telecom Incorporated                                   13,632
      700   SureWest Communications                                        20,069
    3,733   TALK America Holdings, Inc.+                                   19,524
    3,400   Telephone and Data Systems, Inc.                              286,178
      200   Tellular Corporation+                                           2,102
    8,000   Terremark Worldwide, Inc.+                                      5,120
    4,700   Time Warner Telecom, Inc. (Class A)+                           22,560
    2,300   Triton PCS Holdings, Inc. (Class A)+                            5,888
      100   Tut Systems, Inc.+                                                274
      500   US LEC Corp. (Class A)+                                         1,500
    3,700   US Unwired Inc. (Class A)+                                      9,842
    4,100   UbiquiTel Inc.+                                                16,400
    1,700   Ulticom, Inc.+                                                 25,109
    5,300   United States Cellular Corporation+                           228,695
      400   Warwick Valley Telephone Company                                9,504
      200   Z-Tel Technologies, Inc.+                                          90
                                                                     ------------
                                                                        4,563,582
                                                                     ------------
   TIRES & RUBBER - 0.1%
      200   American Biltrite Inc.+                                         2,452
    1,000   Bandag, Incorporated                                           43,800
    2,200   Carlisle Companies Incorporated                               140,646
    1,000   SRI/Surgical Express, Inc.+                                     6,000
    2,300   TBC Corporation+                                               51,382
                                                                     ------------
                                                                          244,280
                                                                     ------------
   TOBACCO - 0.1%
    2,700   DIMON Incorporated                                             15,903
      900   Schweitzer-Manduit International, Inc.                         29,160
    1,845   Universal Corporation                                          82,361
    4,062   Vector Group Ltd.                                              61,059
                                                                     ------------
                                                                          188,483
                                                                     ------------
   TRANSPORTATION - 0.0%
    1,700   Celadon Group, Inc.+                                           32,385
      500   Maritrans Inc.                                                  7,720
      900   Overnite Corporation                                           28,287
                                                                     ------------
                                                                           68,392
                                                                     ------------
   TRAVEL & RECREATION - 1.8%
    4,038   All-American SportPark, Inc.+                                     222
    4,200   Alliance Gaming Corporation+                                   63,252
    1,300   Amerco+                                                        49,296
      100   American Classic Voyages Co.+                                       -
    2,300   Ameristar Casinos, Inc.                                        69,575
    1,900   Argosy Gaming Company+                                         74,480
    2,200   Aztar Corporation+                                             58,300
    4,800   Bally Total Fitness Holding Corporation+                       17,472
      300   Bluegreen Corporation+                                          3,339
    3,600   Boyd Gaming Corporation                                       101,340
      600   Buckhead America Corporation+                                       -
   18,535   Caesars Entertainment, Inc.+                                  309,534
    4,200   Callaway Golf Company                                          44,394
    1,400   Carmike Cinemas, Inc..                                         49,294
    2,400   Cedar Fair, LP                                                 73,560
    2,000   Central Parking Corporation                                    26,440
    2,700   Choice Hotels International, Inc.                             155,493
    2,400   Dick's Sporting Goods, Inc.+                                   85,488
    1,500   Dollar Thrifty Automotive Group, Inc.+                         36,495
      610   Dover Downs Gaming & Entertainment, Inc.                        6,277
      400   Empire Resorts, Inc.+                                           2,952
    1,000   Full House Resorts, Inc.+                                         680
    1,200   Glassmaster Company+                                              360

32

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2004 (UNAUDITED)

   SHARES
     HELD   INDUSTRY++/ISSUE                                                VALUE
----------------------------------------------------------------------------------
      800   Hudson Hotels Corporation+                               $          -
      100   Huffy Corporation+                                                 18
      400   International Leisure Hosts, Ltd.+                              1,800
      400   Jameson Inns, Inc.+                                               712
    1,700   Johnson Outdoors Inc. (Class A)+                               33,490
    1,392   K2 Inc.+                                                       19,919
    2,900   Lakes Gaming Inc.+                                             30,392
    8,300   MGM Mirage Inc.+                                              412,095
    3,400   MTR Gaming Group, Inc.+                                        31,688
    3,500   Mandalay Resort Group                                         240,275
      900   Marcus Corporation                                             17,523
      400   Marine Products Corp.                                           7,200
    4,900   Mikohn Gaming Corporation+                                     28,420
    2,300   Monarch Casino & Resort, Inc.+                                 43,861
    2,300   Multimedia Games, Inc.+                                        35,650
      900   Navigant International, Inc.+                                  14,697
    3,400   Orbitz, Inc. (Class A)+                                        92,480
    3,500   Pinnacle Entertainment, Inc.+                                  48,300
    2,300   President Casinos, Inc.+                                          230
    2,700   Prime Hospitality Corp.+                                       32,859
    4,700   Renaissance Entertainment Corporation+                            423
    1,200   Rent-Way, Inc.+                                                 8,220
   11,935   Royal Caribbean Cruises Ltd.                                  520,366
    3,150   SCP Pool Corporation                                           84,231
    3,700   Scientific Games Corporation+                                  70,670
      300   ShoLodge, Inc.+                                                 1,380
    2,162   Shuffle Master, Inc.+                                          80,989
    4,100   Six Flags, Inc.                                                22,304
      200   Sonesta International Hotels Corporation (Class A)+             1,152
    2,000   Speedway Motorsports, Inc.                                     66,660
    1,692   The Sports Authority, Inc.+                                    39,254
    7,300   Sports Entertainment Enterprises, Inc.+                           621
    3,400   Station Casinos, Inc.                                         166,736
    1,100   Stellent, Inc.+                                                 8,481
      500   Travis Boats & Motors, Inc.+                                      200
    1,700   Vail Resorts, Inc.+                                            30,719
    1,800   WMS Industries Inc.+                                           46,242
      300   WestCoast Hospitality Corporation+                              1,665
                                                                     ------------
                                                                        3,470,165
                                                                     ------------
   TRUCKING & FREIGHT - 1.1%
    1,900   Arkansas Best Corporation                                      69,578
      300   BancTrust Financial Group, Inc.                                 5,571
    4,800   C.H. Robinson Worldwide, Inc.                                 222,672
    2,900   CNF Transportation Inc.                                       118,871
      500   Central Freight Lines, Inc.+                                    3,005
      700   Covenant Transport, Inc. (Class A)+                            13,524
    6,105   Expeditors International of Washington, Inc.                  315,629
    1,800   Forward Air Corporation+                                       72,036
      800   Frozen Food Express Industries, Inc.+                           6,072
    4,581   Heartland Express, Inc.                                        84,519
    1,100   Hub Group, Inc. (Class A)+                                     40,975
    4,600   J.B. Hunt Transport Services, Inc.                            170,844
    3,000   Knight Transportation, Inc.+                                   64,260
    4,610   Laidlaw International, Inc.+                                   75,834
    2,200   Landstar System, Inc.+                                        129,096
      825   Marten Transport, Ltd.+                                        14,413
    1,375   Old Dominion Freight Line, Inc.+                               39,614
      400   P.A.M. Transportation Services, Inc.+                           7,664
    3,600   Pacer International, Inc.+                                     59,040
    3,300   Sirva Inc.+                                                    75,570
    4,670   Swift Transportation Co., Inc.+                                78,549
      700   U.S. Xpress Enterprises, Inc. (Class A)+                       12,978
    1,700   USF Corporation                                                61,013
      500   United Road Services, Inc.+                                        40
    1,600   Wabash National Corporation+                                   43,952
    4,400   Werner Enterprises, Inc.                                       84,964
    3,593   Yellow Roadway Corporation+                                   168,476
                                                                     ------------
                                                                        2,038,759
                                                                     ------------
   UTILITIES - 0.0%
      500   Infrasource Services Inc.+                                      5,250
                                                                     ------------
            TOTAL INVESTMENT IN COMMON STOCKS
            (Cost - $157,425,041) - 97.9%                             185,998,886
                                                                     ------------
                     PREFERRED STOCKS

   TELECOMMUNICATIONS - 0.0%
       50   ATSI Communications, Inc. (Series H) (Convertible)                 31
                                                                     ------------
            TOTAL INVESTMENT IN PREFERRED STOCKS
            (Cost - $200) - 0.0%                                               31
                                                                     ------------
                     RIGHTS(e)

   DRUGS & MEDICINE - 0.0%
      800   Psychiatric Solutions, Inc.                                         -
                                                                     ------------
   FINANCE - 0.0%
     1500   Hoenig Group                                                        -
                                                                     ------------
            TOTAL INVESTMENT IN RIGHTS
            (Cost - $0) - 0.0%                                                  -
                                                                     ------------
                     WARRANTS(c)

   BUSINESS SERVICES - 0.0%
      104   Magellan Health Services, Inc.                                  1,435
                                                                     ------------
   ELECTRONICS - 0.0%
        1   APW Ltd.                                                            -
                                                                     ------------
   MATERIALS & SERVICES - 0.0%
      103   Polymer Group Inc. (Class A)                                        1
      103   Polymer Group Inc. (Class B)                                        1
                                                                     ------------
                                                                                2
                                                                     ------------

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================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
SEPTEMBER 30, 2004 (UNAUDITED)

   SHARES
     HELD   INDUSTRY++/ISSUE                                                VALUE
---------------------------------------------------------------------------------
   TECHNOLOGY - 0.0%
      121   Optical Cable Corporation                                $          -
                                                                     ------------
   TELEPHONE - 0.0%
       46   SpectraSite, Inc.                                               2,827
                                                                     ------------
            TOTAL INVESTMENTS IN WARRANTS
            (Cost - $1,453) - 0.0%                                          4,264
                                                                     ------------
BENEFICIAL INTEREST
-------------------
                     OTHER INTERESTS(f)

   BUSINESS SERVICES - 0.0%
  $14,900   StorageNetworks, Inc. (Litigation Trust Certificates)               -
                                                                     ------------
   MISCELLANEOUS FINANCE - 0.0%
      200   Malan Realty Investors, Inc. (Litigation Trust
              Certificates)                                                     -
                                                                     ------------
   TECHNOLOGY -0.0%
    1,400   WilTel Communications Group, Inc.
              (Litigation Trust Certificates)                                   -
                                                                     ------------
  TELEPHONE - 0.0%
   16,016   McLeod USA Incorporated (Litigation Trust
              Certificates)                                                     -
                                                                     ------------
            TOTAL INVESTMENTS IN OTHER INTERESTS
            (Cost - $2,282) - 0.0%                                              -
                                                                     ------------
            TOTAL LONG-TERM INVESTMENTS
            (Cost - $157,428,976)                                     186,003,181
                                                                     ------------
            SHORT-TERM SECURITIES

3,474,774     Merrill Lynch Liquidity Series,
                LLC Cash Sweep Series I(a)                              3,474,774
3,489,200     Merrill Lynch Liquidity Series,
                LLC Money Market Series(a)(b)                           3,489,200
                                                                     ------------
              TOTAL INVESTMENTS IN SHORT-TERM INVESTMENTS
              (Cost - $6,963,974) - 3.7%                                6,963,974
                                                                     ------------
              TOTAL INVESTMENTS
              (Cost - $164,392,950*) - 101.6%                         192,967,155
                                                                     ------------
            LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6%)             (3,046,245)
                                                                     ------------
            NET ASSETS - 100%                                        $189,920,910
                                                                     ============

 + Non-income-producing security.

++ For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

 * The cost and unrealized appreciation/depreciation of investments as of September 30, 2004, as computed for federal income tax purposes, were as follows:

Aggregate Cost                                                    $165,396,702
                                                                  ============
Gross unrealized appreciation                                     $ 43,095,129
Gross unrealized depreciation                                      (15,524,676)
                                                                  ------------
Net unrealized appreciation                                       $ 27,570,453
                                                                  ============

(a) Investments in companies considered to be an affiliate of the Series (such companies are defined as Affiliated Companies in Section 2(a)(3)of the Investment Company Act of 1940) were as follows:

                                                            NET     INTEREST/DIVIDEND
AFFILIATE                                              ACTIVITY                INCOME
-------------------------------------------------------------------------------------
Merrill Lynch Liquidity Series, LLC Cash
        Sweep Series I                              $(8,754,614)             $112,907
Merrill Lynch Liquidity Series, LLC Money
        Market Series                               $   991,850              $ 22,068
Merrill Lynch Premier Institutional Fund               (832,450)             $  3,738

(b) Security was purchased with the cash proceeds from securities loans.

(c) Warrants entitle the Series to purchase a predetermined number of shares of stock and are non-income-producing. The purchase price and number of shares of stock are subject to adjustment under certain conditions until the expiration date.

(d) Security, or portion of security, is on loan.

(e) The rights entitle the holder to future cash distributions.

(f) Other interests represent benefical interest in liquidation trusts and other reorganization entities and are non-income-producing.

Financial futures contracts purchased as of September 30, 2004, were as follows:

NUMBER OF                                EXPIRATION           FACE         UNREALIZED
CONTRACTS    ISSUE                             DATE          VALUE       APPRECIATION
-------------------------------------------------------------------------------------
        5    Russell 2000 Index       December 2004     $1,412,322            $22,678
       12    S&P 400 MidCap Index     December 2004      3,548,179             16,421
                                                                              -------
TOTAL UNREALIZED APPRECIATION - NET                                           $39,099
                                                                              =======

34

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

            DIRECTORS   Robert G. Davis, CHAIRMAN OF THE BOARD
                        Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                        Barbara B. Dreeben
                        Robert L. Mason, Ph.D.
                        Michael F. Reimherr
                        Laura T. Starks, Ph.D.
                        Richard A. Zucker

       ADMINISTRATOR,   USAA Investment Management Company
  INVESTMENT ADVISER,   P.O. Box 659453
         UNDERWRITER,   San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT   USAA Shareholder Account Services
                        9800 Fredericksburg Road
                        San Antonio, Texas 78288

            CUSTODIAN   JP Morgan Chase
                        4 Chase MetroTech, 18th Floor
                        Brooklyn, New York 11245

          INDEPENDENT   Ernst & Young LLP
    REGISTERED PUBLIC   100 West Houston St., Suite 1900
      ACCOUNTING FIRM   San Antonio, Texas 78205

            TELEPHONE   Call toll free - Central time
     ASSISTANCE HOURS   Monday - Friday, 7 a.m. to 10 p.m.
                        Saturday, 8:30 a.m. to 5 p.m.
                        Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL   (800) 531-8181
    INFORMATION ABOUT   For account servicing, exchanges,
         MUTUAL FUNDS   or redemptions
                        (800) 531-8448

      RECORDED MUTUAL   24-hour service (from any phone)
    FUND PRICE QUOTES   (800) 531-8066

          MUTUAL FUND   (from touch-tone phones only)
       USAA TOUCHLINE   For account balance, last transaction, fund
                        prices, or to exchange or redeem fund shares
                        (800) 531-8777

      INTERNET ACCESS   USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800)531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                RECYCLED
                                                                  PAPER

          [LOGO OF USAA]   WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA         ----------------------------------
                              INSURANCE o MEMBER SERVICES

48416-1104                                   (C)2004, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC., INDEX FUNDS

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    11-29-04
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    11-29-04
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    11-29-04
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.